UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21934

RiverNorth Funds

(Exact name of registrant as specified in charter)

360 South Rosemary Avenue, Suite 1420

West Palm Beach, FL 33401

(Address of principal executive offices) (Zip code)

Marcus L. Collins, Esq.

RiverNorth Capital Management, LLC

360 South Rosemary Avenue, Suite 1420

West Palm Beach, FL 33401

(Name and address of agent for service)

Registrant's telephone number, including area code: 561-484-7185

Date of fiscal year end: 09/30

Date of reporting period: 09/30/2025

Item 1.	Reports to Stockholders.

(a)

RIVERNORTH/DOUBLELINE STRATEGIC INCOME FUND

CLASS I : RNSIX

Annual Shareholder Report - September 30, 2025

FUND OVERVIEW

This annual shareholder report contains important information about RiverNorth/DoubleLine Strategic Income Fund - Class I for the period of October 1, 2024 to September 30, 2025.

You can find additional information about the Fund at https://www.rivernorth.com/investments/rnsix-rndlx/. You can also request this information by contacting us at 888.848.7569.

WHAT WERE THE FUND'S COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
RiverNorth/DoubleLine Strategic Income Fund - Class I	$95	0.93%

HOW DID THE FUND PERFORM THE LAST 10 YEARS?

TOTAL RETURN BASED ON $100,000 INVESTMENT

	Class I - $150,218	Bloomberg U.S. Aggregate Bond Index - $119,978
9/30/2015	$100,000	$100,000
3/31/2016	$103,035	$102,445
9/30/2016	$108,902	$105,193
3/31/2017	$110,750	$102,896
9/30/2017	$113,990	$105,269
3/31/2018	$113,484	$104,134
9/30/2018	$114,585	$103,989
3/31/2019	$118,418	$108,800
9/30/2019	$123,866	$114,696
3/31/2020	$116,145	$118,520
9/30/2020	$128,216	$122,707
3/31/2021	$133,964	$119,361
9/30/2021	$137,851	$121,608
3/31/2022	$131,832	$114,405
9/30/2022	$118,501	$103,854
3/31/2023	$124,094	$108,933
9/30/2023	$122,650	$104,523
3/31/2024	$134,561	$110,783
9/30/2024	$143,285	$116,615
3/31/2025	$144,915	$116,189
9/30/2025	$150,218	$119,978

The chart above represents historical performance of a hypothetical investment of $100,000 in the Fund over the past ten years. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

HOW DID THE FUND PERFORM LAST YEAR?

For the fiscal year ended September 30, 2025, the Fund’s exposure to the Opportunistic Income Strategy, managed by DoubleLine Capital, LP DoubleLine was the primary driver of returns. The Tactical Closed-End Fund Income Strategy, managed by RiverNorth Capital Management, LLC also generated attractive returns relative to the Fund’s primary benchmark. Looking within the Tactical Closed-End Fund Income Strategy, exposure to investment company debt was the largest drivers of returns. The strategy’s exposure to closed-end funds CEFs also contributed positively to strategy performance for the fiscal year.

The Core Fixed Income Strategy managed by DoubleLine, also contributed positively to returns however it trailed the performance of the other two sleeves. This outcome isn’t surprising in more of a risk-on environment.

We believe each of these strategies has a compelling investment thesis. The Opportunistic Fixed Income Strategy provides exposure to a diversified portfolio of traditional and bespoke credit assets overseen by what we believe to be is one of the top fixed income managers in the world. CEF investor sentiment has generally improved over the past year, mostly driven by expectations around Fed rate cuts and a stable economy. As such, the Tactical Closed-End Fund Income Strategy may be poised to benefit from further discount narrowing. The Core Fixed Income Strategy provides exposure to a diversified portfolio of fixed income assets while also providing capital that can be rapidly deployed in the event of further capital market or interest rate volatility.

LEVEL DISTRIBUTION INFORMATION

The Fund currently targets a level distribution set at 6.50% of NAV. For the fiscal year ending September 30, 2025, 40% of the total distributions paid was characterized as a return of capital.

AVERAGE ANNUAL TOTAL RETURNS

RiverNorth/DoubleLine Strategic Income Fund	1 Year	5 Year	10 Year
Class I	4.84%	3.22%	4.15%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%

FUND STATISTICS

  Total Net Assets$1,186,887,356
  # of Portfolio Holdings1,388
  Portfolio Turnover Rate (Class I)50%
  Advisory Fees Paid$9,116,889

As of September 30, 2025. Past performance does not guarantee future results. Call 888.848.7569 for current month-end performance.

WHAT DID THE FUND INVEST IN?

STRATEGY ALLOCATION

As of September 30, 2025

(percentages are based on total investments)

Value	Value
DoubleLine Opportunistic Fixed Income	41.84%
Tactical Closed-End Fund Income Strategy (RiverNorth)	30.51%
DoubleLine Core Fixed Income	27.65%

SECTOR ALLOCATION

As of September 30, 2025

(percentages are based on net assets)

Value	Value
Agency MBS	21.22%
Non-Agency MBS	18.83%
Investment Co. Bonds	10.84%
US Government	8.80%
Cash Equivalents	7.59%
CMBS	6.77%
High Yield	5.74%
Investment Grade	4.56%
BDCs	4.17%
Bank Loans	4.01%
Other	3.27%
Muni/BAB	2.85%
EM Debt	1.68%
Developed Foreign	1.44%
Infrastructure	1.00%
Preferreds	0.63%
Equity	0.15%
Convertibles	0.14%

MATERIAL FUND CHANGES

There have been no material Fund changes during the reporting period.

ADDITIONAL INFORMATION

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting https://www.rivernorth.com/investments/rnsix-rndlx/.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent at 888.848.7569.

RIVERNORTH/DOUBLELINE STRATEGIC INCOME FUND

 CLASS I : RNSIX

Distributor, ALPS Distributors, Inc.

Phone: 888.848.7569

Annual Shareholder Report - September 30, 2025

76881N202–A–09302025

RIVERNORTH/DOUBLELINE STRATEGIC INCOME FUND

CLASS R : RNDLX

Annual Shareholder Report - September 30, 2025

FUND OVERVIEW

This annual shareholder report contains important information about RiverNorth/DoubleLine Strategic Income Fund - Class R for the period of October 1, 2024 to September 30, 2025.

You can find additional information about the Fund at https://www.rivernorth.com/investments/rnsix-rndlx/. You can also request this information by contacting us at 888.848.7569.

WHAT WERE THE FUND'S COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
RiverNorth/DoubleLine Strategic Income Fund - Class R	$119	1.17%

HOW DID THE FUND PERFORM THE LAST 10 YEARS?

TOTAL RETURN BASED ON $10,000 INVESTMENT

	Class R - $14,641	Bloomberg U.S. Aggregate Bond Index - $11,998
9/30/2015	$10,000	$10,000
3/31/2016	$10,280	$10,244
9/30/2016	$10,862	$10,519
3/31/2017	$11,032	$10,290
9/30/2017	$11,340	$10,527
3/31/2018	$11,275	$10,413
9/30/2018	$11,359	$10,399
3/31/2019	$11,735	$10,880
9/30/2019	$12,259	$11,470
3/31/2020	$11,482	$11,852
9/30/2020	$12,657	$12,271
3/31/2021	$13,207	$11,936
9/30/2021	$13,572	$12,161
3/31/2022	$12,964	$11,441
9/30/2022	$11,641	$10,385
3/31/2023	$12,159	$10,893
9/30/2023	$12,017	$10,452
3/31/2024	$13,165	$11,078
9/30/2024	$14,000	$11,662
3/31/2025	$14,142	$11,619
9/30/2025	$14,641	$11,998

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

HOW DID THE FUND PERFORM LAST YEAR?

For the fiscal year ended September 30, 2025, the Fund’s exposure to the Opportunistic Income Strategy, managed by DoubleLine Capital, LP DoubleLine was the primary driver of returns. The Tactical Closed-End Fund Income Strategy, managed by RiverNorth Capital Management, LLC also generated attractive returns relative to the Fund’s primary benchmark. Looking within the Tactical Closed-End Fund Income Strategy, exposure to investment company debt was the largest drivers of returns. The strategy’s exposure to closed-end funds CEFs also contributed positively to strategy performance for the fiscal year.

The Core Fixed Income Strategy managed by DoubleLine, also contributed positively to returns however it trailed the performance of the other two sleeves. This outcome isn’t surprising in more of a risk-on environment.

We believe each of these strategies has a compelling investment thesis. The Opportunistic Fixed Income Strategy provides exposure to a diversified portfolio of traditional and bespoke credit assets overseen by what we believe to be is one of the top fixed income managers in the world. CEF investor sentiment has generally improved over the past year, mostly driven by expectations around Fed rate cuts and a stable economy. As such, the Tactical Closed-End Fund Income Strategy may be poised to benefit from further discount narrowing. The Core Fixed Income Strategy provides exposure to a diversified portfolio of fixed income assets while also providing capital that can be rapidly deployed in the event of further capital market or interest rate volatility.

LEVEL DISTRIBUTION INFORMATION

The Fund currently targets a level distribution set at 6.25% of NAV. For the fiscal year ending September 30, 2025, 40% of the total distributions paid was characterized as a return of capital.

AVERAGE ANNUAL TOTAL RETURNS

RiverNorth/DoubleLine Strategic Income Fund	1 Year	5 Year	10 Year
Class R	4.58%	2.96%	3.89%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%

FUND STATISTICS

  Total Net Assets$1,186,887,356
  # of Portfolio Holdings1,388
  Portfolio Turnover Rate (Class R)50%
  Advisory Fees Paid$9,116,889

As of September 30, 2025. Past performance does not guarantee future results. Call 888.848.7569 for current month-end performance.

WHAT DID THE FUND INVEST IN?

STRATEGY ALLOCATION

As of September 30, 2025

(percentages are based on total investments)

Value	Value
DoubleLine Opportunistic Fixed Income	41.84%
Tactical Closed-End Fund Income Strategy (RiverNorth)	30.51%
DoubleLine Core Fixed Income	27.65%

SECTOR ALLOCATION

As of September 30, 2025

(percentages are based on net assets)

Value	Value
Agency MBS	21.22%
Non-Agency MBS	18.83%
Investment Co. Bonds	10.84%
US Government	8.80%
Cash Equivalents	7.59%
CMBS	6.77%
High Yield	5.74%
Investment Grade	4.56%
BDCs	4.17%
Bank Loans	4.01%
Other	3.27%
Muni/BAB	2.85%
EM Debt	1.68%
Developed Foreign	1.44%
Infrastructure	1.00%
Preferreds	0.63%
Equity	0.15%
Convertibles	0.14%

MATERIAL FUND CHANGES

There have been no material Fund changes during the reporting period.

ADDITIONAL INFORMATION

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting https://www.rivernorth.com/investments/rnsix-rndlx/.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent at 888.848.7569.

RIVERNORTH/DOUBLELINE STRATEGIC INCOME FUND

 CLASS R : RNDLX

Distributor, ALPS Distributors, Inc.

Phone: 888.848.7569

Annual Shareholder Report - September 30, 2025

76881N301–A–09302025

RIVERNORTH/OAKTREE HIGH INCOME FUND

CLASS I : RNHIX

Annual Shareholder Report - September 30, 2025

FUND OVERVIEW

This annual shareholder report contains important information about RiverNorth/Oaktree High Income Fund - Class I for the period of October 1, 2024 to September 30, 2025.

You can find additional information about the Fund at https://www.rivernorth.com/investments/rnhix-rnotx/. You can also request this information by contacting us at 888.848.7569.

WHAT WERE THE FUND'S COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
RiverNorth/Oaktree High Income Fund - Class I	$139	1.35%

HOW DID THE FUND PERFORM THE LAST 10 YEARS?

TOTAL RETURN BASED ON $100,000 INVESTMENT

	Class I - $164,194	Bloomberg U.S. Aggregate Bond Index - $119,978	ICE BofAML Non-Financial Developed HY Constrained Index - $173,992	S&P UBS Leveraged Loan Index - $169,953
9/30/2015	$100,000	$100,000	$100,000	$100,000
3/31/2016	$101,886	$102,445	$101,750	$99,338
9/30/2016	$110,086	$105,193	$112,171	$105,347
3/31/2017	$114,674	$102,896	$116,200	$109,015
9/30/2017	$117,910	$105,269	$123,193	$110,994
3/31/2018	$118,196	$104,134	$123,639	$114,071
9/30/2018	$120,527	$103,989	$125,772	$117,186
3/31/2019	$122,262	$108,800	$127,616	$117,867
9/30/2019	$126,370	$114,696	$131,279	$120,836
3/31/2020	$111,625	$118,520	$116,304	$106,658
9/30/2020	$126,346	$122,707	$135,072	$121,844
3/31/2021	$133,873	$119,361	$145,322	$128,810
9/30/2021	$137,153	$121,608	$149,616	$132,151
3/31/2022	$134,306	$114,405	$142,382	$132,960
9/30/2022	$123,391	$103,854	$123,103	$128,685
3/31/2023	$132,828	$108,933	$135,970	$135,782
9/30/2023	$136,461	$104,523	$138,363	$144,736
3/31/2024	$146,898	$110,783	$150,538	$152,623
9/30/2024	$154,414	$116,615	$160,923	$158,706
3/31/2025	$155,998	$116,189	$161,703	$163,332
9/30/2025	$164,194	$119,978	$173,992	$169,953

The chart above represents historical performance of a hypothetical investment of $100,000 in the Fund over the past ten years. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. As of September 2024, pursuant to the new regulatory requirements, the Bloomberg US Aggregate Bond Index replaced the prior index as the Fund's primary benchmark to represent a broad-based securities market index. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

HOW DID THE FUND PERFORM LAST YEAR?

For the fiscal year ended September 30, 2025, the Fund’s exposure to high yield bonds was the primary driver of returns. The Fund’s exposure to investment company debt also contributed positively to returns over the fiscal year. Exposure to business development companies (“BDCs”) within the RiverNorth Capital Management, LLC sleeve detracted from returns for the fiscal year.

The Fund continues to offer investors access to Oaktree Fund Advisers, LLC, in our opinion, one of the world’s top credit managers, while also providing a unique source of income and potential capital appreciation by overlaying opportunistic exposure to closed-end funds, BDCs, and investment company debt.

LEVEL DISTRIBUTION INFORMATION

The Fund currently targets a level distribution set at 7.25% of NAV. For the fiscal year ending September 30, 2025, 28% of the total distributions paid was characterized as a return of capital.

AVERAGE ANNUAL TOTAL RETURNS

RiverNorth/Oaktree High Income Fund	1 Year	5 Year	10 Year
Class I	6.33%	5.38%	5.08%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%
ICE BofAML Non-Financial Developed HY Constrained Index	8.12%	5.19%	5.69%
S&P UBS Leveraged Loan Index	7.09%	6.88%	5.45%

FUND STATISTICS

  Total Net Assets$57,799,354
  # of Portfolio Holdings397
  Portfolio Turnover Rate (Class I)67%
  Advisory Fees Paid$562,393

As of September 30, 2025. Past performance does not guarantee future results. Call 888.848.7569 for current month-end performance.

WHAT DID THE FUND INVEST IN?

STRATEGY ALLOCATION

As of September 30, 2025

(percentages are based on total investments)

Value	Value
Global Bank Loan/High Yield Strategy (Oaktree)	88.61%
Tactical Closed-End Fund Income Strategy (RiverNorth)	11.39%

SECTOR ALLOCATION

As of September 30, 2025

(percentages are based on net assets)

Value	Value
High Yield	55.59%
Developed Foreign	26.95%
Investment Co. Bonds	5.92%
Cash Equivalents	3.63%
BDCs	1.55%
Investment Grade	1.52%
Convertibles	1.40%
US Government	1.16%
Bank Loans	1.11%
Equity	0.19%
EM Debt	0.15%
Non-Agency MBS	0.04%
Agency MBS	0.06%
Other	0.05%
CMBS	0.04%
Preferreds	0.02%

MATERIAL FUND CHANGES

There have been no material Fund changes during the reporting period.

ADDITIONAL INFORMATION

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting https://www.rivernorth.com/investments/rnhix-rnotx/.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent at 888.848.7569.

RIVERNORTH/OAKTREE HIGH INCOME FUND

 CLASS I : RNHIX

Distributor, ALPS Distributors, Inc.

Phone: 888.848.7569

Annual Shareholder Report - September 30, 2025

76881N806–A–09302025

RIVERNORTH/OAKTREE HIGH INCOME FUND

CLASS R : RNOTX

Annual Shareholder Report - September 30, 2025

FUND OVERVIEW

This annual shareholder report contains important information about RiverNorth/Oaktree High Income Fund - Class R for the period of October 1, 2024 to September 30, 2025.

You can find additional information about the Fund at https://www.rivernorth.com/investments/rnhix-rnotx/. You can also request this information by contacting us at 888.848.7569.

WHAT WERE THE FUND'S COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
RiverNorth/Oaktree High Income Fund - Class R	$164	1.60%

HOW DID THE FUND PERFORM THE LAST 10 YEARS?

TOTAL RETURN BASED ON $10,000 INVESTMENT

	Class R - $16,021	Bloomberg U.S. Aggregate Bond Index - $11,998	ICE BofAML Non-Financial Developed HY Constrained Index - $17,399	S&P UBS Leveraged Loan Index - $16,995
9/30/2015	$10,000	$10,000	$10,000	$10,000
3/31/2016	$10,176	$10,244	$10,175	$9,934
9/30/2016	$10,983	$10,519	$11,217	$10,535
3/31/2017	$11,425	$10,290	$11,620	$10,901
9/30/2017	$11,733	$10,527	$12,319	$11,099
3/31/2018	$11,759	$10,413	$12,364	$11,407
9/30/2018	$11,964	$10,399	$12,577	$11,719
3/31/2019	$12,121	$10,880	$12,762	$11,787
9/30/2019	$12,513	$11,470	$13,128	$12,084
3/31/2020	$11,037	$11,852	$11,630	$10,666
9/30/2020	$12,479	$12,271	$13,507	$12,184
3/31/2021	$13,207	$11,936	$14,532	$12,881
9/30/2021	$13,516	$12,161	$14,962	$13,215
3/31/2022	$13,219	$11,441	$14,238	$13,296
9/30/2022	$12,128	$10,385	$12,310	$12,869
3/31/2023	$13,041	$10,893	$13,597	$13,578
9/30/2023	$13,381	$10,452	$13,836	$14,474
3/31/2024	$14,404	$11,078	$15,054	$15,262
9/30/2024	$15,105	$11,662	$16,092	$15,871
3/31/2025	$15,258	$11,619	$16,170	$16,333
9/30/2025	$16,021	$11,998	$17,399	$16,995

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. As of September 2024, pursuant to the new regulatory requirements, the Bloomberg US Aggregate Bond Index replaced the prior index as the Fund's primary benchmark to represent a broad-based securities market index. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

HOW DID THE FUND PERFORM LAST YEAR?

For the fiscal year ended September 30, 2025, the Fund’s exposure to high yield bonds was the primary driver of returns. The Fund’s exposure to investment company debt also contributed positively to returns over the fiscal year. Exposure to business development companies (“BDCs”) within the RiverNorth Capital Management, LLC sleeve detracted from returns for the fiscal year.

The Fund continues to offer investors access to Oaktree Fund Advisers, LLC, in our opinion, one of the world’s top credit managers, while also providing a unique source of income and potential capital appreciation by overlaying opportunistic exposure to closed-end funds, BDCs, and investment company debt.

LEVEL DISTRIBUTION INFORMATION

The Fund currently targets a level distribution set at 7.00% of NAV. For the fiscal year ending September 30, 2025, 28% of the total distributions paid was characterized as a return of capital.

AVERAGE ANNUAL TOTAL RETURNS

RiverNorth/Oaktree High Income Fund	1 Year	5 Year	10 Year
Class R	6.19%	5.15%	4.84%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%
ICE BofAML Non-Financial Developed HY Constrained Index	8.12%	5.19%	5.69%
S&P UBS Leveraged Loan Index	7.09%	6.88%	5.45%

FUND STATISTICS

  Total Net Assets$57,799,354
  # of Portfolio Holdings397
  Portfolio Turnover Rate (Class R)67%
  Advisory Fees Paid$562,393

As of September 30, 2025. Past performance does not guarantee future results. Call 888.848.7569 for current month-end performance.

WHAT DID THE FUND INVEST IN?

STRATEGY ALLOCATION

As of September 30, 2025

(percentages are based on total investments)

Value	Value
Global Bank Loan/High Yield Strategy (Oaktree)	88.61%
Tactical Closed-End Fund Income Strategy (RiverNorth)	11.39%

SECTOR ALLOCATION

As of September 30, 2025

(percentages are based on net assets)

Value	Value
High Yield	55.59%
Developed Foreign	26.95%
Investment Co. Bonds	5.92%
Cash Equivalents	3.63%
BDCs	1.55%
Investment Grade	1.52%
Convertibles	1.40%
US Government	1.16%
Bank Loans	1.11%
Equity	0.19%
EM Debt	0.15%
Non-Agency MBS	0.04%
Agency MBS	0.06%
Other	0.05%
CMBS	0.04%
Preferreds	0.02%

MATERIAL FUND CHANGES

There have been no material Fund changes during the reporting period.

ADDITIONAL INFORMATION

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting https://www.rivernorth.com/investments/rnhix-rnotx/.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent at 888.848.7569.

RIVERNORTH/OAKTREE HIGH INCOME FUND

 CLASS R : RNOTX

Distributor, ALPS Distributors, Inc.

Phone: 888.848.7569

Annual Shareholder Report - September 30, 2025

76881N707–A–09302025

(b)	Not applicable.

Item 2.	Code of Ethics.

(a)	RiverNorth Funds (the “Registrant”), as of the end of the period covered by this report, has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or any persons performing similar functions (“Officers”) on behalf of the Registrant.

(b)	Not applicable.

(c)	During the period covered by this report, no amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(d)	During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.

(e)	Not applicable.

(f)	The Registrant has included with this filing, pursuant to Item 19(a)(1), a copy of its code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR.

Item 3.	Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that the Registrant has as least one audit committee financial expert serving on its Audit Committee. The Board of Trustees has determined that J. Wayne Hutchens qualifies as the Registrant’s “audit committee financial expert.” Mr. Hutchens is “independent” as defined in paragraph (a)(2) of Item 3 to Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

(a)	Audit Fees. For the Registrant’s fiscal years ended September 30, 2025 and September 30, 2024, the aggregate fees billed for professional services rendered by Cohen & Company, Ltd. (“Cohen”) for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $75,821 and $111,200, respectively.

(b)	Audit-Related Fees. For the Registrant’s fiscal years ended September 30, 2025 and September 30, 2024, the aggregate fees billed for assurance and related services by Cohen that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item were $2,500 and $2,500, respectively. These fees are related to auditor consents in connection with the Registrant’s annual registration statement update filing with the U.S. Securities and Exchange Commission.

(c)	Tax Fees. For the Registrant’s fiscal years ended September 30, 2025 and September 30, 2024, the aggregate fees billed for professional services rendered by Cohen for tax compliance, tax advice, and tax planning were $11,900 and $15,900, respectively. These fees are related to the preparation of tax returns.

(d)	All Other Fees. For the Registrant’s fiscal years ended September 30, 2025 and September 30, 2024, the aggregate fees billed for products and services provided by Cohen, other than the services reported in paragraphs (a) through (c) of this Item were $2,500 and $20,000, respectively. These fees are related to research regarding recognition and treatment of income.

(e)
(1)	Audit Committee’s Pre-Approval Policies. The Audit Committee Charter requires the Audit Committee to be responsible for the selection, retention or termination of auditors and, in connection therewith, to (i) evaluate the proposed fees and other compensation, if any, to be paid to the auditors, (ii) evaluate the independence of the auditors, (iii) pre-approve all audit services and, when appropriate, any non-audit services provided by the independent auditors to the Registrant, (iv) pre-approve, when appropriate, any non-audit services provided by the independent auditors to the Registrant’s investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser and that provides ongoing services to the Registrant if the engagement relates directly to the operations and financial reporting of the Registrant, and (v) receive the auditors’ specific representations as to their independence.

(2)	Percentages of Services Approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Registrant
Audit-Related Fees:	0%
Tax Fees:	0%
All Other Fees:	0%

(f)	Not applicable.

(g)	The aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant:

Fiscal Year	Registrant	Adviser
FY 2025	$0	$0
FY 2024	$0	$0

(h)	Not applicable to the Registrant.

(i)	Not applicable to the Registrant.

(j)	Not applicable to the Registrant.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6.	Investments.

(a)	Schedule of Investments is included in the Financial Statements filed under Item 7(a) of this Form N-CSR.

(b)	Not applicable to the Registrant.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

OPPORTUNISTIC INVESTMENT STRATEGIES

RIVERNORTH

9.30.2025

Annual Financial Statements & Other Information

RN

RiverNorth Funds	Table of Contents

Schedule of Investments
RiverNorth/DoubleLine Strategic Income Fund	1
RiverNorth/Oaktree High Income Fund	62
Statement of Assets and Liabilities	76
Statement of Operations	79
Statements of Changes in Net Assets
RiverNorth/DoubleLine Strategic Income Fund	81
RiverNorth/Oaktree High Income Fund	83
Financial Highlights	86
Notes to Financial Statements and Financial Highlights	100
Report of Independent Registered Public Accounting Firm	123
Additional Information	124

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

September 30, 2025

Shares/Description		Value
CLOSED-END FUNDS - 8.24%
United States - 8.24%
366,340	Allspring Income Opportunities Fund	$2,568,043
3	BlackRock Income Trust, Inc.	34
344,751	BlackRock Multi-Sector Income Trust	4,616,216
121,738	BlackRock MuniYield New York Quality Fund, Inc.	1,208,858
32,339	Blackstone/GSO Senior Floating Rate Term Fund	454,686
483,730	BNY Mellon Strategic Municipals, Inc.	3,023,312
135,169	Calamos Convertible and High Income Fund	1,516,596
853,453	First Trust High Yield Opportunities 2027 Term Fund	12,366,534
973,130	Invesco Municipal Trust	9,390,705
597,600	Nuveen AMT-Free Municipal Credit Income Fund	7,344,504
731,178	PGIM Short Duration High Yield Opportunities Fund	12,225,296
2,340,521	PIMCO High Income Fund	11,679,200
331,520	PIMCO Income Strategy Fund	2,824,550
1,917,647	PIMCO Income Strategy Fund II	14,554,941
89,452	Western Asset Emerging Markets Debt Fund, Inc.	923,145
1,458,636	Western Asset Inflation-Linked Opportunities & Income Fund	12,967,274
18,606	Western Asset Inflation-Linked Securities & Income Fund	156,663

TOTAL CLOSED-END FUNDS
(Cost $93,939,452)		97,820,557

CLOSED-END FUNDS - PREFERRED SHARES - 0.61%
United States - 0.61%
294,817	Virtus Convertible & Income Fund, 5.625%(a)	6,365,099
34,748	XAI Octagon Floating Rate Alternative Income Trust, Series 2026, 6.500%, 03/31/2026	872,696

TOTAL CLOSED-END FUNDS - PREFERRED SHARES
(Cost $8,119,408)		7,237,795

BUSINESS DEVELOPMENT COMPANIES - PREFERRED SHARES - 1.07%
United States - 1.07%
350,000	Crescent Capital BDC, Inc., 5.000%, 05/25/2026	8,736,000
231,000	Entergy Corp., 5Y US TI + 2.67, 12/01/2054(b)	241,788
3,750,000	PennantPark Floating Rate Capital, Ltd., 4.250%, 04/01/2026	3,707,614

TOTAL BUSINESS DEVELOPMENT COMPANIES - PREFERRED SHARES
(Cost $12,681,803)		12,685,402

COMMON STOCKS - 2.72%
Brazil - 0.00%(c)
21,161	OI S.A.	3,174

See Notes to Financial Statements and Financial Highlights.

Annual Report | September 30, 2025	1

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

September 30, 2025

Shares/Description		Value
United States - 2.72%
225,000	Barings BDC, Inc.	$1,971,000
166,875	Blue Owl Technology Finance Corp.	2,306,212
325,978	Golub Capital BDC, Inc.	4,462,639
200,000	Kayne Anderson BDC, Inc.	2,664,000
501,188	Morgan Stanley Direct Lending Fund	8,059,105
550,000	Oaktree Specialty Lending Corp.	7,177,500
259,482	Pershing Square Tontine Holdings(d)(e)(f)	–
11,202	Riverbed Tech Class B-1 Partnership Units(f)	566
450,000	TCG BDC, Inc.	5,625,000
457	Unigel HoldCo Depositary Receipt (144A)(d)(e)(f)	–
1,245	Unigel HoldCo Depositary Receipt (RegS)(d)(e)(f)	–

TOTAL COMMON STOCKS
(Cost $34,619,249)		32,269,196

OPEN-END FUNDS - 3.30%
United States - 3.30%
4,449,435	RiverNorth/Oaktree High Income Fund, Class I(g)	39,212,424

TOTAL OPEN-END FUNDS
(Cost $40,217,749)		39,212,424

PREFERRED STOCKS - 0.04%
United States - 0.04%
21,224	CION Investment Corp., 7.500%, 12/30/2029	536,331

TOTAL PREFERRED STOCKS
(Cost $530,600)		536,331

Principal Amount/Description		Rate	Maturity	Value
BUSINESS DEVELOPMENT COMPANY NOTES - 0.19%
United States - 0.19%
$2,300,000	Golub Capital BDC, Inc.	2.05%	02/15/2027	2,217,093

TOTAL BUSINESS DEVELOPMENT COMPANY NOTES
(Cost $2,138,307)				2,217,093

See Notes to Financial Statements and Financial Highlights.

2	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

September 30, 2025

Principal Amount/Description		Rate	Maturity	Value
FOREIGN CORPORATE BONDS - 2.36%
Australia - 0.02%
$192,000	Atlassian Corp.	5.25%	05/15/2029	$197,457

Bermuda - 0.02%
206,000	Aspen Insurance Holdings, Ltd.	5.75%	07/01/2030	215,790

Brazil - 0.09%
200,000	Banco do Brasil SA(a)(b)(h)	10Y US TI + 4.40%	Perpetual Maturity	200,685
200,000	CSN Resources SA(h)	5.88%	04/08/2032	170,192
266,528	OI S.A.(i)(j)	10.00% (13.50%)	06/30/2027	175,908
574,428	OI S.A.(i)(j)	8.50% (8.50%)	12/31/2028	17,233
188,446	Prumo Participacoes e Investimentos S/A(h)	7.50%	12/31/2031	192,426
77,400	Unigel Luxembourg SA(i)(j)	13.50% (15.00%)	12/31/2027	59,598
87,816	Unigel Luxembourg SA(i)(j)	11.00% (12.00%)	12/31/2028	16,246
108,704	Unigel Luxembourg SA(h)(i)	13.50% (15.00%)	12/31/2027	83,702
377,618	Unigel Luxembourg SA(h)(i)	11.00% (12.00%)	12/31/2028	69,859
92,000	Vale Overseas, Ltd.	6.40%	06/28/2054	94,661
				1,080,510
Canada - 0.31%
200,000	Aris Mining Corp.(j)	8.00%	10/31/2029	208,093
170,000	Bausch + Lomb Corp.(j)	8.38%	10/01/2028	177,384
4,000	Bausch Health Cos., Inc.(j)	14.00%	10/15/2030	4,014
142,000	Bell Telephone Co. of Canada or Bell Canada(b)	5Y US TI + 2.39%	09/15/2055	147,507
1,000,000	Canacol Energy, Ltd.(h)	5.75%	11/24/2028	346,250
240,000	Canadian Imperial Bank of Commerce(b)	1D US SOFR + 1.11%	01/13/2031	247,922
257,000	CCL Industries, Inc.(j)	3.05%	06/01/2030	241,722
225,000	Element Fleet Management Corp.(j)	6.32%	12/04/2028	238,399
228,000	Element Fleet Management Corp.(j)	5.04%	03/25/2030	232,690
175,000	Garda World Security Corp.(j)	8.25%	08/01/2032	181,563
190,000	Husky Injection Molding Systems, Ltd. / Titan Co.- Borrower LLC(j)	9.00%	02/15/2029	198,824
240,000	TELUS Corp.(b)	5Y US TI + 2.71%	10/15/2055	253,335
750,000	TransCanada PipeLines, Ltd.	4.63%	03/01/2034	731,547
234,000	Videotron, Ltd.(j)	5.70%	01/15/2035	238,588
198,000	Waste Connections, Inc.	5.25%	09/01/2035	204,110
				3,651,948
Cayman Islands - 0.14%
65,000	Azorra Finance, Ltd.(j)	7.75%	04/15/2030	68,603
90,000	Azorra Finance, Ltd.(j)	7.25%	01/15/2031	93,941

See Notes to Financial Statements and Financial Highlights.

Annual Report | September 30, 2025	3

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

September 30, 2025

Principal Amount/Description		Rate	Maturity	Value
$221,979	Bioceanico Sovereign Certificate, Ltd.(h)(k)	0.00%	06/05/2034	$182,078
200,000	Cosan Overseas, Ltd.(a)	8.25%	Perpetual Maturity	200,910
320,000	Global Aircraft Leasing Co., Ltd.(j)	8.75%	09/01/2027	331,004
31,388	Interoceanica IV Finance, Ltd.(h)(k)	0.00%	11/30/2025	30,917
116,848	Lima Metro Line 2 Finance, Ltd.(j)	5.88%	07/05/2034	120,698
311,594	Lima Metro Line 2 Finance, Ltd.(h)	5.88%	07/05/2034	321,861
460,000	Rutas 2 & 7 Finance, Ltd.(h)(k)	0.00%	09/30/2036	351,061
				1,701,073
Chile - 0.22%
200,000	CAP SA(h)	3.90%	04/27/2031	164,545
200,000	Cencosud SA(h)	4.38%	07/17/2027	200,371
181,878	Chile Electricity PEC SpA(h)(k)	0.00%	01/25/2028	164,372
900,000	Empresa de Transporte de Pasajeros Metro SA(j)	5.00%	01/25/2047	823,651
306,020	GNL Quintero SA(h)	4.63%	07/31/2029	306,688
200,000	Inversiones CMPC SA(b)(j)	5Y US TI + 2.83%	12/09/2057	204,800
750,000	Transelec SA(h)	3.88%	01/12/2029	735,697
				2,600,124
Colombia - 0.08%
200,000	Banco Davivienda SA(b)(j)	5Y US TI + 4.59%	07/02/2035	207,808
200,000	Banco de Bogota SA(h)	6.25%	05/12/2026	202,580
500,000	Ecopetrol SA	5.88%	11/02/2051	370,751
160,900	Fideicomiso PA Pacifico Tres(h)	8.25%	01/15/2035	169,991
				951,130
France - 0.04%
250,000	Credit Agricole SA(b)(j)	1D US SOFR + 1.36%	09/25/2033	248,545
252,000	Societe Generale SA(b)(j)	1D US SOFR + 1.73%	10/03/2036	251,593
				500,138
Great Britain - 0.13%
245,000	Barclays PLC(b)	1D US SOFR + 1.83%	08/11/2046	251,870
288,000	Lloyds Banking Group PLC(b)	1Y US TI + 1.60%	06/13/2036	302,461
123,000	Macquarie Airfinance Holdings, Ltd.(j)	5.20%	03/27/2028	125,132
114,000	Macquarie Airfinance Holdings, Ltd.(j)	6.40%	03/26/2029	120,099
29,000	Macquarie Airfinance Holdings, Ltd.(j)	5.15%	03/17/2030	29,417
24,000	Macquarie Airfinance Holdings, Ltd.(j)	6.50%	03/26/2031	25,746

See Notes to Financial Statements and Financial Highlights.

4	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

September 30, 2025

Principal Amount/Description		Rate	Maturity	Value
$279,000	Nationwide Building Society(b)(j)	1D US SOFR + 1.65%	07/14/2036	$287,025
288,000	NatWest Group PLC(b)	1Y US TI + 1.05%	05/23/2031	295,422
141,000	Rio Tinto Finance USA PLC	5.75%	03/14/2055	145,214
				1,582,386
Guatemala - 0.03%
300,000	Banco Industrial SA/Guatemala(b)(h)	5Y US TI + 4.44%	01/29/2031	299,550

Hong Kong - 0.01%
90,000	Seaspan Corp.(j)	5.50%	08/01/2029	86,860

India - 0.10%
200,000	Adani Electricity Mumbai, Ltd.(h)	3.95%	02/12/2030	188,714
320,000	Adani International Container Terminal Pvt, Ltd.(h)	3.00%	02/16/2031	294,653
200,000	Adani Ports & Special Economic Zone, Ltd.(h)	4.38%	07/03/2029	195,522
139,000	Adani Transmission Step-One, Ltd.(h)	4.25%	05/21/2036	126,350
142,000	JSW Hydro Energy, Ltd.(h)	4.13%	05/18/2031	134,629
200,000	JSW Infrastructure, Ltd.(h)	4.95%	01/21/2029	200,992
				1,140,860
Indonesia - 0.03%
200,000	Pertamina Persero PT(h)	1.40%	02/09/2026	197,697
200,000	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara(h)	4.13%	05/15/2027	199,422
				397,119
Investment Companies - 0.32%
4,000,000	Blue Owl Capital Corp.	2.88%	06/11/2028	3,786,146

Ireland - 0.15%
190,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	5.10%	01/19/2029	194,614
300,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust(b)	5Y US TI + 2.72%	03/10/2055	314,173
213,000	Avolon Holdings Funding, Ltd.(j)	5.75%	03/01/2029	220,632
255,000	Avolon Holdings Funding, Ltd.(j)	5.75%	11/15/2029	265,052
325,000	CRH SMW Finance DAC	5.13%	01/09/2030	334,680
120,000	GGAM Finance, Ltd.(j)	6.88%	04/15/2029	124,741
280,000	Smurfit Kappa Treasury ULC	5.20%	01/15/2030	288,516
				1,742,408

See Notes to Financial Statements and Financial Highlights.

Annual Report | September 30, 2025	5

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

September 30, 2025

Principal Amount/Description		Rate	Maturity	Value
Isle Of Man - 0.02%
$200,000	Gold Fields Orogen Holdings BVI, Ltd.(h)	6.13%	05/15/2029	$209,817

Jamaica - 0.00%(c)
33,726	Digicel Group Holdings, Ltd.(j)(k)	0.00%	12/31/2030	1,527
97,403	Digicel Group Holdings, Ltd.(j)(k)	0.00%	12/31/2030	629
				2,156
Japan - 0.04%
510,000	Renesas Electronics Corp.(j)	2.17%	11/25/2026	497,161

Kuwait - 0.02%
200,000	EQUATE Petrochemical Co. KSC(h)	4.25%	11/03/2026	199,645

Luxembourg - 0.14%
221,049	Acu Petroleo Luxembourg Sarl(h)	7.50%	01/13/2032	224,524
126,000	ArcelorMittal SA	6.00%	06/17/2034	134,621
200,000	Chile Electricity Lux Mpc II Sarl(j)	5.67%	10/20/2035	206,499
179,000	Chile Electricity Lux MPC Sarl(h)	6.01%	01/20/2033	188,313
187,000	JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co Sarl	3.75%	12/01/2031	177,042
180,000	Millicom International Cellular SA(h)	5.13%	01/15/2028	179,527
200,000	Saavi Energia Sarl(j)	8.88%	02/10/2035	215,490
400,000	Simpar Europe SA(h)	5.20%	01/26/2031	333,680
				1,659,696
Mexico - 0.08%
659,912	Alpha Holding SA de CV(j)(l)	9.00%	02/10/2025	4,949
188,546	Alpha Holding SA de CV(h)(l)	9.00%	02/10/2025	1,414
250,000	Cemex SAB de CV(a)(b)(h)	5Y US TI + 4.53%	Perpetual Maturity	249,141
200,000	Comision Federal de Electricidad(j)	6.45%	01/24/2035	204,098
500,000	Credito Real SAB de CV SOFOM ER(h)(l)	9.50%	02/07/2026	675
600,000	Mexarrend SAPI de CV(j)(l)	10.25%	07/24/2024	4,500
200,000	Mexarrend SAPI de CV(h)(l)	10.25%	07/24/2024	1,500
109,718	Mexico Generadora de Energia S de rl(h)	5.50%	12/06/2032	112,123
700,000	Operadora de Servicios Mega SA de CV Sofom ER(j)(l)	8.25%	02/11/2025	192,500
150,000	Petroleos Mexicanos	6.75%	09/21/2047	123,890
				894,790

See Notes to Financial Statements and Financial Highlights.

6	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

September 30, 2025

Principal Amount/Description		Rate	Maturity	Value
Morocco - 0.02%
$200,000	OCP SA(h)	6.75%	05/02/2034	$217,646

Netherlands - 0.10%
200,000	Braskem Netherlands Finance BV(h)	4.50%	01/31/2030	75,522
200,000	Enel Finance International NV(j)	4.13%	09/30/2028	199,513
200,000	Enel Finance International NV(j)	5.13%	06/26/2029	204,948
146,464	MV24 Capital BV(h)	6.75%	06/01/2034	145,506
190,000	NXP BV / NXP Funding LLC / NXP USA, Inc.	4.85%	08/19/2032	190,354
50,000	Petrobras Global Finance BV	5.13%	09/10/2030	49,480
142,000	Suzano Netherlands BV	5.50%	01/15/2036	142,231
459,909	Unigel Netherlands Holding Corp. BV(h)(i)	15.00% (15.00%)	12/31/2044	13,797
200,000	Yinson Bergenia Production BV(j)	8.50%	01/31/2045	214,899
				1,236,250
Paraguay - 0.02%
300,000	Banco Continental SAECA(h)	2.75%	12/10/2025	299,055

Peru - 0.05%
200,000	Banco de Credito del Peru S.A.(b)(h)	5Y US TI + 2.45%	09/30/2031	196,816
150,000	Banco Internacional del Peru SAA Interbank(b)(j)	5Y US TI + 2.07%	04/30/2035	154,987
150,000	InRetail Shopping Malls(h)	5.75%	04/03/2028	150,620
150,020	Peru LNG Srl(h)	5.38%	03/22/2030	144,078
				646,501
Singapore - 0.05%
200,000	BPRL International Singapore Pte, Ltd.	4.38%	01/18/2027	199,965
200,000	ONGC Videsh Vankorneft Pte, Ltd.	3.75%	07/27/2026	199,001
200,000	United Overseas Bank, Ltd.(b)	5Y US TI + 1.52%	03/16/2031	197,597
				596,563
South Korea - 0.06%
696,000	SK Hynix, Inc.(j)	4.25%	09/11/2028	695,890

Spain - 0.04%
250,000	AI Candelaria -spain- SA(h)	5.75%	06/15/2033	227,393
261,000	CaixaBank SA(b)(j)	1D US SOFR + 2.26%	06/15/2035	277,500
				504,893

See Notes to Financial Statements and Financial Highlights.

Annual Report | September 30, 2025	7

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

September 30, 2025

Principal Amount/Description		Rate	Maturity	Value
Switzerland - 0.02%
$251,000	UBS Group AG(b)(j)	1D US SOFR + 1.34%	03/23/2037	$249,891

Vietnam - 0.01%
169,400	Mong Duong Finance Holdings BV(h)	5.13%	05/07/2029	167,757

TOTAL FOREIGN CORPORATE BONDS
(Cost $31,318,440)				28,011,210

U.S. CORPORATE BONDS - 13.01%
Advertising - 0.02%
45,000	Clear Channel Outdoor Holdings, Inc.(j)	7.50%	06/01/2029	43,755
80,000	Clear Channel Outdoor Holdings, Inc.(j)	7.13%	02/15/2031	82,751
70,000	Lamar Media Corp.(j)	5.38%	11/01/2033	69,573
				196,079
Aerospace/Defense - 0.09%
70,000	AAR Escrow Issuer LLC(j)	6.75%	03/15/2029	72,110
99,000	General Electric Co.	4.90%	01/29/2036	100,419
70,000	Goat Holdco LLC(j)	6.75%	02/01/2032	71,813
138,000	Hexcel Corp.	5.88%	02/26/2035	144,397
234,000	Lockheed Martin Corp.	5.00%	08/15/2035	237,809
150,000	Northrop Grumman Corp.	4.03%	10/15/2047	122,352
244,000	Northrop Grumman Corp.	5.20%	06/01/2054	232,519
115,000	TransDigm, Inc.(j)	6.38%	05/31/2033	116,580
10,000	TransDigm, Inc.(j)	6.25%	01/31/2034	10,292
15,000	TransDigm, Inc.(j)	6.75%	01/31/2034	15,520
				1,123,811
Agriculture - 0.10%
236,000	BAT Capital Corp.	5.63%	08/15/2035	245,363
212,000	BAT Capital Corp.	4.54%	08/15/2047	177,891
288,000	Bunge, Ltd. Finance Corp.	4.65%	09/17/2034	282,519
230,000	Philip Morris International, Inc.	5.38%	02/15/2033	240,265
210,000	Philip Morris International, Inc.	5.25%	02/13/2034	216,928
				1,162,966
Airlines - 0.01%
60,000	American Airlines, Inc.(j)	8.50%	05/15/2029	62,627
20,000	JetBlue Airways Corp. / JetBlue Loyalty LP(j)	9.88%	09/20/2031	20,302
				82,929
Auto Manufacturers - 0.04%
455,000	Hyundai Capital America(j)	5.30%	01/08/2029	466,167

See Notes to Financial Statements and Financial Highlights.

8	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

September 30, 2025

Principal Amount/Description		Rate	Maturity	Value
$60,000	Nissan Motor Acceptance Co. LLC(j)	6.13%	09/30/2030	$60,058
				526,225
Auto Parts & Equipment - 0.03%
50,000	American Axle & Manufacturing, Inc.(j)	6.38%	10/15/2032	49,947
20,000	American Axle & Manufacturing, Inc.(j)	7.75%	10/15/2033	20,168
120,000	Clarios Global LP / Clarios US Finance Co.(j)	6.75%	02/15/2030	124,057
135,000	Clarios Global LP / Clarios US Finance Co.(j)	6.75%	09/15/2032	138,076
35,000	Dornoch Debt Merger Sub, Inc.(j)	6.63%	10/15/2029	30,145
50,000	Qnity Electronics, Inc.(j)	6.25%	08/15/2033	51,122
				413,515
Banks - 0.45%
195,000	Bank of America Corp.(b)	1D US SOFR + 1.21%	10/20/2032	174,838
187,000	Bank of America Corp.(b)	1D US SOFR + 1.65%	01/23/2035	195,382
205,000	Bank of America Corp.(b)	1D US SOFR + 1.70%	02/12/2036	213,067
124,000	Bank of America Corp.(a)(b)	5Y US TI + 2.68%	Perpetual Maturity	129,160
209,000	Bank of New York Mellon Corp.(b)	1D US SOFR + 1.23%	07/22/2032	216,050
200,000	BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico(b)(h)	5Y US TI + 4.21%	01/08/2039	218,199
97,000	Citigroup, Inc.(b)	1D US SOFR + 1.28%	02/24/2028	95,528
206,000	Citigroup, Inc.(b)	1D US SOFR + 1.46%	05/07/2031	209,976
141,000	Citigroup, Inc.(b)	1D US SOFR + 1.17%	09/11/2031	141,109
116,000	Citigroup, Inc.(b)	1D US SOFR + 2.66%	05/25/2034	123,467
125,000	Citigroup, Inc.(a)(b)	5Y US TI + 2.89%	Perpetual Maturity	128,956
226,000	Goldman Sachs Group, Inc.(b)	1D US SOFR + 1.55%	07/23/2035	232,736
114,000	Goldman Sachs Group, Inc.(a)(b)	5Y US TI + 2.46%	Perpetual Maturity	118,555
116,000	Huntington Bancshares, Inc.(b)	SOFRINDX + 1.87%	02/02/2035	120,944

See Notes to Financial Statements and Financial Highlights.

Annual Report | September 30, 2025	9

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

September 30, 2025

Principal Amount/Description		Rate	Maturity	Value
$204,000	JPMorgan Chase & Co.(b)	1D US SOFR + 1.01%	01/24/2031	$210,736
232,000	JPMorgan Chase & Co.(b)	1D US SOFR + 1.44%	04/22/2031	239,732
446,000	JPMorgan Chase & Co.(b)	1D US SOFR + 1.46%	07/22/2035	460,824
156,000	JPMorgan Chase & Co.(b)	1D US SOFR + 1.64%	07/23/2036	161,836
118,000	Morgan Stanley(b)	5Y US TI + 2.43%	01/19/2038	123,757
229,000	Morgan Stanley(b)	5Y US TI + 1.80%	02/07/2039	239,841
81,000	PNC Financial Services Group, Inc.(b)	1D US SOFR + 1.42%	07/21/2036	83,386
154,000	Santander Holdings USA, Inc.(b)	1D US SOFR + 1.61%	03/20/2029	157,001
101,000	Truist Financial Corp.(b)	1D US SOFR + 2.45%	10/30/2029	109,419
230,000	Truist Financial Corp.(b)	1D US SOFR + 1.57%	08/05/2032	236,770
468,000	Wells Fargo & Co.(b)	1D US SOFR + 1.50%	04/23/2031	482,784
340,000	Wells Fargo & Co.(b)	1D US SOFR + 2.06%	10/23/2034	377,891
103,000	Wells Fargo & Co.(b)	1D US SOFR + 1.34%	09/15/2036	102,834
				5,304,778
Beverages - 0.04%
210,000	Diageo Investment Corp.	5.13%	08/15/2030	217,677
230,000	Keurig Dr Pepper, Inc.	5.20%	03/15/2031	235,186
				452,863
Biotechnology - 0.07%
331,000	Amgen, Inc.	5.75%	03/02/2063	330,467
232,000	Biogen, Inc.	5.05%	01/15/2031	238,614
124,000	Gilead Sciences, Inc.	5.55%	10/15/2053	125,256
149,000	Royalty Pharma PLC	5.95%	09/25/2055	149,742
				844,079
Building Materials - 0.10%
104,000	Amrize Finance US LLC(j)	4.95%	04/07/2030	106,345
150,000	Builders FirstSource, Inc.(j)	6.38%	03/01/2034	154,703
65,000	Builders FirstSource, Inc.(j)	6.75%	05/15/2035	67,950
101,000	Carlisle Cos., Inc.	5.55%	09/15/2040	102,307
75,000	Cornerstone Building Brands, Inc.(j)	9.50%	08/15/2029	72,945
120,000	EMRLD Borrower LP / Emerald Co.-Issuer, Inc.(j)	6.63%	12/15/2030	123,504
130,000	Griffon Corp.	5.75%	03/01/2028	130,153

See Notes to Financial Statements and Financial Highlights.

10	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

September 30, 2025

Principal Amount/Description		Rate	Maturity	Value
$120,000	Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC(j)	6.75%	04/01/2032	$123,345
111,000	Owens Corning	5.70%	06/15/2034	117,014
105,000	Quikrete Holdings, Inc.(j)	6.75%	03/01/2033	109,247
60,000	Standard Building Solutions, Inc.(j)	6.50%	08/15/2032	61,623
				1,169,136
Chemicals - 0.02%
25,000	Avient Corp.(j)	6.25%	11/01/2031	25,407
30,000	Celanese US Holdings LLC	6.50%	04/15/2030	30,221
30,000	Celanese US Holdings LLC	6.75%	04/15/2033	29,892
45,000	Olin Corp.(j)	6.63%	04/01/2033	45,288
15,000	Solstice Advanced Materials, Inc.(j)	5.63%	09/30/2033	15,059
65,000	WR Grace Holdings LLC(j)	5.63%	08/15/2029	60,469
				206,336
Commercial Services - 0.18%
190,000	Allied Universal Holdco LLC(j)	7.88%	02/15/2031	199,380
216,000	Ashtead Capital, Inc.(j)	5.55%	05/30/2033	222,931
263,000	Block Financial LLC	5.38%	09/15/2032	265,226
85,000	Dcli Bidco LLC(j)	7.75%	11/15/2029	88,461
239,000	Global Payments, Inc.	4.95%	08/15/2027	241,987
65,000	Herc Holdings, Inc.(j)	7.00%	06/15/2030	67,570
204,000	Quanta Services, Inc.	5.25%	08/09/2034	209,288
200,000	Rentokil Terminix Funding LLC(j)	5.00%	04/28/2030	203,873
101,000	Rollins, Inc.	5.25%	02/24/2035	102,850
90,000	Triton Container International, Ltd. / TAL International Container Corp.	3.25%	03/15/2032	80,417
231,000	Verisk Analytics, Inc.	5.25%	06/05/2034	238,315
60,000	Veritiv Operating Co.(j)	10.50%	11/30/2030	64,469
50,000	VT Topco, Inc.(j)	8.50%	08/15/2030	50,906
75,000	Wand NewCo 3, Inc.(j)	7.63%	01/30/2032	79,080
				2,114,753
Computers - 0.09%
110,000	Dell, Inc.	6.50%	04/15/2038	119,419
475,000	Hewlett Packard Enterprise Co.	5.00%	10/15/2034	471,481
437,000	Kyndryl Holdings, Inc.	4.10%	10/15/2041	354,761
116,000	NetApp, Inc.	5.50%	03/17/2032	120,757
				1,066,418
Distribution/Wholesale - 0.00%(c)
60,000	Dealer Tire LLC / DT Issuer LLC(j)	8.00%	02/01/2028	59,393

See Notes to Financial Statements and Financial Highlights.

Annual Report | September 30, 2025	11

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

September 30, 2025

Principal Amount/Description		Rate	Maturity	Value
Diversified Financial Services - 0.13%
$256,000	Aircastle, Ltd. / Aircastle Ireland DAC(j)	5.25%	03/15/2030	$261,273
498,000	American Express Co.(b)	1D US SOFR + 1.44%	04/25/2031	512,196
175,000	Aviation Capital Group LLC(j)	5.38%	07/15/2029	179,334
203,000	Brookfield Asset Management, Ltd.	6.08%	09/15/2055	210,788
25,000	Freedom Mortgage Holdings LLC(j)	8.38%	04/01/2032	26,224
60,000	OneMain Finance Corp.	7.50%	05/15/2031	62,775
40,000	OneMain Finance Corp.	7.13%	09/15/2032	41,372
85,000	OneMain Finance Corp.	6.50%	03/15/2033	85,241
70,000	PennyMac Financial Services, Inc.(j)	7.88%	12/15/2029	74,339
45,000	PennyMac Financial Services, Inc.(j)	6.88%	05/15/2032	46,665
60,000	Rocket Cos., Inc.(j)	6.38%	08/01/2033	62,002
				1,562,209
Electric - 0.48%
138,000	AEP Texas, Inc.	5.45%	05/15/2029	143,246
103,000	Alliant Energy Corp.(b)	5Y US TI + 2.08%	04/01/2056	103,234
483,000	Arizona Public Service Co.	5.90%	08/15/2055	495,116
222,000	Black Hills Corp.	6.00%	01/15/2035	236,530
119,000	CMS Energy Corp.(b)	5Y US TI + 1.96%	06/01/2055	123,329
228,000	Commonwealth Edison Co.	5.95%	06/01/2055	242,672
141,000	Consumers Energy Co.	4.50%	01/15/2031	142,536
355,000	DTE Energy Co.	5.85%	06/01/2034	377,404
300,000	Duke Energy Corp.	3.95%	08/15/2047	234,152
81,000	Duke Energy Corp.	5.00%	08/15/2052	73,019
172,000	Duke Energy Corp.	5.80%	06/15/2054	173,976
119,000	Entergy Arkansas LLC	5.75%	06/01/2054	122,206
246,000	Evergy Kansas Central, Inc.	5.70%	03/15/2053	249,542
1,000,000	Exelon Corp.	4.05%	04/15/2030	989,691
125,000	Interstate Power and Light Co.	5.60%	10/01/2055	123,138
102,000	Kentucky Utilities Co.	5.85%	08/15/2055	104,922
750,000	NextEra Energy Capital Holdings, Inc.	2.44%	01/15/2032	663,172
120,000	Niagara Mohawk Power Corp.(j)	4.65%	10/03/2030	120,623
75,000	NRG Energy, Inc.(j)	6.00%	02/01/2033	76,225
81,000	PSEG Power LLC(j)	5.20%	05/15/2030	83,146
163,000	Southern Co.(b)	5Y US TI + 2.07%	03/15/2055	173,811
137,000	Southern Power Co.	4.90%	10/01/2035	135,187
445,000	Trans-Allegheny Interstate Line Co.(j)	5.00%	01/15/2031	456,704

See Notes to Financial Statements and Financial Highlights.

12	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

September 30, 2025

Principal Amount/Description		Rate	Maturity	Value
$84,000	Virginia Electric and Power Co.	5.55%	08/15/2054	$83,496
				5,727,077
Electrical Compo&Equip - 0.02%
254,000	Molex Electronic Technologies LLC(j)	5.25%	04/30/2032	258,603
20,000	WESCO Distribution, Inc.(j)	6.38%	03/15/2033	20,747
				279,350
Electronics - 0.02%
233,000	Arrow Electronics, Inc.	5.15%	08/21/2029	238,610

Engineering & Construction - 0.04%
165,000	Jacobs Engineering Group, Inc.	5.90%	03/01/2033	174,558
235,000	MasTec, Inc.	5.90%	06/15/2029	246,158
				420,716
Entertainment - 0.05%
125,000	Caesars Entertainment, Inc.(j)	6.00%	10/15/2032	123,198
80,000	Light & Wonder International, Inc.(j)	6.25%	10/01/2033	80,190
190,000	Rivers Enterprise Borrower LLC / Rivers Enterprise Finance Corp.(j)	6.63%	02/01/2033	192,665
30,000	Rivers Enterprise Lender LLC / Rivers Enterprise Lender Corp.(j)	6.25%	10/15/2030	30,286
65,000	Six Flags Entertainment Corp.(j)	7.25%	05/15/2031	65,068
60,000	Voyager Parent LLC(j)	9.25%	07/01/2032	63,490
50,000	Warnermedia Holdings, Inc.	4.05%	03/15/2029	48,292
20,000	Warnermedia Holdings, Inc.	4.28%	03/15/2032	18,350
35,000	Warnermedia Holdings, Inc.	5.05%	03/15/2042	27,963
				649,502
Environmental Control - 0.06%
210,000	Madison IAQ LLC(j)	5.88%	06/30/2029	207,642
235,000	Republic Services, Inc.	5.15%	03/15/2035	242,786
81,000	Veralto Corp.	5.35%	09/18/2028	83,629
122,000	Veralto Corp.	5.45%	09/18/2033	127,658
				661,715
Food - 0.12%
239,000	Flowers Foods, Inc.	5.75%	03/15/2035	243,605
251,000	Kroger Co.	5.65%	09/15/2064	245,023
247,000	Mars, Inc.(j)	5.70%	05/01/2055	250,376
100,000	Post Holdings, Inc.(j)	6.38%	03/01/2033	101,181
118,000	The Campbell's Company	5.40%	03/21/2034	120,946
280,000	United Natural Foods, Inc.(j)	6.75%	10/15/2028	280,846
175,000	US Foods, Inc.(j)	5.75%	04/15/2033	176,354
				1,418,331

See Notes to Financial Statements and Financial Highlights.

Annual Report | September 30, 2025	13

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

September 30, 2025

Principal Amount/Description		Rate	Maturity	Value
Gas - 0.06%
$99,000	National Fuel Gas Co.	5.95%	03/15/2035	$103,340
235,000	NiSource, Inc.	5.35%	04/01/2034	242,117
116,000	NiSource, Inc.(b)	5Y US TI + 2.45%	11/30/2054	121,004
203,000	NiSource, Inc.	5.85%	04/01/2055	206,103
				672,564
Hand/Machine Tools - 0.02%
93,000	Regal Rexnord Corp.	6.05%	02/15/2026	93,463
137,000	Regal Rexnord Corp.	6.05%	04/15/2028	141,770
				235,233
Healthcare-Products - 0.07%
245,000	Agilent Technologies, Inc.	4.75%	09/09/2034	244,339
240,000	GE HealthCare Technologies, Inc.	4.80%	01/15/2031	244,022
100,000	Medline Borrower LP(j)	5.25%	10/01/2029	99,209
232,000	Zimmer Biomet Holdings, Inc.	5.20%	09/15/2034	237,637
				825,207
Healthcare-Services - 0.11%
70,000	CHS/Community Health Systems, Inc.(j)	6.00%	01/15/2029	68,010
66,000	Elevance Health, Inc.	4.55%	05/15/2052	55,410
161,000	IQVIA, Inc.	6.25%	02/01/2029	169,620
567,000	Laboratory Corp. of America Holdings	4.80%	10/01/2034	562,857
85,000	LifePoint Health, Inc.(j)	10.00%	06/01/2032	89,353
234,000	Quest Diagnostics, Inc.	5.00%	12/15/2034	236,954
105,000	Radiology Partners, Inc.(j)	8.50%	07/15/2032	108,789
				1,290,993
Home Furnishings - 0.01%
60,000	Whirlpool Corp.	6.50%	06/15/2033	59,932

Household Products/Wares - 0.01%
115,000	Avery Dennison Corp.	5.75%	03/15/2033	121,647

Housewares - 0.00%(c)
35,000	Newell Brands, Inc.	6.38%	05/15/2030	34,765

Insurance - 0.23%
311,000	200 Park Funding Trust(j)	5.74%	02/15/2055	315,342
100,000	Acrisure LLC / Acrisure Finance, Inc.(j)	6.75%	07/01/2032	103,050
75,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co.- Issuer(j)	6.50%	10/01/2031	76,776

See Notes to Financial Statements and Financial Highlights.

14	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

September 30, 2025

Principal Amount/Description		Rate	Maturity	Value
$97,000	American International Group, Inc.	5.45%	05/07/2035	$101,109
98,000	American National Group, Inc.	5.75%	10/01/2029	101,437
320,000	American National Group, Inc.	6.00%	07/15/2035	326,928
50,000	APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Inves(j)	7.88%	11/01/2029	52,223
139,000	Arthur J Gallagher & Co.	4.85%	12/15/2029	141,953
192,000	Athene Global Funding(j)	5.35%	07/09/2027	195,658
122,000	Athene Global Funding(j)	4.72%	10/08/2029	123,064
136,000	Athene Global Funding(j)	5.03%	07/17/2030	138,244
181,000	Athene Holding, Ltd.(b)	5Y US TI + 2.61%	10/15/2054	182,901
100,000	Brown & Brown, Inc.	6.25%	06/23/2055	105,310
201,000	Guardian Life Global Funding(j)	4.80%	04/28/2030	205,617
204,000	MetLife, Inc.(b)	5Y US TI + 2.08%	03/15/2055	216,933
100,000	Panther Escrow Issuer LLC(j)	7.13%	06/01/2031	104,082
151,000	Prudential Financial, Inc.	5.20%	03/14/2035	155,326
98,000	Travelers Cos., Inc.	5.70%	07/24/2055	101,596
				2,747,549
Internet - 0.13%
242,000	Expedia Group, Inc.	3.80%	02/15/2028	239,952
264,000	Meta Platforms, Inc.	4.45%	08/15/2052	226,867
174,000	Netflix, Inc.	5.40%	08/15/2054	175,372
265,000	Uber Technologies, Inc.(j)	4.50%	08/15/2029	264,745
238,000	Uber Technologies, Inc.	4.80%	09/15/2034	238,611
293,000	VeriSign, Inc.	5.25%	06/01/2032	301,119
45,000	Wayfair LLC(j)	7.25%	10/31/2029	46,509
				1,493,175
Investment Companies - 8.30%
6,000,000	Barings Private Credit Corp.(j)	6.15%	06/11/2030	5,993,331
11,500,000	BlackRock TCP Capital Corp.	6.95%	05/30/2029	11,862,613
5,247,000	Blue Owl Capital Corp.	3.13%	04/13/2027	5,109,446
2,000,000	Blue Owl Credit Income Corp.	4.70%	02/08/2027	1,997,439
3,400,000	Blue Owl Credit Income Corp.	7.75%	09/16/2027	3,574,271
2,000,000	Blue Owl Credit Income Corp.	7.95%	06/13/2028	2,142,816
9,550,000	Blue Owl Technology Finance Corp.(j)	4.75%	12/15/2025	9,526,538
11,434,000	Blue Owl Technology Finance Corp.(j)	6.10%	03/15/2028	11,583,413
4,800,000	Blue Owl Technology Finance Corp.	6.75%	04/04/2029	4,954,021
3,000,000	Carlyle Secured Lending, Inc.	6.75%	02/18/2030	3,121,624
10,000,000	Franklin BSP Capital Corp.	7.20%	06/15/2029	10,364,404
7,178,000	FS KKR Capital Corp.	6.88%	08/15/2029	7,355,172
8,312,000	New Mountain Finance Corp.	6.88%	02/01/2029	8,542,632
8,000,000	Oaktree Specialty Lending Corp.	7.10%	02/15/2029	8,281,289

See Notes to Financial Statements and Financial Highlights.

Annual Report | September 30, 2025	15

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

September 30, 2025

Principal Amount/Description		Rate	Maturity	Value
$1,000,000	Oaktree Strategic Credit Fund	8.40%	11/14/2028	$1,086,166
3,100,000	PennantPark Investment Corp.	4.00%	11/01/2026	3,011,641
				98,506,816
Leisure Time - 0.08%
82,000	Carnival Corp.(j)	5.13%	05/01/2029	82,000
55,000	Carnival Corp.(j)	5.75%	08/01/2032	56,041
81,000	Carnival Corp.(j)	6.13%	02/15/2033	83,079
135,000	Life Time, Inc.(j)	6.00%	11/15/2031	137,247
30,000	NCL Corp., Ltd.(j)	5.88%	01/15/2031	30,020
30,000	NCL Corp., Ltd.(j)	6.25%	09/15/2033	30,174
226,000	Royal Caribbean Cruises, Ltd.(j)	5.38%	07/15/2027	228,029
105,000	Royal Caribbean Cruises, Ltd.	5.38%	01/15/2036	105,653
15,000	Sabre GLBL, Inc.(j)	8.63%	06/01/2027	15,224
65,000	Sabre GLBL, Inc.(j)	10.75%	11/15/2029	63,060
115,000	Viking Cruises, Ltd.(j)	5.88%	10/15/2033	115,224
				945,751
Lodging - 0.04%
55,000	Full House Resorts, Inc.(j)	8.25%	02/15/2028	51,095
239,000	Marriott International, Inc.	4.50%	10/15/2031	238,043
234,000	Marriott International, Inc.	5.30%	05/15/2034	240,448
				529,586
Machinery-Constr&Mining - 0.01%
120,000	Vertiv Group Corp.(j)	4.13%	11/15/2028	117,325

Machinery-Diversified - 0.02%
234,000	Westinghouse Air Brake Technologies Corp.	4.90%	05/29/2030	239,289

Media - 0.06%
65,000	CCO Holdings LLC / CCO Holdings Capital Corp.(j)	5.13%	05/01/2027	64,615
85,000	CCO Holdings LLC / CCO Holdings Capital Corp.(j)	4.75%	03/01/2030	81,630
10,000	CCO Holdings LLC / CCO Holdings Capital Corp.(j)	4.75%	02/01/2032	9,256
80,000	CCO Holdings LLC / CCO Holdings Capital Corp.(j)	4.25%	01/15/2034	69,215
70,000	Directv Financing LLC(j)	8.88%	02/01/2030	69,228
56,000	Directv Financing LLC / Directv Financing Co.-Obligor, Inc.(j)	5.88%	08/15/2027	55,980
60,000	DISH DBS Corp.(j)	5.75%	12/01/2028	57,569
40,000	DISH DBS Corp.	5.13%	06/01/2029	34,241
55,000	Gray Media, Inc.(j)	9.63%	07/15/2032	56,238
55,000	Gray Media, Inc.(j)	7.25%	08/15/2033	54,537
70,000	McGraw-Hill Education, Inc.(j)	5.75%	08/01/2028	70,018

See Notes to Financial Statements and Financial Highlights.

16	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

September 30, 2025

Principal Amount/Description		Rate	Maturity	Value
$25,000	McGraw-Hill Education, Inc.(j)	7.38%	09/01/2031	$25,995
65,000	Univision Communications, Inc.(j)	7.38%	06/30/2030	65,366
				713,888
Mining - 0.03%
50,000	Freeport-McMoRan, Inc.	4.38%	08/01/2028	49,769
223,000	Newmont Corp. / Newcrest Finance Pty. Ltd.	5.35%	03/15/2034	232,713
50,000	Novelis Corp.(j)	6.88%	01/30/2030	51,890
				334,372
Oil & Gas - 0.09%
45,000	Chord Energy Corp.(j)	6.00%	10/01/2030	44,715
90,000	Chord Energy Corp.(j)	6.75%	03/15/2033	91,243
55,000	Civitas Resources, Inc.(j)	8.38%	07/01/2028	57,079
65,000	CNX Resources Corp.(j)	6.00%	01/15/2029	65,074
123,000	Expand Energy Corp.	4.75%	02/01/2032	120,934
125,000	Gulfport Energy Operating Corp.(j)	6.75%	09/01/2029	128,430
50,000	Hilcorp Energy I LP / Hilcorp Finance Co.(j)	7.25%	02/15/2035	48,898
60,000	Matador Resources Co.(j)	6.50%	04/15/2032	60,616
50,000	Nabors Industries, Inc.(j)	9.13%	01/31/2030	52,038
118,000	Permian Resources Operating LLC(j)	6.25%	02/01/2033	120,286
55,000	SM Energy Co.(j)	7.00%	08/01/2032	55,083
20,000	Transocean International, Ltd.(j)	8.00%	02/01/2027	19,987
73,000	Vine Engergy Holdings LLC(j)	6.75%	04/15/2029	73,768
86,000	Viper Energy Partners LLC	4.90%	08/01/2030	86,709
45,000	Vital Energy, Inc.(j)	7.88%	04/15/2032	43,714
				1,068,574
Oil & Gas Services - 0.05%
120,000	Archrock Partners LP / Archrock Partners Finance Corp.(j)	6.63%	09/01/2032	123,183
120,000	Kodiak Gas Services LLC(j)	7.25%	02/15/2029	124,606
35,000	Kodiak Gas Services LLC(j)	6.50%	10/01/2033	35,658
35,000	Kodiak Gas Services LLC(j)	6.75%	10/01/2035	35,958
110,000	WBI Operating LLC	6.50%	10/15/2033	110,000
35,000	Weatherford International, Ltd.(j)	8.63%	04/30/2030	35,804
120,000	Weatherford International, Ltd.(j)	6.75%	10/15/2033	120,159
				585,368
Packaging & Containers - 0.04%
130,000	Clydesdale Acquisition Holdings, Inc.(j)	6.75%	04/15/2032	133,458
90,000	Sealed Air Corp./Sealed Air Corp US(j)	7.25%	02/15/2031	94,551
123,000	Sonoco Products Co.	4.60%	09/01/2029	123,790

See Notes to Financial Statements and Financial Highlights.

Annual Report | September 30, 2025	17

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

September 30, 2025

Principal Amount/Description		Rate	Maturity	Value
$70,000	Trident TPI Holdings, Inc.(j)	12.75%	12/31/2028	$74,725
				426,524
Pharmaceuticals - 0.13%
250,000	AbbVie, Inc.	4.70%	05/14/2045	229,469
138,000	AbbVie, Inc.	5.50%	03/15/2064	138,037
35,000	Bausch Health Cos., Inc.(j)	5.25%	01/30/2030	24,707
235,000	Cardinal Health, Inc.	4.60%	03/15/2043	206,023
33,000	Cardinal Health, Inc.	4.50%	11/15/2044	28,364
303,000	Merck & Co., Inc.	5.70%	09/15/2055	312,909
243,000	Takeda US Financing, Inc.	5.90%	07/07/2055	250,530
235,000	Zoetis, Inc.	4.15%	08/17/2028	235,845
99,000	Zoetis, Inc.	4.70%	02/01/2043	91,643
				1,517,527
Pipelines - 0.32%
60,000	Buckeye Partners LP(j)	6.88%	07/01/2029	62,227
250,000	Cheniere Energy Partners LP	4.00%	03/01/2031	241,174
238,000	Cheniere Energy, Inc.	4.63%	10/15/2028	237,322
146,000	Colonial Enterprises, Inc.(j)	5.63%	11/15/2035	147,209
125,000	DT Midstream, Inc.(j)	4.13%	06/15/2029	121,991
249,000	Eastern Energy Gas Holdings LLC	5.65%	10/15/2054	245,641
1,000,000	Energy Transfer LP	3.90%	07/15/2026	998,132
236,000	Enterprise Products Operating LLC	5.55%	02/16/2055	233,442
103,000	Florida Gas Transmission Co. LLC(j)	5.75%	07/15/2035	106,887
145,000	Gulfstream Natural Gas System LLC(j)	5.60%	07/23/2035	148,649
115,000	Harvest Midstream I LP(j)	7.50%	05/15/2032	117,854
122,000	Hess Midstream Operations LP(j)	5.88%	03/01/2028	124,441
125,000	Hess Midstream Operations LP(j)	5.50%	10/15/2030	125,997
105,000	Kinder Morgan Energy Partners LP	6.95%	01/15/2038	118,286
118,000	Kinetik Holdings LP(j)	5.88%	06/15/2030	118,775
30,000	NGL Energy Operating LLC / NGL Energy Finance Corp.(j)	8.13%	02/15/2029	30,781
271,000	NGPL PipeCo LLC(j)	3.25%	07/15/2031	245,601
62,000	Southern Natural Gas Co. LLC(j)	5.45%	08/01/2035	63,285
60,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.(j)	7.38%	02/15/2029	61,835
35,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.(j)	6.75%	03/15/2034	34,671
52,000	Targa Resources Corp.	5.50%	02/15/2035	52,945
30,000	Venture Global LNG, Inc.(j)	8.13%	06/01/2028	31,073
45,000	Venture Global LNG, Inc.(j)	8.38%	06/01/2031	47,280

See Notes to Financial Statements and Financial Highlights.

18	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

September 30, 2025

Principal Amount/Description		Rate	Maturity	Value
$25,000	Venture Global LNG, Inc.(j)	9.88%	02/01/2032	$27,234
20,000	Venture Global Plaquemines LNG LLC(j)	7.50%	05/01/2033	22,113
65,000	Venture Global Plaquemines LNG LLC(j)	6.50%	01/15/2034	68,463
				3,833,308
Real Estate - 0.00%(c)
55,000	Anywhere Real Estate Group LLC / Anywhere Co.-Issuer Corp.(j)	7.00%	04/15/2030	55,704

REITS - 0.26%
334,000	American Homes 4 Rent LP	5.50%	02/01/2034	344,927
116,000	American Tower Corp.	5.55%	07/15/2033	121,503
86,000	American Tower Corp.	3.70%	10/15/2049	64,576
200,000	Crown Castle, Inc.	3.65%	09/01/2027	197,970
135,000	Essential Properties LP	5.40%	12/01/2035	135,587
234,000	Extra Space Storage LP	5.40%	02/01/2034	240,947
293,000	First Industrial LP	5.25%	01/15/2031	300,705
25,000	Iron Mountain, Inc.(j)	6.25%	01/15/2033	25,519
238,000	Lineage OP LP(j)	5.25%	07/15/2030	241,362
123,000	Omega Healthcare Investors, Inc.	4.75%	01/15/2028	124,120
141,000	Omega Healthcare Investors, Inc.	3.25%	04/15/2033	124,479
175,000	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer(j)	7.00%	02/01/2030	180,546
181,000	Phillips Edison Grocery Center Operating Partnership I LP	5.75%	07/15/2034	188,463
100,000	RHP Hotel Properties LP / RHP Finance Corp.(j)	6.50%	06/15/2033	103,057
116,000	Sabra Health Care LP	3.20%	12/01/2031	105,403
105,000	Starwood Property Trust, Inc.(j)	5.25%	10/15/2028	105,096
279,000	Sun Communities Operating LP	2.70%	07/15/2031	252,565
45,000	Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC(j)	8.63%	06/15/2032	43,019
244,000	VICI Properties LP / VICI Note Co., Inc.(j)	4.63%	12/01/2029	241,688
				3,141,532
Retail - 0.11%
223,000	AutoZone, Inc.	5.13%	06/15/2030	230,263
65,000	Cougar JV Subsidiary LLC(j)	8.00%	05/15/2032	69,202
35,000	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.(j)	6.75%	01/15/2030	32,869

See Notes to Financial Statements and Financial Highlights.

Annual Report | September 30, 2025	19

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

September 30, 2025

Principal Amount/Description		Rate	Maturity	Value
$186,000	Genuine Parts Co.	4.95%	08/15/2029	$189,355
139,000	Lowe's Cos., Inc.	5.63%	04/15/2053	138,325
268,000	McDonald's Corp.	4.45%	03/01/2047	232,897
30,000	Michaels Cos., Inc.(j)	5.25%	05/01/2028	27,762
121,000	O'Reilly Automotive, Inc.	5.00%	08/19/2034	122,177
45,000	QXO Building Products, Inc.(j)	6.75%	04/30/2032	46,705
65,000	Staples, Inc.(j)	10.75%	09/01/2029	64,595
165,000	Victra Holdings LLC / Victra Finance Corp.(j)	8.75%	09/15/2029	173,230
				1,327,380
Semiconductors - 0.09%
587,000	Broadcom, Inc.(j)	3.50%	02/15/2041	483,332
437,000	Marvell Technology, Inc.	5.95%	09/15/2033	469,087
139,000	Qorvo, Inc.(j)	3.38%	04/01/2031	127,834
				1,080,253
Software - 0.16%
117,000	AppLovin Corp.	5.38%	12/01/2031	121,077
70,000	AthenaHealth Group, Inc.(j)	6.50%	02/15/2030	69,487
40,000	Cloud Software Group, Inc.(j)	6.63%	08/15/2033	40,760
35,000	CoreWeave, Inc.(j)	9.25%	06/01/2030	36,190
60,000	Ellucian Holdings, Inc.(j)	6.50%	12/01/2029	61,105
223,000	Fiserv, Inc.	5.45%	03/15/2034	230,577
202,000	Intuit, Inc.	5.50%	09/15/2053	203,616
197,000	Oracle Corp.	5.88%	09/26/2045	197,649
446,000	Paychex, Inc.	5.35%	04/15/2032	462,923
74,000	Roper Technologies, Inc.	4.25%	09/15/2028	74,364
223,000	Workday, Inc.	3.70%	04/01/2029	219,738
129,000	Workday, Inc.	3.80%	04/01/2032	123,234
				1,840,720
Telecommunications - 0.17%
500,000	AT&T, Inc.	4.30%	02/15/2030	501,182
671,000	AT&T, Inc.	3.50%	09/15/2053	464,490
55,000	CommScope LLC(j)	9.50%	12/15/2031	56,965
50,000	EchoStar Corp.	10.75%	11/30/2029	55,047
50,000	Level 3 Financing, Inc.(j)	4.50%	04/01/2030	45,938
115,000	Level 3 Financing, Inc.(j)	6.88%	06/30/2033	117,302
197,000	Motorola Solutions, Inc.	5.20%	08/15/2032	203,123
265,000	T-Mobile USA, Inc.	3.40%	10/15/2052	181,717
152,000	T-Mobile USA, Inc.	5.25%	06/15/2055	141,613
147,000	T-Mobile USA, Inc.	5.88%	11/15/2055	150,261
25,000	Windstream Services LLC(j)	7.50%	10/15/2033	25,009
35,000	Windstream Services LLC / Windstream Escrow Finance Corp.(j)	8.25%	10/01/2031	36,283
				1,978,930

See Notes to Financial Statements and Financial Highlights.

20	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

September 30, 2025

Principal Amount/Description		Rate	Maturity	Value
Transportation - 0.21%
$1,167,000	Burlington Northern Santa Fe LLC	5.20%	04/15/2054	$1,121,159
584,000	CSX Corp.	3.80%	11/01/2046	464,628
130,000	Genesee & Wyoming, Inc.(j)	6.25%	04/15/2032	132,261
40,000	Star Leasing Co. LLC(j)	7.63%	02/15/2030	38,908
500,000	Union Pacific Corp.	3.70%	03/01/2029	494,609
60,000	Watco Cos. LLC / Watco Finance Corp.(j)	7.13%	08/01/2032	62,155
135,000	XPO, Inc.(j)	7.13%	06/01/2031	141,409
				2,455,129
Trucking & Leasing - 0.04%
30,000	FTAI Aviation Investors LLC(j)	5.88%	04/15/2033	30,215
139,000	GATX Corp.	5.50%	06/15/2035	143,538
105,000	GATX Corp.	5.20%	03/15/2044	100,295
240,000	Penske Truck Leasing Co. Lp / PTL Finance Corp.(j)	5.25%	02/01/2030	247,662
				521,710
TOTAL U.S. CORPORATE BONDS
(Cost $151,303,010)				154,381,542

FOREIGN GOVERNMENT BONDS AND NOTES, SUPRANATIONALS AND FOREIGN AGENCIES - 0.11%
Cayman Islands - 0.02%
200,000	Banco Nacional de Comercio Exterior SNC(h)	5.88%	05/07/2030	207,642
Colombia - 0.03%
600,000	Colombia Government International Bond	4.13%	05/15/2051	391,530
Dominican Republic - 0.02%
100,000	Dominican Republic International Bond(h)	5.95%	01/25/2027	101,925
150,000	Dominican Republic International Bond(h)	4.50%	01/30/2030	147,315
Guatemala - 0.02%
300,000	Guatemala Government Bond(h)	4.38%	06/05/2027	298,500
Mexico - 0.02%
200,000	Mexico Government International Bond	6.34%	05/04/2053	194,950

TOTAL FOREIGN GOVERNMENT BONDS AND NOTES, SUPRANATIONALS AND FOREIGN AGENCIES
(Cost $1,517,758)				1,341,862

See Notes to Financial Statements and Financial Highlights.

Annual Report | September 30, 2025	21

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

September 30, 2025

Principal Amount/Description		Rate	Maturity	Value
BANK LOANS - 1.67%(b)
Canada - 0.04%
$325,000	Bausch and Lomb Corp	3M SOFR + 4.25%	01/15/2031	$325,610
196,090	Garda World Security Corp., First Lien	3M SOFR + 4.50%	02/01/2029	196,852
				522,462
Cayman Islands - 0.01%
154,613	AAdvantage Loyalty IP, Ltd., First Lien (b)	3M SOFR + 3.25%	05/28/2032	155,482

France - 0.02%
265,000	Altice France SA, First Lien	3M SOFR + 5.50%	08/31/2028	257,050

Great Britain - 0.02%
199,500	Ardonagh Group Finco Pty, Ltd., First Lien	6M SOFR + 2.75%	02/18/2031	198,919

Ireland - 0.01%
60,000	Flutter Entertainment Public Limited	3M SOFR + 2.00%	05/22/2032	60,029

United States - 1.57%
226,946	ADMI Corp., First Lien (b)	1M SOFR + 3.75%, 0.50% Floor	12/23/2027	215,542
155,000	Alera Group Inc	1M SOFR + 3.25%	05/21/2032	155,753
230,000	Allied Universal Holdco LLC	1M SOFR + 3.25%	08/06/2032	231,125
110,000	American Axle and Manufacturing Inc	3M SOFR + 0.00%	09/20/2032	109,587
453,025	Ascend Learning LLC, First Lien (b)	1M SOFR + 3.00%, 0.50% Floor	10/28/2028	453,048
19,900	Aspire Bakeries Holdings LLC	1M SOFR + 3.50%	12/23/2030	20,042
1,559,522	Astra Acquisition Corp., Second Lien - Initial Term Loan	3M SOFR + 8.88%	10/22/2029	6,230
150,000	Aveanna Healthcare LLC	3M SOFR + 3.75%	09/10/2032	150,152
115,000	Boots Group Finco LP	3M SOFR + 3.50%	08/30/2032	115,455
235,000	Brown Group Holding LLC, First Lien	1M SOFR + 2.50%, 0.50% Floor	07/01/2031	235,410
140,000	Camelot US Acquisition LLC	1M SOFR + 3.25%	01/31/2031	140,022
25,000	CLEARWATER ANALYTICS LLC	3M SOFR + 2.25%	04/21/2032	25,094
390,000	COLOSSUS ACQUIRECO LLC	3M SOFR + 1.75%	06/12/2032	388,050
380,000	CommScope, Inc.	1M SOFR + 4.75%	12/17/2029	385,139
1,630,000	Constant Contact, Inc., Second Lien - Initial Term Loan(b)	3M SOFR + 7.50%, 0.75% Floor	02/12/2029	1,412,664
255,000	Cotiviti, Inc., First Lien (b)	1M SOFR + 2.75%	03/29/2032	250,856
119,201	Crown Finance US Inc	3M SOFR + 4.50%	12/02/2031	119,105

See Notes to Financial Statements and Financial Highlights.

22	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

September 30, 2025

Principal Amount/Description		Rate	Maturity	Value
$235,000	CSC Holdings LLC, First Lien (b)	1M SOFR + 4.50%	01/18/2028	$234,073
388,050	Cube Industrials 10/24	3M SOFR + 3.25%	10/09/2031	390,233
130,000	Deep Blue Operating I LLC	3M SOFR + 0.00%	09/17/2032	130,325
98,974	Dexko Global, Inc., First Lien (b)	3M SOFR + 3.75%, 0.50% Floor	10/04/2028	97,749
345,000	DG Investment Intermediate Holdings 2 Inc	1M SOFR + 3.75%	07/02/2032	346,582
185,523	Directv Financing LLC, First Lien (b)	3M SOFR + 5.25%, 0.75% Floor	08/02/2029	186,074
194,025	Edelman Financial Engines Center LLC, First Lien (b)	1M SOFR + 3.00%	04/07/2028	194,380
195,000	Edelman Financial Engines Center LLC, Second Lien (b)	1M SOFR + 5.25%	10/06/2028	195,670
169,866	EG America LLC	3M SOFR + 3.50%	02/07/2028	171,064
227,412	Fertitta Entertainment, LLC, First Lien	1M SOFR + 3.25%	01/13/2029	227,342
70,000	Finastra USA Inc	3M SOFR + 4.00%	07/30/2032	69,788
332,389	Focus Financial Partners LLC, First Lien (b)	1M SOFR + 2.75%	09/15/2031	332,844
181,351	Freeport LNG Investments LLLP, First Lien (b)	3M SOFR + 3.25%, 0.50% Floor	12/21/2028	181,660
235,000	FRONERI INTL LTD	3M SOFR + 2.50%	07/01/2032	234,785
401,844	Gainwell Acquisition Corp., First Lien - B Term Loan	3M SOFR + 4.00%, 0.75% Floor	10/01/2027	396,218
54,917	Golden State Foods 10/24	3M SOFR + 4.00%	10/07/2031	55,121
145,000	Grant Thornton Advisors LLC, First Lien (b)	1M SOFR + 2.75%	05/30/2031	144,956
107,752	Great Outdoors Group LLC, First Lien (b)	1M SOFR + 3.25%, 0.75% Floor	01/16/2032	107,832
330,000	Green Infrastructure Partners Inc	3M SOFR + 2.75%	09/18/2032	330,723
386,100	Hexion Holdings Corp., First Lien (b)	1M SOFR + 4.00%, 0.50% Floor	03/15/2029	386,032
240,000	Hightower Holding LLC, First Lien (b)	1M SOFR + 2.75%	02/03/2032	240,151
205,000	INEOS US Finance LLC, First Lien	1M SOFR + 3.25%	02/19/2030	186,294
201,599	INEOS US Petrochem LLC, First Lien	1M SOFR + 4.25%	04/02/2029	183,118
245,000	ION PLATFORM FIN US INC	1M SOFR + 3.75%	09/30/2032	243,775
104,735	Kenan Advantage Group, Inc., First Lien (b)	1M SOFR + 3.25%	01/25/2029	103,589
100,000	Lavender US HoldCo 1 Inc	3M SOFR + 0.00%	09/27/2032	100,187
232,030	LBM Acquisition LLC, First Lien (b)	1M SOFR + 3.75%, 0.75% Floor	06/06/2031	226,874

See Notes to Financial Statements and Financial Highlights.

Annual Report | September 30, 2025	23

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

September 30, 2025

Principal Amount/Description		Rate	Maturity	Value
$169,298	LC Ahab US Bidco LLC, First Lien (b)	3M SOFR + 3.00%	05/01/2031	$169,457
234,411	LifePoint Health, Inc., First Lien (b)	3M SOFR + 3.75%	05/19/2031	234,277
152,685	LSF9 ATLANTIS HLDGS LLC	3M SOFR + 4.25%	03/31/2029	153,187
60,000	LX269776 TKO TL B4 1L USD	3M SOFR + 2.00%	11/21/2031	60,158
195,000	Madison IAQ LLC, First Lien (b)	1M CME TERM SOFR + 7.57%, 0.50% Floor	05/06/2032	196,175
125,000	MEAPIP TL B 1L USD	3M SOFR + 0.00%	09/22/2032	125,078
214,172	MH Sub I LLC, First Lien (b)	1M SOFR + 4.25%, 0.50% Floor	12/31/2031	197,574
54,857	Michaels Cos., Inc., First Lien (b)	3M SOFR + 4.25%, 0.75% Floor	04/17/2028	51,949
351,277	Mister Car Wash Holdings, Inc., First Lien	1M SOFR + 2.50%	03/27/2031	352,406
193,050	Mitchell International, Inc., First Lien (b)	3M SOFR + 3.25%, 0.50% Floor	06/17/2031	193,091
40,000	Mitchell International, Inc., Second Lien (b)	1M SOFR + 5.25%, 0.50% Floor	06/17/2032	39,730
216,311	NEP Group, Inc., First Lien (b)	3M SOFR + 4.75%	08/19/2026	215,681
155,000	Nexstar Media, Inc., First Lien (b)	3M SOFR + 2.50%	06/28/2032	154,986
227,471	OneDigital Borrower LLC, First Lien (b)	1M SOFR + 3.00%, 0.50% Floor	07/02/2031	227,760
115,000	PetSmart LLC	1M SOFR + 4.00%	08/09/2032	113,419
50,323	Pinnacle Buyer LLC	3M SOFR + 2.50%	09/11/2032	50,448
160,000	Polaris Newco LLC, First Lien - Dollar Term Loan	3M SOFR + 4.00%, 0.50% Floor	06/04/2028	154,545
70,000	Project Aurora US Finco Inc	3M SOFR + 0.00%	09/27/2032	70,219
290,000	Qnity Electronics, Inc.	6M SOFR + 2.00%	08/12/2032	290,362
225,000	Radiology Partners Inc	3M SOFR + 4.50%	06/26/2032	224,883
195,000	Resideo Funding Inc	3M SOFR + 2.00%	08/09/2032	195,305
396,923	Restaurant Technologies, Inc. TLB 1L	3M SOFR + 4.25%	03/17/2029	397,171
39,864	Sabre GLBL, Inc., First Lien (b)	1M SOFR + 5.00%, 0.50% Floor	06/30/2028	37,556
34,218	Sabre GLBL, Inc., First Lien (b)	6M CME TERM + 6.00%, 0.50% Floor	11/15/2029	32,378
105,086	SAVOR ACQUISITION INC	1M SOFR + 3.00%	02/04/2032	105,833
197,131	Signia Aerospace LLC, First Lien (b)	3M SOFR + 2.75%, 0.50% Floor	12/11/2031	197,747
103,950	Staples, Inc., First Lien (b)	3M SOFR + 5.75%, 0.50% Floor	09/04/2029	98,839
175,177	Stubhub Holdings INC, TL	1M SOFR + 4.75%	03/12/2030	174,082

See Notes to Financial Statements and Financial Highlights.

24	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

September 30, 2025

Principal Amount/Description		Rate	Maturity	Value
$125,000	Team Health Holdings Inc	3M SOFR + 4.50%	06/30/2028	$124,922
135,000	TECTA AMERICA CORP	1M SOFR + 3.00%	02/12/2032	135,675
351,266	Tiger Acquisition LLC, First Lien (b)	3M SOFR + 2.50%	08/23/2032	350,576
465,000	Transdigm Inc	3M SOFR + 2.50%	08/13/2032	465,023
175,000	Trucordia Insurance Holdings LLC, First Lien (b)	1M SOFR + 3.25%	06/17/2032	175,656
193,504	Univision Communications, Inc., First Lien (b)	3M SOFR + 4.25%, 0.50% Floor	06/24/2029	193,958
79,649	Veritiv Operating Co., First Lien	3M SOFR + 4.00%	11/30/2030	78,958
145,000	Vestis Corp., First Lien (b)	3M SOFR + 2.25%	02/24/2031	137,025
45,000	Victory Capital Holdings Inc	3M SOFR + 2.00%	09/10/2032	44,972
10,000	Victra Holdings LLC, First Lien (b)	3M SOFR + 0.00%, 0.75% Floor	03/29/2029	10,033
160,000	Virgin Media Bristol LLC, First Lien	6M SOFR + 3.175%	03/31/2031	158,000
235,000	VOYAGER PARENT LLC	3M SOFR + 4.75%	05/08/2032	235,765
372,720	Wand NewCo 3, Inc., First Lien (b)	1M SOFR + 2.50%	01/30/2031	371,887
98,175	WaterBridge Midstream Operating LLC, First Lien (b)	1M SOFR + 4.75%	06/27/2029	98,427
426,875	White Cap Supply Holdings LLC, First Lien (b)	1M SOFR + 3.25%	10/19/2029	427,445
45,000	WHITEWATER MATTERHORN HOLDING LLC	3M SOFR + 2.25%	06/16/2032	45,028
195,000	X Corp., First Lien	3M SOFR + 9.50%	10/29/2029	195,880
207,108	Zayo Group Holdings, Inc., First Lien (b)	3M SOFR + 4.175%, 0.50% Floor	03/09/2027	207,792
195,000	Zelis Payments Buyer, Inc., First Lien (b)	1M SOFR + 3.25%	11/26/2031	195,244
325,000	Ziggo Financing Partnership, First Lien	1M SOFR + 2.50%	04/28/2028	324,537
				18,601,812
TOTAL BANK LOANS
(Cost $21,476,330)				19,795,754

See Notes to Financial Statements and Financial Highlights.

Annual Report | September 30, 2025	25

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

September 30, 2025

Principal Amount/Description		Rate	Maturity	Value
BUSINESS DEVELOPMENT COMPANIES - 0.75%
United States - 0.75%
$8,900,000	Oaktree Specialty Lending Corp.	6.34%	02/27/2030	$8,943,240

TOTAL BUSINESS DEVELOPMENT COMPANIES
(Cost $8,719,921)				8,943,240

COLLATERALIZED LOAN OBLIGATIONS - 4.28%
Cayman Islands - 3.90%
	Apidos CLO XXIV
1,000,000	Series 2018-24A(b)(j)	3M CME TERM SOFR + 6.06%	10/20/2030	1,000,975
	Bain Capital Credit CLO 2023-3, Ltd.
500,000	Series 2025-3A(b)(j)	3M CME TERM SOFR + 2.85%	10/24/2038	501,750

	Barings CLO, Ltd. 2019-I
1,500,000	Series 2021-1A(b)(j)	3M CME TERM SOFR + 7.12%	04/15/2035	1,505,359
	Beechwood Park CLO, Ltd.
500,000	Series 2022-1A(b)(j)	3M CME TERM SOFR + 6.50%	01/17/2035	502,154
	Benefit Street Partners CLO IX, Ltd.
1,000,000	Series 2024-9A(b)(j)	3M CME TERM SOFR + 3.10%	10/20/2037	998,005
	Benefit Street Partners Clo XXXVII, Ltd.
1,000,000	Series 2024-37A(b)(j)	3M CME TERM SOFR + 2.85%	01/25/2038	993,985
	BlueMountain Fuji US CLO II, Ltd.
1,000,000	Series 2017-2A(b)(j)	3M CME TERM SOFR + 3.26%	10/20/2030	1,002,877
	Buttermilk Park CLO, Ltd.
1,000,000	Series 2018-1A(b)(j)	3M CME TERM SOFR + 6.01%	10/15/2031	1,000,575
	Canyon Capital CLO, Ltd.
1,500,000	Series 2018-1A(b)(j)	3M CME TERM SOFR + 5.76%	01/30/2031	1,441,591
1,000,000	Series 2018-1A(b)(j)	3M CME TERM SOFR + 6.01%	07/15/2031	986,258

See Notes to Financial Statements and Financial Highlights.

26	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

September 30, 2025

Principal Amount/Description		Rate	Maturity	Value
	Canyon CLO 2020-1, Ltd.
$500,000	Series 2024-1A(b)(j)	3M CME TERM SOFR + 3.10%	07/15/2034	$500,940
	Canyon CLO 2021-3, Ltd.
1,000,000	Series 2025-3A(b)(j)	3M CME TERM SOFR + 2.85%	07/15/2034	1,003,248
	Canyon CLO 2021-4, Ltd.
1,000,000	Series 2025-4A(b)(j)	3M CME TERM SOFR + 6.00%	10/15/2034	1,000,000
	Carlyle Global Market Strategies CLO, Ltd.
1,000,000	Series 2018-2RA(b)(j)	3M CME TERM SOFR + 5.61%	05/15/2031	996,693
	Carlyle US CLO 2022-5, Ltd.
500,000	Series 2024-5A(b)(j)	3M CME TERM SOFR + 3.15%	10/15/2037	503,205
	Chenango Park CLO, Ltd.
1,000,000	Series 2018-1A(b)(j)	3M CME TERM SOFR + 6.06%	04/15/2030	998,069
	Crown Point CLO IV, Ltd.
500,000	Series 2018-4A(b)(j)	3M CME TERM SOFR + 2.16%	04/20/2031	501,217
	Empower CLO 2022-1, Ltd.
500,000	Series 2024-1A(b)(j)	3M CME TERM SOFR + 3.00%	10/20/2037	498,341
	Generate CLO 12, Ltd.
500,000	Series 2025-12A(b)(j)	3M CME TERM SOFR + 1.33%	07/20/2038	500,193
	Lakeside Park CLO, Ltd.
1,000,000	Series 2025-1A(b)(j)	3M CME TERM SOFR + 4.60%	04/15/2038	993,400
	Lewey Park CLO, Ltd.
500,000	Series 2024-1A(b)(j)	3M CME TERM SOFR + 2.95%	10/21/2037	500,622
	Milos CLO, Ltd.
500,000	Series 2020-1A(b)(j)	3M CME TERM SOFR + 6.41%	10/20/2030	499,598
	Neuberger Berman Loan Advisers Clo 44, Ltd.
500,000	Series 2025-44A(b)(j)	3M CME TERM SOFR + 2.65%	10/16/2035	499,978
1,000,000	Series 2025-44A(b)(j)	3M CME TERM SOFR + 5.15%	10/16/2035	998,964

See Notes to Financial Statements and Financial Highlights.

Annual Report | September 30, 2025	27

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

September 30, 2025

Principal Amount/Description		Rate	Maturity	Value
	Neuberger Berman Loan Advisers CLO 46, Ltd.
$500,000	Series 2025-46A(b)(j)	3M CME TERM SOFR + 2.65%	01/20/2037	$501,500
	Point Au Roche Park CLO, Ltd.
500,000	Series 2021-1A(b)(j)	3M CME TERM SOFR + 6.36%	07/20/2034	500,880
	Sound Point CLO XVIII, Ltd.
2,000,000	Series 2018-4A(b)(j)	3M CME TERM SOFR + 2.76%	01/21/2031	1,992,108
	Sound Point CLO XXIII
500,000	Series 2021-2A(b)(j)	3M CME TERM SOFR + 3.56%	07/15/2034	490,141
	Sound Point CLO XXIV
1,375,000	Series 2021-3A(b)(j)	3M CME TERM SOFR + 6.98%	10/25/2034	1,170,340
500,000	Series 2021-3A(b)(j)	3M CME TERM SOFR + 3.76%	10/25/2034	476,308
	Sound Point CLO XXVI, Ltd.
500,000	Series 2021-1A(b)(j)	3M CME TERM SOFR + 3.61%	07/20/2034	500,278
	Sound Point CLO XXVIII, Ltd.
1,000,000	Series 2020-3A(b)(j)	3M CME TERM SOFR + 7.16%	01/25/2032	991,992
	Sound Point CLO XXXII, Ltd.
500,000	Series 2021-4A(b)(j)	3M CME TERM SOFR + 3.66%	10/25/2034	489,866
500,000	Series 2021-4A(b)(j)	3M CME TERM SOFR + 6.96%	10/25/2034	448,432
	THL Credit Wind River 2017-1 CLO, Ltd.
1,400,000	Series 2021-1A(b)(j)	3M CME TERM SOFR + 3.98%	04/18/2036	1,403,804
	THL Credit Wind River 2017-3 CLO, Ltd.
500,000	Series 2021-3A(b)(j)	3M CME TERM SOFR + 7.31%	04/15/2035	496,001
	THL Credit Wind River CLO, Ltd.
500,000	Series 2018-1A(b)(j)	3M CME TERM SOFR + 3.16%	07/15/2030	502,859
2,000,000	Series 2018-1A(b)(j)	3M CME TERM SOFR + 5.76%	07/15/2030	2,002,983
1,000,000	Series 2018-3A(b)(j)	3M CME TERM SOFR + 3.66%	10/22/2031	1,003,550
1,000,000	Series 2018-3A(b)(j)	3M CME TERM SOFR + 6.48%	10/22/2031	965,965

See Notes to Financial Statements and Financial Highlights.

28	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

September 30, 2025

Principal Amount/Description		Rate	Maturity	Value
	Trestles CLO VI, Ltd.
$500,000	Series 2025-6A(b)(j)	3M CME TERM SOFR + 1.18%	04/25/2038	$500,503
	Trestles CLO VIII, Ltd.
1,000,000	Series 2025-8A(b)(j)	3M CME TERM SOFR + 1.33%	06/11/2035	999,496
	Upland CLO, Ltd.
500,000	Series 2018-1A(b)(j)	3M CME TERM SOFR + 3.16%	04/20/2031	499,341
	Vibrant Clo III, Ltd.
1,050,000	Series 2018-3A(b)(j)	3M CME TERM SOFR + 3.76%	10/20/2031	1,051,301
	Vibrant CLO IV-R, Ltd.
1,000,000	Series 2024-4RA(b)(j)	3M CME TERM SOFR + 3.75%	10/20/2037	1,010,171
	Voya CLO 2017-2
1,000,000	Series 2017-2A(b)(j)	3M CME TERM SOFR + 6.28%	06/07/2030	966,216
	Voya CLO 2020-1, Ltd.
1,000,000	Series 2021-1A(b)(j)	3M CME TERM SOFR + 6.61%	07/16/2034	1,001,963
	Voya CLO 2021-1, Ltd.
500,000	Series 2025-1A(b)(j)	3M CME TERM SOFR + 2.80%	07/15/2034	500,706
	Voya CLO, Ltd.
1,000,000	Series 2018-2A(b)(j)	3M CME TERM SOFR + 5.51%	07/15/2031	940,627
500,000	Series 2018-3A(b)(j)	3M CME TERM SOFR + 6.46%	10/20/2031	484,381
500,000	Series 2018-4A(b)(j)	3M CME TERM SOFR + 6.21%	07/14/2031	496,440
	Wellfleet CLO 2021-1, Ltd.
1,000,000	Series 2021-1A(b)(j)	3M CME TERM SOFR + 6.87%	04/20/2034	979,637
	Wind River 2013-1 CLO, Ltd.
500,000	Series 2017-1A(b)(j)	3M CME TERM SOFR + 3.91%	07/20/2030	506,590
	Wind River 2021-1 CLO, Ltd.
1,000,000	Series 2024-1A(b)(j)	3M CME TERM SOFR + 3.95%	07/20/2037	1,006,068
	Wind River 2021-2 CLO, Ltd.
500,000	Series 2021-2A(b)(j)	3M CME TERM SOFR + 6.69%	07/20/2034	473,111

See Notes to Financial Statements and Financial Highlights.

Annual Report | September 30, 2025	29

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

September 30, 2025

Principal Amount/Description		Rate	Maturity	Value
	Wind River 2021-3 CLO, Ltd.
$1,000,000	Series 2025-3A(b)(j)	3M CME TERM SOFR + 3.00%	04/20/2038	$990,000
				46,271,555
Jersey - 0.38%
	Bain Capital Credit Clo 2019-4, Ltd.
500,000	Series 2025-4A(b)(j)	3M CME TERM SOFR + 2.90%	04/23/2035	492,853
	Bain Capital Credit CLO 2022-3, Ltd.
1,000,000	Series 2022-3A(b)(j)	3M CME TERM SOFR + 7.35%	07/17/2035	999,554
	Generate Clo 13, Ltd.
500,000	Series 2023-13A(b)(j)	3M CME TERM SOFR + 1.80%	01/20/2037	501,394
	Katayma CLO I, Ltd.
500,000	Series 2023-1A(b)(j)	3M CME TERM SOFR + 5.25%	10/20/2036	501,583
	Storm King Park CLO, Ltd.
1,000,000	Series 2024-1A(b)(j)	3M CME TERM SOFR + 1.36%	10/15/2037	1,002,910
	Voya CLO 2022-3, Ltd.
1,000,000	Series 2023-3A(b)(j)	3M CME TERM SOFR + 4.50%	10/20/2036	1,000,496
				4,498,790
TOTAL COLLATERALIZED LOAN OBLIGATIONS
(Cost $50,880,397)				50,770,345

EQUITY - LINKED NOTES - 0.00%(c)
Spain - 0.00%
263,093	Inverpamplona SA(d)(e)(f)	0.00%	12/30/2028	–

TOTAL EQUITY - LINKED NOTES
(Cost $11,250)				–

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 17.16%
Bermuda - 0.06%
	Start II, Ltd.
150,098	Series 2019-1(j)	6.41%	03/15/2026	150,199
	Start, Ltd.
280,679	Series 2018-1(j)	4.09%	05/15/2043	281,319

See Notes to Financial Statements and Financial Highlights.

30	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

September 30, 2025

Principal Amount/Description		Rate	Maturity	Value
	Textainer Marine Containers VII, Ltd.
$224,396	Series 2024-1A(j)	5.25%	01/20/2036	$225,357
				656,875
Cayman Islands - 2.47%
	Arbor Realty Commercial Real Estate Notes, Ltd.
1,100,000	Series 2022-FL1(b)(j)	30D US SOFR + 2.30%	01/15/2027	1,099,662
	AREIT
1,150,000	Series 2022-CRE6(b)(j)	30D US SOFR + 3.40%	01/20/2037	1,147,076
	AREIT, Ltd.
220,000	Series 2024-CRE9(b)(j)	1M CME TERM SOFR + 2.54%	02/17/2029	220,356
700,000	Series 2024-CRE9(b)(j)	1M CME TERM SOFR + 4.29%	02/17/2029	695,530
910,000	Series 2025-CRE10(b)(j)	1M CME TERM SOFR + 2.79%	01/17/2030	904,616
	BRSP, Ltd.
131,856	Series 2021-FL1(b)(j)	1M CME TERM SOFR + 1.26%	08/19/2038	131,482
	BSPRT Issuer, Ltd.
1,200,000	Series 2021-FL7(b)(j)	1M CME TERM SOFR + 3.51%	12/15/2038	1,157,025
	Cathedral Lake VIII, Ltd.
1,000,000	Series 2021-8A(b)(j)	3M CME TERM SOFR + 2.88%	01/20/2035	1,002,080
1,000,000	Series 2021-8A(b)(j)	3M CME TERM SOFR + 3.68%	01/20/2035	1,004,888
	Dryden 40 Senior Loan Fund
1,000,000	Series 2018-40A(b)(j)	3M CME TERM SOFR + 6.01%	08/15/2031	953,709
	Dryden 45 Senior Loan Fund
1,250,000	Series 2018-45A(b)(j)	3M CME TERM SOFR + 6.11%	10/15/2030	1,204,021
	Greystone CRE Notes, Ltd.
950,000	Series 2021-FL3(b)(j)	1M CME TERM SOFR + 2.31%	07/15/2039	931,603
	HGI CRE CLO, Ltd.
1,000,000	Series 2021-FL1(b)(j)	1M CME TERM SOFR + 2.46%	06/19/2036	1,000,161
	Kestrel Aircraft Funding, Ltd.
162,911	Series 2018-1A(j)	4.25%	10/15/2025	163,102

See Notes to Financial Statements and Financial Highlights.

Annual Report | September 30, 2025	31

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

September 30, 2025

Principal Amount/Description		Rate	Maturity	Value
	LCM 28, Ltd.
$1,000,000	Series 2018-28A(b)(j)	3M CME TERM SOFR + 6.01%	10/20/2030	$679,075
	LCM Loan Income Fund I Income Note Issuer, Ltd.
500,000	Series 2018-27A(b)(j)	3M CME TERM SOFR + 5.86%	07/16/2031	384,815
	LCM XIV LP
750,000	Series 2018-14A(b)(j)	3M CME TERM SOFR + 5.76%	07/20/2031	630,753
	LCM XVII LP
1,000,000	Series 2018-17A(b)(j)	3M CME TERM SOFR + 6.26%	10/15/2031	759,989
	LFT CRE, Ltd.
115,247	Series 2021-FL1(b)(j)	1M CME TERM SOFR + 1.28%	06/15/2039	115,278
	LoanCore Issuer, Ltd.
625,000	Series 2021-CRE5(b)(j)	1M CME TERM SOFR + 2.46%	07/15/2036	621,828
1,000,000	Series 2021-CRE6(b)(j)	1M CME TERM SOFR + 2.96%	11/15/2038	992,559
	MACH 1 Cayman, Ltd.
250,815	Series 2019-1(j)	3.47%	08/15/2026	248,215
	Magnetite XXIX, Ltd.
500,000	Series 2024-29A(b)(j)	3M CME TERM SOFR + 6.00%	07/15/2037	501,428
	Magnetite Xxxiii, Ltd.
500,000	Series 2024-33A(b)(j)	3M CME TERM SOFR + 3.00%	10/20/2037	498,672
1,000,000	Series 2024-33A(b)(j)	3M CME TERM SOFR + 5.55%	10/20/2037	1,006,016
	MF1, Ltd.
300,000	Series 2021-FL7(b)(j)	1M CME TERM SOFR + 1.86%	10/16/2036	295,572
937,050	Series 2021-FL7(b)(j)	1M CME TERM SOFR + 2.16%	10/16/2036	935,815
	Octagon 59, Ltd.
500,000	Series 2022-1A(b)(j)	3M CME TERM SOFR + 7.60%	05/15/2035	498,596
	Octagon Investment Partners 26, Ltd.
1,000,000	Series 2018-1A(b)(j)	3M CME TERM SOFR + 8.35%	07/15/2030	238,836

See Notes to Financial Statements and Financial Highlights.

32	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

September 30, 2025

Principal Amount/Description		Rate	Maturity	Value
	Octagon Investment Partners 40, Ltd.
$500,000	Series 2021-1A(b)(j)	3M CME TERM SOFR + 7.26%	01/20/2035	$489,087
	Octagon Investment Partners 42, Ltd.
1,000,000	Series 2024-3A(b)(j)	3M CME TERM SOFR + 7.53%	07/15/2037	1,006,056
	Octagon Investment Partners 46, Ltd.
1,000,000	Series 2021-2A(b)(j)	3M CME TERM SOFR + 6.86%	07/15/2036	906,130
	Octagon Investment Partners XVI, Ltd.
500,000	Series 2018-1A(b)(j)	3M CME TERM SOFR + 3.26%	07/17/2030	501,178
1,000,000	Series 2018-1A(b)(j)	3M CME TERM SOFR + 6.01%	07/17/2030	956,659
	Octagon Investment Partners XXII, Ltd.
500,000	Series 2018-1A(b)(j)	3M CME TERM SOFR + 5.71%	01/22/2030	484,696
	PFP, Ltd.
298,659	Series 2024-11(b)(j)	1M CME TERM SOFR + 2.49%	08/17/2029	299,304
585,375	Series 2024-11(b)(j)	1M CME TERM SOFR + 2.99%	08/17/2029	586,622
	RR 2, Ltd.
1,000,000	Series 2021-2A(b)(j)	3M CME TERM SOFR + 6.06%	04/15/2036	983,043
	STWD, Ltd.
1,080,000	Series 2021-FL2(b)(j)	1M CME TERM SOFR + 2.21%	01/18/2026	1,083,845
	Thunderbolt II Aircraft Lease, Ltd.
831,717	Series 2018-A(j)(m)	7.68%	09/15/2038	833,574
	TRTX Issuer, Ltd.
68,064	Series 2021-FL4(b)(j)	1M CME TERM SOFR + 1.31%	03/15/2038	68,303
1,160,000	Series 2021-FL4(b)(j)	1M CME TERM SOFR + 2.51%	03/17/2038	1,158,042
				29,379,297
United States - 14.63%
	1345T
420,000	Series 2025-AOA(b)(j)	1M CME TERM SOFR + 3.00%	06/15/2027	422,237

See Notes to Financial Statements and Financial Highlights.

Annual Report | September 30, 2025	33

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

September 30, 2025

Principal Amount/Description		Rate	Maturity	Value
	Aaset 2021-2 Trust
$332,627	Series 2021-2A(j)	3.54%	12/15/2028	$315,759
	AASET 2024-1
1,108,196	Series 2024-1A(j)	6.90%	05/16/2031	1,151,144
	AASET 2024-2, Ltd.
929,997	Series 2024-2A(j)	6.61%	09/16/2031	970,531
	AASET 2025-1
717,641	Series 2025-1A(j)	6.58%	02/16/2032	736,781
	ABFC Trust
2,274,047	Series 2007-WMC1(b)	1M CME TERM SOFR + 1.36%	06/25/2037	1,624,111
	Affirm Master Trust
300,000	Series 2025-1A(j)	5.62%	02/15/2033	302,399
	AG Trust
496,000	Series 2024-NLP(b)(j)	1M CME TERM SOFR + 2.76%	08/15/2026	498,736
	AMSR
5,000,000	Series 2021-SFR1(j)	4.61%	06/17/2028	4,778,043
	ARDN Mortgage Trust
500,000	Series 2025-ARCP(b)(j)	1M CME TERM SOFR + 4.50%	06/15/2027	502,222
	Avant Credit Card Master Trust 2025-1
750,000	Series 2025-1A(j)	5.72%	10/15/2028	749,413
	BANK
10,291,000	Series 2018-BN12(b)(j)(n)	1.50%	05/15/2061	322,749
270,000	Series 2022-BNK39	3.18%	01/15/2032	243,487
165,000	Series 2022-BNK39(j)	2.50%	01/15/2032	109,741
7,996,685	Series 2025-BNK50(b)(n)	0.54%	05/15/2068	228,577
	BANK 2019-BNK23
330,000	Series 2019-BN23	2.92%	12/15/2052	311,353
	BANK 2020-BNK27
16,875,000	Series 2020-BN27(b)(j)(n)	0.83%	04/15/2030	477,849
	BANK 2021-BNK35
316,000	Series 2021-BN35	2.29%	07/15/2031	279,645
	BANK 2021-BNK37
381,000	Series 2021-BN37(b)	3.21%	11/15/2031	313,755
	Bank of America Merrill Lynch Commercial Mortgage Trust 2016-UBS10
1,090,000	Series 2016-UB10(b)	4.98%	05/15/2026	1,058,325
	BANK5
311,000	Series 2024-5YR10	5.64%	10/15/2029	318,928
306,000	Series 2024-5YR9	5.61%	08/15/2029	318,701
160,000	Series 2025-5YR15(b)	5.76%	06/15/2030	165,661

See Notes to Financial Statements and Financial Highlights.

34	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

September 30, 2025

Principal Amount/Description		Rate	Maturity	Value
	BANK5 Trust
$235,000	Series 2024-5YR6	6.23%	04/15/2029	$248,359
	BBCMS Mortgage Trust
500,000	Series 2018-C2(b)	5.13%	12/15/2028	449,999
519,000	Series 2022-C17	4.44%	08/15/2032	511,946
5,542,000	Series 2024-5C27(b)(j)(n)	2.97%	06/15/2029	503,214
310,000	Series 2024-5C29	5.21%	09/15/2029	316,362
233,000	Series 2024-5C29	5.51%	09/15/2029	228,386
450,000	Series 2024-5C29(j)	4.00%	09/15/2029	396,355
235,000	Series 2025-5C34	5.66%	04/15/2030	246,517
239,000	Series 2025-5C36	5.52%	07/15/2030	249,688
155,000	Series 2025-5C37(b)	5.38%	09/15/2030	158,818
	BBCMS Trust
460,000	Series 2018-CBM(b)(j)	1M CME TERM SOFR + 3.85%	07/15/2037	355,054
	BDS LLC
300,000	Series 2022-FL11(b)(j)	1M CME TERM SOFR + 2.35%	03/19/2039	300,957
1,010,000	Series 2025-FL15(b)(j)	1M CME TERM SOFR + 2.40%	09/19/2030	1,014,389
	Benchmark Mortgage Trust
8,265,757	Series 2018-B2(b)(n)	0.57%	01/15/2028	62,183
18,939,921	Series 2018-B4(b)(n)	0.61%	06/15/2028	181,378
1,589,000	Series 2018-B4(b)(j)	2.92%	07/15/2028	1,301,787
300,000	Series 2019-B13	2.70%	08/15/2029	282,416
1,130,000	Series 2019-B9(b)	4.97%	01/15/2029	996,316
1,510,000	Series 2021-B31(j)	2.25%	11/15/2031	840,796
280,000	Series 2022-B32(b)	3.53%	01/15/2032	246,567
235,000	Series 2023-B38	5.63%	04/15/2028	240,801
237,000	Series 2023-V3(b)	7.10%	07/15/2028	250,797
320,000	Series 2024-V10	5.28%	09/15/2029	329,634
1,200,000	Series 2024-V10(j)	4.50%	09/15/2029	1,079,777
235,000	Series 2024-V11(b)	5.91%	10/15/2029	247,486
300,000	Series 2024-V8	5.71%	05/15/2029	312,277
235,000	Series 2024-V8(b)	6.19%	06/15/2029	248,431
250,000	Series 2024-V8(j)	4.00%	07/15/2029	224,345
305,000	Series 2024-V9	5.60%	08/15/2029	317,019
157,000	Series 2025-V15	6.18%	05/15/2030	165,254
20,134,320	Series 2025-V15(b)(n)	1.35%	05/25/2030	927,842
160,000	Series 2025-V16(b)	5.44%	07/15/2030	166,381
500,000	Series 2025-V16(j)	4.50%	08/15/2058	439,835
	Blackbird Capital II Aircraft Lease, Ltd.
980,149	Series 2021-1A(j)	3.45%	07/15/2028	940,911
	BMO Mortgage Trust
7,951,000	Series 2022-C1(b)(j)(n)	1.89%	02/15/2032	776,741

See Notes to Financial Statements and Financial Highlights.

Annual Report | September 30, 2025	35

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

September 30, 2025

Principal Amount/Description		Rate	Maturity	Value
$166,774	Series 2023-C5	5.74%	02/15/2028	$169,423
309,000	Series 2024-5C6	5.32%	09/15/2029	318,526
207,000	Series 2024-5C7(b)	5.89%	11/15/2029	213,655
6,394,000	Series 2024-C9(b)(j)(n)	2.10%	07/15/2034	832,649
236,000	Series 2025-5C11	5.94%	06/15/2030	246,380
3,440,000	Series 2025-C11(b)(j)(n)	2.43%	02/15/2035	555,037
	BMO MORTGAGE TRUST
160,000	Series 2023-C6	6.21%	01/15/2033	172,169
	BPR Trust
191,000	Series 2021-TY(b)(j)	1M CME TERM SOFR + 2.46%	09/15/2038	190,645
	BSPRT Issuer LLC
1,000,000	Series 2025-FL12(b)(j)	1M CME TERM SOFR + 2.70%	05/17/2030	1,001,315
	BSPRT Issuer, Ltd.
300,000	Series 2023-FL10(b)(j)	1M CME TERM SOFR + 3.27%	08/15/2028	300,243
	Business Jet Securities 2024-2 LLC
940,465	Series 2024-2A(j)	7.97%	09/15/2030	949,425
	BX
413,000	Series 2021-MFM1(b)(j)	1M CME TERM SOFR + 1.61%	01/15/2034	413,048
	BX Commercial Mortgage Trust
1,000,000	Series 2019-IMC(b)(j)	1M CME TERM SOFR + 1.95%	04/15/2034	985,662
469,000	Series 2021-XL2(b)(j)	1M CME TERM SOFR + 2.36%	10/15/2038	468,947
629,558	Series 2024-MF(b)(j)	1M CME TERM SOFR + 2.69%	02/15/2026	632,356
479,142	Series 2025-BCAT(b)(j)	1M CME TERM SOFR + 2.65%	08/15/2027	481,446
	BX Trust
940,000	Series 2019-OC11(b)(j)	4.08%	12/09/2029	872,786
780,000	Series 2021-VIEW(b)(j)	1M CME TERM SOFR + 3.01%	06/15/2036	779,925
510,000	Series 2022-LBA6(b)(j)	1M CME TERM SOFR + 2.70%	01/15/2027	510,090
307,569	Series 2024-CNYN(b)(j)	1M CME TERM SOFR + 2.69%	04/15/2041	309,082
1,025,998	Series 2025-ROIC(b)(j)	1M CME TERM SOFR + 2.94%	03/15/2027	1,031,427
	Cantor Commercial Real Estate Lending
1,113,000	Series 2019-CF1(b)(j)	4.12%	05/15/2052	178,535

See Notes to Financial Statements and Financial Highlights.

36	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

September 30, 2025

Principal Amount/Description		Rate	Maturity	Value
	Cascade MH Asset Trust
$4,601,000	Series 2019-MH1(b)(j)	5.99%	11/25/2044	$4,459,274
	Castlelake Aircraft Securitization Trust
3,610,427	Series 2018-1(j)	6.63%	06/15/2043	2,819,336
	Castlelake Aircraft Structured Trust
2,750,000	Series 2019-1A(b)(j)	0.00%	04/15/2039	140,937
	CENT
159,000	Series 2025-CITY(b)(j)	5.09%	07/10/2030	161,092
	Citigroup Commercial Mortgage Trust
225,000	Series 2019-GC41	3.20%	08/10/2029	199,123
	Citigroup Mortgage Loan Trust
546,955	Series 2006-WF1(m)	6.58%	03/25/2036	258,266
	Cologix Data Centers US Issuer LLC
2,400,000	Series 2021-1A(j)	5.99%	12/28/2026	2,376,959
	Commercial Mortgage Pass- Through Certificates
4,472,112	Series 2014-UBS4(j)	3.75%	08/10/2047	1,666
11,000	Series 2014-UBS4(b)(j)	0.00%	08/10/2047	1
422,356	Series 2015-CR26(b)(n)	0.87%	10/10/2048	5
	Compass Datacenters Issuer II LLC
500,000	Series 2024-2A(j)	6.00%	08/27/2029	506,337
	CSAB Mortgage-Backed Trust
8,781,274	Series 2006-2(m)	6.20%	09/25/2036	499,894
112,962	Series 2007-1(b)	5.90%	05/25/2037	24,366
313,069	CSAIL 2015-C1 XA	0.45%	04/15/2050	0
	CSAIL Commercial Mortgage Trust
1,000,000	Series 2019-C16(b)	4.24%	06/15/2029	950,669
	CSMC
350,000	Series 2021-B33(b)(j)	3.77%	10/10/2031	312,818
	DataBank Issuer
250,000	Series 2021-1A(j)	2.06%	02/25/2026	247,003
	DataBank Issuer II LLC
300,000	Series 2025-1A(j)	5.67%	09/25/2030	303,511
	Del Amo Fashion Center Trust
150,000	Series 2017-AMO(b)(j)	3.76%	06/05/2027	145,128
	Diamond Infrastructure Funding LLC
2,000,000	Series 2021-1A(j)	3.48%	12/20/2026	1,924,318
	DOLP Trust
220,000	Series 2021-NYC(b)(j)	3.70%	05/10/2031	190,149

See Notes to Financial Statements and Financial Highlights.

Annual Report | September 30, 2025	37

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

September 30, 2025

Principal Amount/Description		Rate	Maturity	Value
	Domino's Pizza Master Issuer LLC
$200,000	Series 2025-1A(j)	5.22%	07/25/2032	$202,516
	Extended Stay America Trust
683,054	Series 2021-ESH(b)(j)	1M CME TERM SOFR + 2.96%	07/15/2026	684,303
	Fannie Mae-Aces
22,203,922	Series 2019-M12(b)(n)	0.68%	06/25/2029	373,985
12,792,348	Series 2019-M24(b)(n)	1.15%	03/25/2031	574,422
35,240,775	Series 2019-M7(b)(n)	0.33%	04/25/2029	345,127
26,484,251	Series 2020-M10(b)(n)	0.76%	12/25/2027	142,136
46,806,812	Series 2020-M10(b)(n)	0.89%	07/25/2032	1,717,178
12,779,467	Series 2020-M13(b)(n)	1.23%	09/25/2030	438,691
332,583,284	Series 2021-M17(b)(n)	0.13%	07/25/2031	1,050,398
	FMC GMSR Issuer Trust
6,000,000	Series 2021-GT1(b)(j)	4.36%	07/25/2026	5,751,709
5,000,000	Series 2021-GT2(b)(j)	4.44%	10/25/2026	4,784,945
40,696,295	FNA 2021-M23 X1	0.57%	11/01/2031	546,083
	FREMF Mortgage Trust
887,222	Series 2016-KF25(b)(j)	30D US SOFR + 5.11%	10/25/2025	877,071
709,905	Series 2018-KF56(b)(j)	30D US SOFR + 5.91%	11/25/2028	637,836
1,271,644	Series 2019-KF71(b)(j)	30D US SOFR + 6.11%	10/25/2029	1,229,150
	FRTKL
4,050,000	Series 2021-SFR1(j)	4.11%	09/17/2026	3,929,981
	FS Rialto Issuer LLC
1,200,000	Series 2024-FL9(b)(j)	1M CME TERM SOFR + 3.94%	04/19/2030	1,195,111
1,110,000	Series 2025-FL10(b)(j)	1M CME TERM SOFR + 2.70%	08/19/2042	1,095,550
	Ginnie Mae Strip
6,765,663	Series 2020-3(n)	1.40%	09/16/2045	375,535
	Government National Mortgage Association
9,041,461	Series 2024-170(b)(n)	0.76%	10/16/2065	585,129
7,649,482	Series 2024-170(b)(n)	1.00%	03/16/2066	589,122
	GreenSky Home Improvement Issuer Trust
250,000	Series 2024-2(j)	5.55%	10/27/2059	252,698
500,000	Series 2024-2(j)	8.75%	10/27/2059	520,018
	GS Mortgage Securities Corp. Trust
1,000,000	Series 2018-RIVR(b)(j)	1M CME TERM SOFR + 1.85%	07/15/2035	3,400

See Notes to Financial Statements and Financial Highlights.

38	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

September 30, 2025

Principal Amount/Description		Rate	Maturity	Value
	GS Mortgage Securities Corportation Trust
$820,000	Series 2021-IP(b)(j)	1M CME TERM SOFR + 2.21%	10/15/2036	$816,478
	GS Mortgage Securities Trust
125,000	Series 2011-GC5(b)(j)(n)	0.11%	08/10/2044	92
1,300,000	Series 2014-GC26(b)(j)	4.44%	11/10/2047	767,052
467,627	Series 2015-GC28(b)(j)	4.57%	02/10/2048	448,233
1,013,668	Series 2015-GS1(b)(n)	0.75%	11/10/2025	542
828,000	Series 2018-GS10(b)	4.51%	07/10/2028	758,543
1,954,000	Series 2018-TWR(b)(j)	1M CME TERM SOFR + 4.22%	07/15/2031	163,110
636,000	Series 2020-GC45(b)	3.41%	12/13/2029	577,857
	GSAA Home Equity Trust
1,736,560	Series 2006-13(b)	6.04%	07/25/2036	481,829
429,071	Series 2006-18(m)	6.18%	11/25/2036	96,677
128,555	Series 2006-6(b)	5.69%	03/25/2036	34,977
777,447	Series 2007-2(m)	6.60%	03/25/2037	170,597
	GSCG Trust
675,000	Series 2019-600C(b)(j)	3.99%	09/06/2034	3,388
	Hardee's Funding LLC
930,000	Series 2018-1A(j)	5.71%	06/20/2028	927,804
	HIG RCP LLC
1,185,532	Series 2023-FL1(b)(j)	1M CME TERM SOFR + 3.62%	04/19/2028	1,187,906
	Hilton USA Trust
900,000	Series 2016-SFP(j)	2.83%	11/05/2035	754,641
	HSI Asset Securitization Corp. Trust
5,228,955	Series 2006-HE1(b)	1M CME TERM SOFR + 0.39%	10/25/2036	1,404,914
1,085,180	Series 2007-NC1(b)	1M CME TERM SOFR + 0.47%	04/25/2037	715,497
	J.P. Morgan Chase Commercial Mortgage Securities Trust
647,424	Series 2019-MFP(b)(j)	1M CME TERM SOFR + 1.71%	07/15/2036	631,527
	JP Morgan BB Commercial Mortgage Securities Trust
958,316	Series 2015-C30(b)(n)	0.13%	07/15/2048	10
	JP Morgan Chase Commercial Mortgage Securities Trust
321,000	Series 2019-UES(b)(j)	4.60%	05/05/2032	295,646
	JP Morgan Mortgage Acquisition Corp.
155,223	Series 2006-CH2(m)	5.46%	09/25/2029	93,345

See Notes to Financial Statements and Financial Highlights.

Annual Report | September 30, 2025	39

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

September 30, 2025

Principal Amount/Description		Rate	Maturity	Value
	JP Morgan Mortgage Acquisition Trust
$3,222,609	Series 2006-RM1(b)	1M CME TERM SOFR + 0.59%	08/25/2036	$1,428,053
	JPMBB Commercial Mortgage Securities Trust
2,417,268	Series 2014-C24(b)(n)	0.86%	11/15/2047	57
	JPMCC Commercial Mortgage Securities Trust
330,000	Series 2017-JP7(b)	3.82%	07/15/2027	283,275
781,000	Series 2019-COR5	3.87%	05/13/2029	697,344
	Laurel Road Prime Student Loan Trust
9,430,677	Series 2020-A(j)	0.00%	11/25/2050	961,797
	Lmrk Issuer Co. 2 LLC
950,000	Series 2025-1A(j)	8.12%	09/15/2030	959,669
	LoanCore 2025 Issuer LLC
640,000	Series 2025-CRE8(b)(j)	1M CME TERM SOFR + 2.74%	02/01/2030	636,047
	Mariner Finance issuance Trust 2024-B
850,000	Series 2024-BA(j)	4.91%	10/20/2030	864,246
	Master Asset Backed Securities Trust
3,590,498	Series 2006-NC3(b)	1M CME TERM SOFR + 0.53%	10/25/2036	1,719,646
	Merrill Lynch Mortgage Investors Trust
9,608,187	Series 2006-RM3(b)	1M CME TERM SOFR + 0.59%	06/25/2037	2,058,587
	MetroNet Infrastructure Issuer LLC
1,000,000	Series 2025-2A(j)	7.83%	08/20/2030	1,019,315
	MF1
1,000,000	Series 2024-FL15(b)(j)	1M CME TERM SOFR + 4.04%	08/18/2041	1,003,197
	MF1 LLC
300,000	Series 2024-FL14(b)(j)	1M CME TERM SOFR + 2.24%	03/19/2039	301,757
1,350,000	Series 2024-FL14(b)(j)	1M CME TERM SOFR + 4.84%	03/19/2039	1,357,799
900,000	Series 2024-FL14(b)(j)	1M CME TERM SOFR + 6.29%	03/19/2039	894,585
680,000	Series 2025-FL17(b)(j)	1M CME TERM SOFR + 2.74%	02/21/2040	677,480

See Notes to Financial Statements and Financial Highlights.

40	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

September 30, 2025

Principal Amount/Description		Rate	Maturity	Value
	MHC Commercial Mortgage Trust
$496,000	Series 2021-MHC(b)(j)	1M CME TERM SOFR + 2.22%	04/15/2026	$496,852
	Morgan Stanley Capital I Trust
1,006,720	Series 2016-UB11 XA(b)(n)	1.56%	08/15/2026	6,446
1,117,000	Series 2018-L1(b)	4.94%	10/15/2028	1,032,133
330,000	Series 2021-L6(b)	3.55%	07/15/2031	276,631
10,249,000	Series 2021-L7(b)(j)(n)	1.04%	10/15/2031	505,635
	Morgan Stanley Mortgage Loan Trust
308,734	Series 2007-3XS(m)	6.20%	01/25/2047	108,797
	Mosaic Solar Loan Trust
36,373	Series 2017-1A(j)	4.45%	06/20/2042	35,275
173,537	Series 2018-1A(j)	4.01%	08/20/2030	166,838
227,190	Series 2020-2A(j)	3.00%	08/20/2046	208,233
	MSBAM Commercial Mortgage Securities Trust
683,121	Series 2012-CKSV(j)	3.28%	10/15/2030	653,191
	MVW 2021-1W LLC
229,786	Series 2021-1WA(j)	1.94%	01/22/2041	221,303
266,552	Series 2021-1WA(j)	3.17%	01/22/2041	256,432
	Natixis Commercial Mortgage Securities Trust
520,000	Series 2019-10K(b)(j)	4.27%	05/15/2029	480,440
	NJ Trust
275,000	Series 2023-GSP(b)(j)	6.70%	01/06/2029	288,904
	NYC Commercial Mortgage Trust
499,000	Series 2025-300P(b)(j)	7.39%	07/13/2030	505,865
820,000	Series 2025-3BP(b)(j)	1M CME TERM SOFR + 3.54%	02/15/2027	821,077
	ONE Mortgage Trust
200,000	Series 2021-PARK(b)(j)	1M CME TERM SOFR + 1.21%	03/15/2036	190,916
	Pagaya AI Debt Selection Trust
13,669	Series 2021-2(j)	3.00%	01/25/2029	13,615
	Pagaya AI Debt Trust
404,262	Series 2023-5(j)	9.10%	04/15/2031	405,791
	People's Choice Home Loan Securities Trust
4,986,379	Series 2005-4(b)	1M CME TERM SOFR + 0.76%	12/25/2035	3,685,200
	Pret LLC
3,000,000	Series 2025-NPL7(j)	8.35%	07/25/2028	3,006,981
	Progress Residential
2,500,000	Series 2021-SFR3(j)	4.75%	05/17/2026	2,485,394

See Notes to Financial Statements and Financial Highlights.

Annual Report | September 30, 2025	41

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

September 30, 2025

Principal Amount/Description		Rate	Maturity	Value
	Progress Residential
$6,900,000	Series 2021-SFR8(j)	4.01%	10/17/2026	$6,770,929
5,000,000	Series 2024-SFR2(b)(j)	3.65%	04/17/2029	4,680,215
	RCKT Trust 2025-PL1
1,100,000	Series 2025-1A(j)	7.12%	07/25/2034	1,112,244
	Ready Capital Mortgage Financing LLC
900,000	Series 2023-FL12(b)(j)	1M CME TERM SOFR + 4.55%	04/25/2027	896,305
	Retained Vantage Data Centers Issuer LLC
2,500,000	Series 2023-1A(j)	5.75%	09/15/2028	2,509,330
	Sapphire Aviation Finance II, Ltd.
246,091	Series 2020-1A(j)	3.23%	03/15/2027	237,553
	Scalelogix Abs Us Issuer LLC
350,000	Series 2025-1A(j)	6.16%	07/25/2030	347,960
	Signal Rail I LLC
209,235	Series 2021-1(j)	2.23%	08/17/2028	195,891
	SLG Office Trust
220,000	Series 2021-OVA(j)	2.85%	07/15/2031	187,052
	SMB Private Education Loan Trust
62,961	Series 2018-B(b)(j)	1M CME TERM SOFR + 0.83%	08/15/2027	62,890
968	Series 2021-A(j)	0.00%	01/15/2053	1,603,194
	Sofi Alternative Consumer Loan Program
50,000	Series 2021-2(j)	0.00%	08/15/2030	233,351
	Sofi Professional Loan Program Trust
80,000	Series 2018-C(j)	0.00%	01/25/2048	467,091
	Sprite, Ltd.
173,953	Series 2021-1(j)	3.75%	10/15/2028	170,301
	STWD Mortgage Trust
78,681	Series 2021-HTS(b)(j)	1M CME TERM SOFR + 1.51%	04/15/2034	78,598
	Subway Funding LLC
248,125	Series 2024-1A(j)	6.51%	07/30/2034	259,645
	Sunnova Helios VII Issuer LLC
968,887	Series 2021-C(j)	2.63%	10/20/2028	507,404
	Switch ABS Issuer LLC
440,000	Series 2024-2A(j)	5.44%	06/25/2029	442,799
1,000,000	Series 2024-2A(j)	10.03%	06/25/2029	1,039,120
	TIF Funding II LLC
249,333	Series 2021-1A(j)	1.65%	02/20/2031	227,817

See Notes to Financial Statements and Financial Highlights.

42	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

September 30, 2025

Principal Amount/Description		Rate	Maturity	Value
	Tricon Residential
$3,700,000	Series 2021-SFR1(j)	4.13%	07/17/2026	$3,647,715
2,900,000	Series 2025-SFR2(j)	5.20%	08/17/2032	2,943,773
	UBS Commercial Mortgage Trust
31,908,500	Series 2017-C3(b)(n)	0.52%	08/15/2050	253,274
350,000	Series 2017-C4(b)	4.24%	09/15/2027	334,313
530,000	Series 2018-C11(b)	4.71%	06/15/2028	497,675
1,023,000	Series 2018-C13(b)	5.14%	10/15/2028	943,730
1,099,000	Series 2018-C8(b)	4.84%	02/15/2028	1,016,172
	UBS-Barclays Commercial Mortgage Trust
315,000	Series 2013-C5(b)(j)	3.84%	03/10/2046	290,491
	Upstart Securitization Trust
332,897	Series 2021-4(j)	3.19%	09/20/2031	329,959
1,129,728	Series 2022-4(j)	8.68%	02/20/2027	1,143,128
	US Auto Funding 2021-1
298,393	Series 2021-1A(j)	2.20%	05/15/2026	255,311
	USQ Rail II LLC
633,925	Series 2021-3A(j)	2.21%	06/28/2027	608,344
	Vault DI Issuer LLC
750,000	Series 2021-1A(j)	2.80%	07/15/2026	734,606
	VEGAS Trust
104,000	Series 2024-TI(j)	5.52%	11/10/2027	105,608
	Velocity Commercial Capital Loan Trust
126,496	Series 2018-2(b)(j)	4.05%	10/26/2048	123,989
321,501	Series 2019-1(b)(j)	3.94%	01/25/2027	303,897
182,162	Series 2019-1(b)(j)	4.01%	07/25/2027	170,457
139,854	Series 2019-1(b)(j)	4.12%	11/25/2027	129,340
1,081,421	Series 2021-2(b)(j)	4.92%	12/25/2030	791,994
	VOLT XCVI LLC
2,263,360	Series 2021-NPL5(j)(m)	8.83%	03/27/2051	2,265,240
	Wachovia Bank Commercial Mortgage Trust
426	Series 2006-C29(b)(n)	0.49%	11/15/2048	1
	Wells Fargo Commercial Mortgage Trust
1,245,000	Series 2015-NXS4(b)	3.90%	11/15/2025	1,224,054
1,000,000	Series 2016-C33(j)	3.12%	03/15/2059	922,631
5,628,945	Series 2016-C37(b)(j)(n)	1.60%	12/15/2049	95,907
1,100,000	Series 2018-C45	4.73%	06/15/2028	1,049,308
134,000	Series 2020-C55	3.14%	02/15/2030	122,072
159,000	Series 2024-5C1	5.93%	07/15/2057	166,772
234,000	Series 2025-5C4	5.67%	05/15/2030	244,425
238,000	Series 2025-5C5	5.92%	07/15/2030	247,994
240,000	Series 2025-5C6(b)	5.83%	09/15/2030	240,271

See Notes to Financial Statements and Financial Highlights.

Annual Report | September 30, 2025	43

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

September 30, 2025

Principal Amount/Description		Rate	Maturity	Value
	WFRBS Commercial Mortgage Trust
$112,818	Series 2013-C14	3.49%	06/15/2046	$110,351
	WF-RBS Commercial Mortgage Trust
394,398	Series 2014-C22(b)(n)	0.38%	09/15/2057	65
	WHARF Commercial Mortgage Trust
500,000	Series 2025-DC(b)(j)	7.98%	07/15/2030	507,548
	Willis Engine Structured Trust V
717,639	Series 2020-A(j)	3.23%	03/15/2028	691,694
	Willis Engine Structured Trust VI
1,288,939	Series 2021-A(j)	7.39%	05/15/2029	1,265,718
				173,647,866
TOTAL NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $229,358,944)				203,684,038

U.S. GOVERNMENT BONDS AND NOTES - 7.20%
United States - 7.20%
5,000,000	U.S. Treasury Bonds	0.63%	05/15/2030	4,347,363
18,150,000	U.S. Treasury Bonds	0.88%	11/15/2030	15,740,162
16,300,000	U.S. Treasury Bonds	3.88%	08/15/2034	16,053,590
3,000,000	U.S. Treasury Bonds	1.13%	05/15/2040	1,911,738
5,100,000	U.S. Treasury Bonds	1.13%	08/15/2040	3,218,180
11,400,000	U.S. Treasury Bonds	1.88%	02/15/2041	8,018,965
6,550,000	U.S. Treasury Bonds	1.75%	08/15/2041	4,446,196
3,450,000	U.S. Treasury Bonds	1.25%	05/15/2050	1,693,263
12,700,000	U.S. Treasury Bonds	1.38%	08/15/2050	6,389,440
4,400,000	U.S. Treasury Bonds	1.88%	02/15/2051	2,514,273
977,207	U.S. Treasury Inflation Indexed Bonds(o)	0.38%	07/15/2027	970,755
4,000,000	U.S. Treasury Notes	0.75%	03/31/2026	3,939,474
2,000,000	U.S. Treasury Notes	4.38%	07/31/2026	2,009,757
6,800,000	U.S. Treasury Notes	0.75%	01/31/2028	6,368,359
3,000,000	U.S. Treasury Notes	4.00%	07/31/2029	3,033,691
3,000,000	U.S. Treasury Notes	0.63%	08/15/2030	2,586,973
1,264,957	United States Treasury Inflation Indexed Bonds(o)	1.63%	10/15/2027	1,285,503

See Notes to Financial Statements and Financial Highlights.

44	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

September 30, 2025

Principal Amount/Description		Rate	Maturity	Value
$995,288	United States Treasury Inflation Indexed Bonds(o)	0.50%	01/15/2028	$983,952
				85,511,634
TOTAL U.S. GOVERNMENT BONDS AND NOTES
(Cost $84,744,733)				85,511,634

MORTGAGE-BACKED SECURITIES - 5.23%
United States - 5.23%
	Fannie Mae Pool
1,497,512	Series 2021-	2.00%	05/01/2051	1,231,934
2,568,376	Series 2021-	2.50%	08/01/2051	2,206,874
1,399,224	Series 2022-	4.50%	11/01/2052	1,363,962
2,262,591	Series 2023-	2.50%	03/01/2052	1,937,061
2,179,011	Series 2023-	2.50%	04/01/2052	1,861,452
1,841,726	Series 2023-	6.00%	10/01/2053	1,904,222
2,758,000	Series 2024-	4.97%	07/01/2031	2,825,160
2,281,481	Series 2024-	4.00%	04/01/2045	2,220,605
1,691,721	Series 2024-	5.50%	03/01/2054	1,726,602
1,694,808	Series 2024-	5.50%	06/01/2054	1,734,687
1,293,063	Series 2024-	6.00%	06/01/2054	1,335,742
974,660	Series 2024-	6.00%	08/01/2054	1,012,066
1,475,958	Series 2025-	4.48%	06/01/2030	1,486,393
1,435,900	Series 2025-	5.11%	01/01/2032	1,484,280
1,433,878	Series 2025-	5.48%	04/01/2041	1,482,661
1,791,015	Series 2025-	2.50%	06/01/2052	1,520,940
3,218,018	Series 2025-	6.00%	06/01/2054	3,320,999
969,829	Series 2025-	5.00%	04/01/2055	975,235
2,128,263	Series 2025-	5.50%	09/01/2055	2,152,653
	Freddie Mac Pool
1,446,288	Series 2021-	2.00%	05/01/2051	1,175,709
2,302,593	Series 2022-	3.00%	03/01/2052	2,059,702
1,815,534	Series 2022-	2.50%	04/01/2052	1,560,635
1,487,672	Series 2022-	5.00%	12/01/2052	1,483,294
834,295	Series 2023-	2.00%	02/01/2052	685,513
1,252,673	Series 2023-	5.50%	04/01/2053	1,283,908
1,344,814	Series 2023-	5.00%	05/01/2053	1,347,245
1,701,477	Series 2023-	5.00%	07/01/2053	1,704,332
1,275,813	Series 2023-	6.00%	11/01/2053	1,333,643
811,509	Series 2024-	6.00%	02/01/2054	848,241
1,884,940	Series 2024-	5.50%	02/01/2054	1,929,753
853,935	Series 2024-	6.00%	04/01/2054	882,320
2,665,442	Series 2024-	5.00%	01/01/2055	2,646,203
1,009,020	Series 2025-	6.00%	12/01/2054	1,035,791
2,166,875	Series 2025-	6.00%	04/01/2055	2,228,202

See Notes to Financial Statements and Financial Highlights.

Annual Report | September 30, 2025	45

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

September 30, 2025

Principal Amount/Description		Rate	Maturity	Value
	Ginnie Mae I Pool
$2,476,897	Series 2012-	3.50%	09/15/2042	$2,303,883
	Ginnie Mae II Pool
2,342,392	Series 2021-	3.00%	11/20/2051	2,078,989
1,948,793	Series 2022-	3.00%	04/20/2052	1,725,937
				62,096,828
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $61,477,857)				62,096,828

U.S. GOVERNMENT / AGENCY MORTGAGE BACKED SECURITIES - 24.23%
United States - 24.23%
	Alternative Loan Trust
110,019	Series 2005-20CB	5.50%	07/25/2035	87,556
55,253	Series 2005-54CB	5.50%	11/25/2035	29,496
518,387	Series 2005-85CB(b)	1M CME TERM SOFR + 1.21%	02/25/2036	402,049
109,475	Series 2005-85CB(b)	21.21% - 1M CME TERM SOFR	02/25/2036	85,987
169,299	Series 2005-86CB	5.50%	02/25/2036	95,727
112,766	Series 2005-9CB(b)	1M CME TERM SOFR + 0.61%	05/25/2035	99,934
200,272	Series 2005-9CB(b)(n)	4.94% - 1M CME TERM SOFR	05/25/2035	10,806
1,001,427	Series 2006-15CB	6.50%	06/25/2036	460,399
90,517	Series 2006-30T1	6.25%	11/25/2036	66,296
90,154	Series 2006-32CB	5.50%	11/25/2036	47,388
220,630	Series 2006-36T2(b)	27.53% - 1M CME TERM SOFR	12/25/2036	136,801
785,029	Series 2007-19	6.00%	08/25/2037	362,835
2,627,056	Series 2007-20	6.25%	08/25/2047	1,409,643
721,906	Series 2007-23CB(b)	1M CME TERM SOFR + 0.61%	09/25/2037	254,040
689,498	Series 2007-23CB(b)(n)	6.39% - 1M CME TERM SOFR	09/25/2037	108,713
	American Home Mortgage Investment Trust
157,985	Series 2007-A(j)(m)	6.60%	01/25/2037	23,011
	Banc of America Funding
1,348,251	Series 2014-R8(b)(j)	1M CME TERM SOFR + 0.35%	06/26/2036	1,124,656
	Banc of America Funding Trust
24,323	Series 2006-2	5.50%	03/25/2036	24,370
	BCAP, LLC Trust
93,371	Series 2007-AA2(b)	7.50%	04/25/2037	45,017
60,580	Series 2007-AA2	6.00%	04/25/2037	26,527

See Notes to Financial Statements and Financial Highlights.

46	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

September 30, 2025

Principal Amount/Description		Rate	Maturity	Value
$4,597,048	Series 2010-RR6(b)(j)	2.38%	07/26/2036	$2,093,665
	Bear Stearns ALT-A Trust
644,913	Series 2006-6(b)	4.17%	11/25/2036	291,026
	Bear Stearns Asset-Backed Securities Trust
1,063,719	Series 2006-AC1(m)	6.25%	02/25/2036	481,402
	Bear Stearns Structured Products, Inc.
6,752,945	Series 2008-R2(b)(j)	4.05%	06/25/2047	5,942,031
	Chase Mortgage Finance Trust
3,051,674	Series 2007-S2	6.00%	03/25/2037	1,603,937
326,109	Series 2007-S3	5.50%	05/25/2037	3
4,296,674	Series 2007-S4	6.00%	06/25/2037	1,648,607
	ChaseFlex Trust Series
2,889,005	Series 2007-M1(b)	1M CME TERM SOFR + 0.57%	08/25/2037	2,406,505
	Citicorp Mortgage Securities Trust
243,581	Series 2007-1	6.00%	01/25/2037	227,366
	Citigroup Mortgage Loan Trust
56,377	Series 2009-12(j)	5.50%	11/25/2035	43,870
127,893	Series 2009-4(b)(j)	5.50%	05/25/2035	125,685
	CitiMortgage Alternative Loan Trust
262,270	Series 2007-A1	6.00%	01/25/2037	237,390
51,663	Series 2007-A1(b)(n)	5.29% - 1M CME TERM SOFR	01/25/2037	4,025
35,103	Series 2007-A3(b)	6.00%	03/25/2037	31,104
80,782	Series 2007-A3(b)(n)	5.29% - 1M CME TERM SOFR	03/25/2037	6,282
261,644	Series 2007-A6	5.50%	06/25/2037	223,376
	Connecticut Avenue Securities Trust
2,942,848	Series 2019-R05(b)(j)	30D US SOFR + 4.21%	07/25/2039	3,001,078
4,250,000	Series 2022-R02(b)(j)	30D US SOFR + 7.65%	01/25/2027	4,500,995
3,685,000	Series 2022-R03(b)(j)	30D US SOFR + 9.85%	03/25/2042	4,084,533
4,125,000	Series 2023-R06(b)(j)	30D US SOFR + 3.90%	07/25/2043	4,367,876
5,000,000	Series 2024-R03(b)(j)	30D US SOFR + 2.80%	03/25/2044	5,192,890
	Countrywide Home Loan Mortgage Pass-Through Trust
860,269	Series 2005-HYB7(b)	4.53%	11/20/2035	804,128

See Notes to Financial Statements and Financial Highlights.

Annual Report | September 30, 2025	47

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

September 30, 2025

Principal Amount/Description		Rate	Maturity	Value
$17,742	Series 2005-J4	5.50%	11/25/2035	$14,626
1,115,214	Series 2006-18	6.00%	12/25/2036	586,929
122,056	Series 2007-17	6.00%	10/25/2037	83,400
199,901	Series 2007-3	6.00%	04/25/2037	90,661
213,724	Series 2007-7	5.75%	06/25/2037	97,608
	Credit Suisse First Boston Mortgage Securities Corp.
36,963	Series 2005-10	5.50%	11/25/2035	26,625
12,688	Series 2005-8	5.50%	08/25/2025	6,826
4,023,015	Series 2005-9	6.00%	10/25/2035	1,102,335
	Credit Suisse Mortgage Capital Certificates
1,643,596	Series 2006-2	5.75%	03/25/2036	813,519
	Csmc 2021-Nqm6 Trust
900,000	Series 2021-NQM6(b)(j)	2.58%	07/25/2066	656,187
	CSMC Mortgage-Backed Trust
144,557	Series 2006-1	6.00%	02/25/2036	38,482
13,043	Series 2006-4	5.50%	03/25/2038	7,605
778,648	Series 2006-5	6.25%	06/25/2036	120,559
51,698	Series 2006-9	6.00%	11/25/2036	28,681
3,247	Series 2007-2	5.00%	03/25/2037	2,472
	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
146,013	Series 2005-6(b)(n)	4.97% - 1M CME TERM SOFR	12/25/2035	9,321
64,064	Series 2005-6(b)	1M CME TERM SOFR + 1.51%	12/25/2035	51,662
	Deutsche Mortgage Securities, Inc. Mortgage Loan Trust
74,983	Series 2006-PR1(b)(j)	11.96% - 1M CME TERM SOFR	04/15/2036	71,761
	EFMT
4,969,000	Series 2025-INV3(b)(j)	7.22%	07/25/2070	4,894,465
1,000,000	Series 2025-INV4(b)(j)	6.00%	09/25/2029	1,007,744
	Fannie Mae Interest Strip
4,844,797	Series 2014-419(n)	3.50%	04/25/2044	693,435
16,000,953	Series 2023-437(n)	1.50%	05/25/2037	843,130
	Fannie Mae Pool
3,410,577	Series 2021-	3.00%	10/01/2046	3,085,507
1,625,327	Series 2021-	3.00%	12/01/2048	1,462,330
1,306,003	Series 2022-	5.00%	07/01/2052	1,302,362
	Fannie Mae REMICS
4,105,968	Series 2014-1(b)(n)	5.79% - 30D US SOFR	02/25/2044	450,005
4,573,476	Series 2015-54(b)(n)	6.04% - 30D US SOFR	07/25/2045	561,247

See Notes to Financial Statements and Financial Highlights.

48	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

September 30, 2025

Principal Amount/Description		Rate	Maturity	Value
$8,016,665	Series 2020-74(b)(n)	4.10% - 30D US SOFR	10/25/2050	$412,087
8,446,807	Series 2020-75(n)	2.50%	11/25/2050	1,402,933
16,547,985	Series 2020-77(b)(n)	4.10% - 30D SOFR	11/25/2050	874,382
8,903,026	Series 2020-96(n)	3.00%	01/25/2051	1,686,977
1,974,695	Series 2021-48(b)(n)	3.65% - 30D US SOFR	08/25/2051	42,400
12,584,309	Series 2021-56(n)	2.50%	09/25/2051	1,592,066
9,968,294	Series 2022-22	2.50%	05/25/2052	6,881,712
14,762,688	Series 2024-22(n)	2.50%	11/25/2050	2,369,835
15,446,206	Series 2024-61	1.75%	12/25/2051	7,957,944
	Federal Home Loan Mortgage Corp. Pool
77,318	Series Pool #G01840	5.00%	07/01/2035	79,215
32,354	Series Pool #G04817	5.00%	09/01/2038	33,230
	Federal Home Loan Mortgage Corp. REMICS
358,078	Series 2003-2722(b)	9.76% - 30D US SOFR	12/15/2033	376,331
579,195	Series 2006-3244(b)(n)	6.55% - 30D US SOFR	11/15/2036	63,479
30,101	Series 2007-3261(b)(n)	6.32% - 30D US SOFR	01/15/2037	2,991
53,366	Series 2007-3262(b)(n)	6.29% - 30D US SOFR	01/15/2037	3,501
256,187	Series 2007-3301(b)(n)	5.99% - 30D US SOFR	04/15/2037	22,862
187,903	Series 2007-3303(b)(n)	5.99% - 30D US SOFR	04/15/2037	13,808
50,023	Series 2007-3382(b)(n)	5.89% - 30D US SOFR	11/15/2037	3,604
162,984	Series 2007-3384(b)(n)	6.20% - 30D US SOFR	08/15/2036	13,071
47,958	Series 2007-3384(b)(n)	6.28% - 30D US SOFR	11/15/2037	3,846
15,872	Series 2008-3417(b)(n)	6.07% - 30D US SOFR	02/15/2038	1,263
704,350	Series 2008-3423(b)(n)	5.89% - 30D US SOFR	03/15/2038	1,488
59,006	Series 2008-3423(b)(n)	5.54% - 30D US SOFR	03/15/2038	4,318
494,032	Series 2009-3510(b)(n)	6.64% - 30D US SOFR	02/15/2037	45,228
160,225	Series 2009-3523(b)(n)	5.89% - 30D US SOFR	04/15/2039	12,752
28,333	Series 2009-3524(b)(n)	3.31%	06/15/2038	27,378

See Notes to Financial Statements and Financial Highlights.

Annual Report | September 30, 2025	49

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

September 30, 2025

Principal Amount/Description		Rate	Maturity	Value
$2,540	Series 2009-3549(b)(n)	5.69% - 30D US SOFR	07/15/2039	$216
227,004	Series 2009-3560(b)(n)	6.29% - 30D US SOFR	11/15/2036	13,598
108,210	Series 2010-3641	4.50%	03/15/2040	108,022
165,015	Series 2010-3726(b)(n)	5.94% - 30D US SOFR	09/15/2040	16,279
461,003	Series 2010-3728(b)(n)	4.34% - 30D US SOFR	09/15/2040	16,701
152,644	Series 2010-3779	3.50%	12/15/2030	150,794
32,315	Series 2010-3779	4.00%	12/15/2030	32,165
27,133	Series 2011-3786(b)	9.27% - 30D US SOFR	01/15/2041	21,521
334,911	Series 2011-3815(b)(n)	5.74% - 30D US SOFR	02/15/2041	25,381
164,943	Series 2011-3824(b)(n)	6.99% - 30D US SOFR	08/15/2036	20,930
292,732	Series 2011-3864(b)	8.97% - 30D US SOFR	05/15/2041	247,033
180,640	Series 2011-3872(b)(n)	5.84% - 30D US SOFR	06/15/2041	15,701
756,199	Series 2011-3924(b)(n)	5.89% - 30D US SOFR	09/15/2041	50,534
1,220,361	Series 2012-3(b)(n)	5.84% - 30D US SOFR	02/25/2042	130,613
415,993	Series 2013-4170(b)	3.94 - 30D US SOFR	01/15/2033	378,741
2,097,207	Series 2013-4239	0.00%	07/15/2043	1,268,797
	Federal National Mortgage Association Pool
20,173	Series Pool #555743	5.00%	09/01/2033	20,439
25,148	Series Pool #735382	5.00%	04/01/2035	25,735
71,160	Series Pool #735383	5.00%	04/01/2035	72,820
44,782	Series Pool #735484	5.00%	05/01/2035	45,827
15,833	Series Pool #AH4437	4.00%	01/01/2041	15,145
	Federal National Mortgage Association REMICS
2,813	Series 2004-46(b)(n)	5.89% - 30D US SOFR	03/25/2034	11
86,104	Series 2006-101(b)(n)	6.47% - 30D US SOFR	10/25/2036	10,862
261,055	Series 2006-123(b)(n)	6.21% - 30D US SOFR	01/25/2037	31,361
1,060,673	Series 2006-92(b)(n)	6.47% - 30D US SOFR	10/25/2036	86,536

See Notes to Financial Statements and Financial Highlights.

50	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

September 30, 2025

Principal Amount/Description		Rate	Maturity	Value
$34,626	Series 2007-102(b)(n)	6.29% - 30D US SOFR	11/25/2037	$2,898
34,261	Series 2007-108(b)(n)	6.25% - 30D US SOFR	12/25/2037	2,432
4,685	Series 2007-30(b)(n)	6.00% - 30D US SOFR	04/25/2037	366
184,386	Series 2007-38(b)(n)	5.97% - 30D US SOFR	05/25/2037	11,395
5,958	Series 2007-51(b)(n)	5.99% - 30D US SOFR	06/25/2037	417
21,553	Series 2007-53(b)(n)	5.99% - 30D US SOFR	06/25/2037	1,493
174,858	Series 2007-57(b)(n)	6.51% - 30D US SOFR	10/25/2036	18,995
33,803	Series 2007-68(b)(n)	6.54% - 30D US SOFR	07/25/2037	3,254
306,488	Series 2008-3(b)(n)	6.35% - 30D US SOFR	02/25/2038	24,981
30,619	Series 2008-56(b)(n)	5.95% - 30D US SOFR	07/25/2038	1,672
9,079	Series 2008-81	5.50%	09/25/2038	9,428
86,553	Series 2009-111	5.00%	01/25/2040	88,381
44,118	Series 2009-111(b)(n)	6.14% - 30D US SOFR	01/25/2040	4,863
322,370	Series 2009-12(b)(n)	6.49% - 30D US SOFR	03/25/2036	24,830
11,130	Series 2009-28(b)(n)	5.89% - 30D US SOFR	04/25/2037	699
59,581	Series 2009-41	4.50%	06/25/2039	59,377
25,490	Series 2009-42(b)(n)	5.89% - 30D US SOFR	06/25/2039	2,269
57,878	Series 2009-47(b)(n)	5.99% - 30D US SOFR	07/25/2039	3,225
23,017	Series 2009-62(b)(n)	5.99% - 30D US SOFR	08/25/2039	677
25,813	Series 2009-66(b)(n)	5.69% - 30D US SOFR	02/25/2038	1,868
20,866	Series 2009-68(b)(n)	5.14% - 30D US SOFR	09/25/2039	1,349
49,381	Series 2010-11(b)(n)	4.69% - 30D US SOFR	02/25/2040	2,722
13,486	Series 2010-111(b)(n)	5.89% - 30D US SOFR	10/25/2040	818
53,896	Series 2010-115(b)(n)	6.49% - 30D US SOFR	11/25/2039	5,368

See Notes to Financial Statements and Financial Highlights.

Annual Report | September 30, 2025	51

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

September 30, 2025

Principal Amount/Description		Rate	Maturity	Value
$666,137	Series 2010-115(b)(n)	5.89% - 30D US SOFR	10/25/2040	$64,330
1,616,162	Series 2010-123(b)(n)	5.94% - 30D US SOFR	11/25/2040	161,438
254,776	Series 2010-15(b)(n)	4.84% - 30D US SOFR	03/25/2040	12,277
17,008	Series 2010-34(b)(n)	4.82% - 30D US SOFR	04/25/2040	859
17,701	Series 2010-4(b)(n)	6.12% - 30D US SOFR	02/25/2040	1,537
31,697	Series 2010-58(b)	12.18% - 30D US SOFR	06/25/2040	31,449
946,097	Series 2010-75	4.50%	07/25/2040	943,725
14,173	Series 2010-9(b)(n)	5.19% - 30D US SOFR	02/25/2040	874
72,834	Series 2010-9(b)(n)	4.64% - 30D US SOFR	02/25/2040	3,427
3,919	Series 2010-90(b)(n)	5.89% - 30D US SOFR	08/25/2040	322
8,405	Series 2011-25	3.00%	04/25/2026	8,365
1,228,269	Series 2012-106(b)(n)	6.05% - 30D US SOFR	10/25/2042	101,205
262,964	Series 2012-124(b)	7.59% - 30D US SOFR	11/25/2042	203,923
88,065	Series 2012-29(b)(n)	5.89% - 30D US SOFR	04/25/2042	7,599
250,983	Series 2012-32(n)	5.00%	04/25/2042	53,799
1,201,028	Series 2012-65(b)(n)	5.87% - 30D US SOFR	06/25/2042	152,544
515,805	Series 2018-21	0.00%	04/25/2048	393,565
	First Horizon Alternative Mortgage Securities Trust
428,478	Series 2005-FA6	5.50%	09/25/2035	215,842
	First Horizon Mortgage Pass- Through Trust
416,201	Series 2007-AR3(b)	4.63%	11/25/2037	161,547
	Freddie Mac Pool
3,140,876	Series 2021-	2.00%	11/01/2050	2,603,056
1,297,878	Series 2022-	3.00%	03/01/2052	1,155,293
	Freddie Mac REMICS
1,516,515	Series 2011-3972(b)(n)	5.79% - 30D US SOFR	12/15/2041	155,527
1,786,667	Series 2020-5007(b)(n)	5.99% - 30D US SOFR	08/25/2050	253,979
9,017,818	Series 2020-5023(n)	3.00%	10/25/2050	1,504,631
3,570,687	Series 2020-5041(n)	2.00%	11/25/2050	478,268

See Notes to Financial Statements and Financial Highlights.

52	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

September 30, 2025

Principal Amount/Description		Rate	Maturity	Value
$9,608,016	Series 2020-5057(n)	3.00%	11/25/2050	$1,542,464
7,026,657	Series 2021-5070(n)	3.50%	02/25/2051	1,118,816
6,409,014	Series 2021-5083	2.50%	03/25/2051	3,585,443
12,014,936	Series 2021-5156(n)	3.00%	02/25/2050	2,142,310
10,933,599	Series 2022-5195	2.50%	02/25/2052	7,020,020
2,841,538	Series 2023-5293(n)	2.50%	04/25/2051	436,768
18,847,182	Series 2023-5353(n)	2.50%	10/25/2051	2,227,386
7,257,119	Series 2024-5427	4.00%	05/25/2052	6,015,438
16,411,520	Series 2025-5531(n)	3.50%	06/25/2041	2,060,232
11,396,116	Series 2025-5531(n)	3.00%	06/25/2041	1,289,370
6,955,614	Series 2025-5547(n)	3.00%	04/25/2051	1,282,084
	Freddie Mac STACR REMIC Trust
4,300,000	Series 2020-DNA6(b)(j)	30D US SOFR + 5.65%	12/25/2050	4,961,829
2,500,000	Series 2021-DNA1(b)(j)	30D US SOFR + 4.75%	01/25/2051	2,772,615
3,000,000	Series 2021-DNA2(b)(j)	30D US SOFR + 6.00%	08/25/2033	3,680,640
2,750,000	Series 2021-HQA2(b)(j)	30D US SOFR + 3.15%	12/25/2033	3,021,480
	GCAT
1,500,000	Series 2021-NQM4(b)(j)	2.47%	08/25/2066	1,026,736
	Ginnie Mae II Pool
1,248,401	Series 2021-	2.50%	11/20/2051	1,072,868
	Government National Mortgage Association
18,426	Series 2004-83(b)(n)	5.97% - 1M CME TERM SOFR	10/20/2034	922
18,548	Series 2008-6(b)(n)	6.35% - 1M CME TERM SOFR	02/20/2038	97
18,056	Series 2008-67(b)(n)	5.89% - 1M CME TERM SOFR	08/20/2038	77
279,691	Series 2008-69(b)(n)	7.52% - 1M CME TERM SOFR	08/20/2038	14,193
28,360	Series 2009-10(b)(n)	6.54% - 1M CME TERM SOFR	02/16/2039	2,699
1,073,730	Series 2009-58(b)(n)	6.14% - 1M CME TERM SOFR	06/20/2039	74,777
19,774	Series 2009-6(b)(n)	5.84% - 1M CME TERM SOFR	02/20/2038	82
577,969	Series 2009-75	5.00%	09/20/2039	593,066
1,376,285	Series 2010-121(b)(n)	5.89% - 1M CME TERM SOFR	09/20/2040	150,582
18,558	Series 2010-61(b)(n)	6.44% - 1M CME TERM SOFR	09/20/2039	1,126
20,448	Series 2010-98(b)(n)	5.17%	03/20/2039	347

See Notes to Financial Statements and Financial Highlights.

Annual Report | September 30, 2025	53

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

September 30, 2025

Principal Amount/Description		Rate	Maturity	Value
$8,348,757	Series 2010-H20(b)(n)	1.44%	10/20/2060	$194,017
192,995	Series 2011-69	0.00%	05/20/2041	155,335
413,639	Series 2011-71(b)(n)	5.29% - 1M CME TERM SOFR	05/20/2041	41,266
115,203	Series 2011-72(b)(n)	6.04% - 1M CME TERM SOFR	05/20/2041	11,157
641,123	Series 2011-89(b)(n)	5.34% - 1M CME TERM SOFR	06/20/2041	62,905
1,000,680	Series 2013-113(b)(n)	6.14% - 1M CME TERM SOFR	03/20/2043	26,955
2,316,632	Series 2013-122(b)(n)	5.99% - 1M CME TERM SOFR	08/16/2043	275,184
1,597,207	Series 2013-148(b)(n)	5.57% - 1M CME TERM SOFR	10/16/2043	105,977
1,492,819	Series 2013-186(b)(n)	6.14% - 1M CME TERM SOFR	02/16/2043	105,581
1,418,749	Series 2014-156(b)(n)	6.14% - 1M CME TERM SOFR	10/20/2044	162,819
2,818,231	Series 2014-4(b)(n)	5.99% - 1M CME TERM SOFR	01/16/2044	328,650
3,547,209	Series 2014-41(b)(n)	5.99% - 1M CME TERM SOFR	03/20/2044	400,497
1,139,848	Series 2014-5(b)(n)	6.04% - 1M CME TERM SOFR	07/20/2043	65,517
2,091,012	Series 2014-95(b)(n)	6.14% - 1M CME TERM SOFR	06/16/2044	161,191
5,644,726	Series 2016-H21(b)(n)	2.28%	09/20/2066	278,706
7,314,000	Series 2018-19	3.00%	02/20/2048	6,228,138
3,814,313	Series 2018-97(b)(n)	6.09% - 1M CME TERM SOFR	07/20/2048	476,717
8,201,687	Series 2019-22(b)(n)	5.49% - 1M CME TERM SOFR	02/20/2045	754,514
14,849,440	Series 2019-90(n)	3.00%	05/20/2048	2,369,729
3,652,400	Series 2019-92(b)(n)	5.99% - 1M CME TERM SOFR	07/20/2049	461,139
16,944,446	Series 2019-H10(b)(n)	1.20%	06/20/2069	888,047
4,226,626	Series 2019-H18(b)(n)	1.51%	11/20/2069	255,700
7,452,452	Series 2020-112(b)(n)	6.14% - 1M CME TERM SOFR	08/20/2050	947,384
13,986,928	Series 2020-146(b)(n)	3.64 - 1M CME TERM SOFR	10/20/2050	478,178
10,828,127	Series 2020-146(b)(n)	6.19% - 1M CME TERM SOFR	10/20/2050	1,578,189
16,025,433	Series 2020-165(n)	2.50%	11/20/2050	2,465,317
15,960,186	Series 2020-167(n)	2.50%	11/20/2050	2,347,159

See Notes to Financial Statements and Financial Highlights.

54	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

September 30, 2025

Principal Amount/Description		Rate	Maturity	Value
$10,195,027	Series 2020-167(b)(n)	3.64 - 1M CME TERM SOFR	11/20/2050	$340,258
13,571,926	Series 2020-173(n)	2.50%	11/20/2050	2,038,925
7,000,444	Series 2020-188(b)(n)	6.19% - 1M CME TERM SOFR	11/20/2050	958,719
14,862,657	Series 2020-188(n)	2.50%	12/20/2050	2,303,104
16,036,430	Series 2020-191(n)	3.50%	12/20/2050	3,131,854
17,537,596	Series 2020-H18(b)(n)	1.71%	09/20/2070	1,110,819
8,491,768	Series 2021-1(b)(n)	6.19% - 1M CME TERM SOFR	01/20/2051	1,187,295
13,126,752	Series 2021-1(n)	2.50%	01/20/2051	2,013,839
8,471,557	Series 2021-107(b)(n)	3.64% - 1M CME TERM SOFR	06/20/2051	269,453
10,438,793	Series 2021-116(n)	3.50%	03/20/2051	1,933,072
1,310,080	Series 2021-117(n)	3.50%	06/20/2051	221,496
7,253,535	Series 2021-15(n)	3.50%	01/20/2051	1,407,483
10,847,800	Series 2021-160(n)	2.50%	06/20/2051	1,315,668
16,121,832	Series 2021-161(n)	3.00%	09/20/2051	2,031,702
1,492,491	Series 2021-197(n)	3.50%	11/20/2051	276,556
12,149,104	Series 2021-24(n)	3.50%	02/20/2051	2,476,765
16,505,245	Series 2021-52(b)(n)	0.72%	04/16/2063	852,696
19,772,154	Series 2021-59(b)(n)	2.60% - 30D US SOFR	04/20/2051	139,900
10,923,848	Series 2021-7(n)	2.50%	01/20/2051	1,575,113
10,932,627	Series 2021-76(n)	3.00%	08/20/2050	1,856,080
12,499,151	Series 2021-77(n)	3.00%	07/20/2050	2,102,122
12,951,840	Series 2021-77(n)	2.50%	05/20/2051	1,712,127
10,085,772	Series 2021-77(b)(n)	3.64% - 1M CME TERM SOFR	05/20/2051	284,559
5,094,795	Series 2021-89(b)(n)	3.64% - 1M CME TERM SOFR	05/20/2051	135,765
7,782,725	Series 2021-97(b)(n)	3.64% - 1M CME TERM SOFR	06/20/2051	237,808
24,347,391	Series 2021-97(b)(n)	2.60% - 30D US SOFR	06/20/2051	315,228
12,803,506	Series 2021-H08(b)(n)	0.07%	05/20/2071	376,568
31,379,835	Series 2022-1(b)(n)	2.65% - 30D US SOFR	01/20/2052	166,432
15,201,952	Series 2022-137(n)	3.00%	01/20/2052	2,042,124
17,993,807	Series 2022-174	3.50%	05/20/2051	15,119,570
15,878,751	Series 2022-174	3.00%	12/20/2051	12,667,342
20,119,930	Series 2022-207(n)	3.00%	08/20/2051	3,341,263
25,888,713	Series 2022-48(b)(n)	0.71%	01/16/2064	1,464,840
16,272,144	Series 2022-83(n)	2.50%	11/20/2051	2,313,067
12,417,451	Series 2024-48(n)	2.50%	10/20/2051	1,785,505
13,852,156	Series 2024-61	3.50%	04/20/2054	11,324,227

See Notes to Financial Statements and Financial Highlights.

Annual Report | September 30, 2025	55

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

September 30, 2025

Principal Amount/Description		Rate	Maturity	Value
$14,826,892	Series 2025-48(n)	2.50%	06/20/2051	$2,109,936
17,077,262	Series 2025-62(n)	2.50%	10/20/2051	2,104,909
	GSR Mortgage Loan Trust
876,794	Series 2006-2F	5.25%	02/25/2036	327,664
1,461,794	Series 2007-2F	6.00%	03/25/2037	725,308
634,682	Series 2007-AR2(b)	4.36%	05/25/2037	330,012
	Impac CMB Trust
63,884	Series 2004-10(b)	1M CME TERM SOFR + 0.81%	03/25/2035	56,321
	Imperial Fund Mortgage Trust
1,000,000	Series 2021-NQM4(b)(j)	3.45%	01/25/2057	802,557
	IndyMac IMJA Mortgage Loan Trust
947,849	Series 2007-A1	6.00%	08/25/2037	344,734
	IndyMac IMSC Mortgage Loan Trust
4,686,635	Series 2007-F2	6.50%	07/25/2037	1,417,283
	JP Morgan Alternative Loan Trust
135,934	Series 2005-S1	6.00%	12/25/2035	89,827
12,962	Series 2006-S3(m)	6.62%	08/25/2036	12,934
	JP Morgan Mortgage Trust
751,901	Series 2007-S3	6.00%	07/25/2037	319,585
	JP Morgan Resecuritization Trust
428,187	Series 2011-1(b)(j)	6.00%	06/26/2037	355,796
1,544,528	Series 2014-6(b)(j)	1M CME TERM SOFR + 0.32%	07/27/2046	1,525,738
	Lehman Mortgage Trust
360,631	Series 2006-6	5.50%	10/25/2036	232,579
3,839,964	Series 2006-7(b)	1M CME TERM SOFR + 0.36%	11/25/2036	215,947
3,839,964	Series 2006-7(b)(n)	7.64% - 1M CME TERM SOFR	11/25/2036	229,700
1,169,756	Series 2006-8(b)	1M CME TERM SOFR + 0.53%	12/25/2036	224,780
1,169,756	Series 2006-8(b)(n)	6.47% - 1M CME TERM SOFR	12/25/2036	128,539
	Merrill Lynch Alternative Note Asset Trust
687,842	Series 2007-F1	6.00%	03/25/2037	57,022
	Morgan Stanley Mortgage Loan Trust
761,900	Series 2005-3AR(b)	5.25%	07/25/2035	620,921
2,034,165	Series 2006-11	6.00%	08/25/2036	1,184,446
2,230,463	Series 2006-1AR(b)	1M CME TERM SOFR + 0.39%	02/25/2036	1,299,706

See Notes to Financial Statements and Financial Highlights.

56	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

September 30, 2025

Principal Amount/Description		Rate	Maturity	Value
$490,562	Series 2006-7(b)	5.10%	06/25/2036	$259,648
591,754	Series 2006-7	6.00%	06/25/2036	261,844
	Nomura Asset Acceptance Corp. Alternative Loan Trust
894,836	Series 2005-AP3(b)	5.32%	08/25/2035	388,444
	PR Mortgage Loan Trust
4,887,720	Series 2014-1(b)(j)	5.83%	09/25/2047	4,766,664
	Prime Mortgage Trust
33,273	Series 2006-DR1(j)	5.50%	05/25/2035	31,327
	PRPM LLC
582,394	Series 2025-4(j)(m)	6.18%	06/25/2028	586,991
3,400,000	Series 2025-7(j)	7.45%	08/25/2028	3,414,480
	RBSGC Structured Trust
87,234	Series 2008-B(j)	6.00%	06/25/2037	76,496
	Residential Accredit Loans, Inc.
3,026,397	Series 2006-QA5(b)	1M CME TERM SOFR + 0.55%	07/25/2036	980,755
940,889	Series 2006-QS10	6.50%	08/25/2036	838,165
247,867	Series 2006-QS6	6.00%	06/25/2036	203,168
574,224	Series 2006-QS7	6.00%	06/25/2036	460,885
30,188	Series 2006-QS7(b)	1M CME TERM SOFR + 0.51%	06/25/2036	21,855
90,564	Series 2006-QS7(b)(n)	5.49% - 1M CME TERM SOFR	06/25/2036	6,724
40,181	Series 2006-QS8(b)	1M CME TERM SOFR + 0.56%	08/25/2036	31,315
120,542	Series 2006-QS8(b)(n)	5.44% - 1M CME TERM SOFR	08/25/2036	9,187
3,989	Series 2007-QS6(b)	54.05% - 1M CME TERM SOFR	04/25/2037	5,285
355,395	Series 2007-QS9	6.50%	07/25/2037	293,773
171,522	Series 2008-QR1	6.00%	08/25/2036	139,103
	Residential Asset Securitization Trust
379,118	Series 2006-A1	6.00%	04/25/2036	166,912
862,892	Series 2006-A2	6.00%	05/25/2036	311,806
895,459	Series 2006-A6	6.50%	07/25/2036	227,101
243,132	Series 2006-A8	6.00%	08/25/2036	162,529
148,791	Series 2006-A8	6.50%	08/25/2036	41,311
315,026	Series 2006-A8(b)(n)	5.79% - 1M CME TERM SOFR	08/25/2036	26,487
1,337,366	Series 2007-A1	6.00%	03/25/2037	409,368
55,571	Series 2007-A6	6.00%	06/25/2037	27,653
2,535,071	Series 2007-A7	6.00%	07/25/2037	923,012

See Notes to Financial Statements and Financial Highlights.

Annual Report | September 30, 2025	57

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

September 30, 2025

Principal Amount/Description		Rate	Maturity	Value
	Residential Funding Mortgage Securities I Trust
$305,211	Series 2006-S3	5.50%	03/25/2036	$249,831
61,110	Series 2006-S6	6.00%	07/25/2036	52,862
176,581	Series 2007-S3	6.00%	03/25/2037	128,439
95,285	Series 2007-S6	6.00%	06/25/2037	74,215
	Residential Mortgage Loan Trust
3,250,000	Series 2020-1(b)(j)	4.67%	01/26/2060	3,045,754
	Sequoia Mortgage Trust
767,382	Series 2007-3(b)	4.35%	07/20/2037	604,462
	Structured Asset Securities Corp.
109,505	Series 2005-RF1(b)(j)	1M CME TERM SOFR + 0.46%	03/25/2035	98,964
109,505	Series 2005-RF1(b)(j)(n)	0.00%	03/25/2035	662
	TBW Mortgage-Backed Trust
1,391,148	Series 2006-2	7.00%	07/25/2036	212,530
	Verus Securitization Trust
1,500,000	Series 2021-4(b)(j)	2.20%	07/25/2066	1,055,663
1,400,000	Series 2021-6(b)(j)	4.05%	10/25/2066	1,080,424
2,000,000	Series 2021-7(b)(j)	4.19%	10/25/2066	1,468,172
2,121,000	Series 2025-6(b)(j)	7.36%	07/25/2070	2,109,241
	Wachovia Mortgage Loan Trust, LLC Series Trust
40,786	Series 2005-B(b)	7.49%	10/20/2035	39,399
	Washington Mutual Alternative Mortgage Pass-Through Certificates
31,395	Series 2005-9	5.50%	11/25/2035	25,675
270,276	Series 2006-5	6.00%	07/25/2036	193,919
	Washington Mutual Mortgage Pass-Through Certificates Trust
412,249	Series 2006-2	6.00%	03/25/2036	408,632
	Wells Fargo Alternative Loan Trust
161,930	Series 2007-PA2(b)	1M CME TERM SOFR + 0.54%	06/25/2037	142,128
161,930	Series 2007-PA2(b)(n)	5.96% - 1M CME TERM SOFR	06/25/2037	17,261
206,204	Series 2007-PA3	6.25%	07/25/2037	180,334
				287,533,008
TOTAL U.S. GOVERNMENT / AGENCY MORTGAGE BACKED SECURITIES
(Cost $350,491,602)				287,533,008

See Notes to Financial Statements and Financial Highlights.

58	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

September 30, 2025

Shares/Description		Value
Rights - 0.00%(c)
United States - 0.00%(c)
3	BlackRock Income Trust, Inc., Strike Price 0.01, Expires 10/21/2025(f)	$–

TOTAL RIGHTS
(Cost $0)		–

Warrants - 0.00%(c)
United States - 0.00%(c)
64,870	Pershing Square Sparc Holdings, Strike Price 0.01, Expires 12/31/2049(e)(f)	–

TOTAL WARRANTS
(Cost $0)		–

Short-Term Investments - 7.56%
Money Market Fund - 7.56%

89,681,850	State Street Institutional Treasury Money Market Fund Premier Class (7 Day Yield 4.06%)	89,681,850

TOTAL SHORT-TERM INVESTMENTS
(Cost $89,681,850)		89,681,850

TOTAL INVESTMENTS - 99.73%
(Cost $1,273,228,660)		$1,183,730,109
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.27%		3,157,247
NET ASSETS - 100.00%		$1,186,887,356

Investment Abbreviations:

CME- Chicago Mercantile Exchange

LLC - Limited Liability Company

LP - Limited Partnership

OBFR - Overnight Bank Funding Rate

SOFR - Secured Overnight Financing Rate Data

TI - Treasury Index

Rates:

1M CME SOFR - 1 Month CME SOFR as of September 30, 2025 was 4.13%

3M CME SOFR - 3 Month CME SOFR as of September 30, 2025 was 3.98%

6M CME SOFR - 3 Month CME SOFR as of September 30, 2025 was 4.37%

30D SOFR - 30 Day SOFR as of September 30, 2025 was 4.30%

See Notes to Financial Statements and Financial Highlights.

Annual Report | September 30, 2025	59

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

September 30, 2025

1M SOFR - 1 Month SOFR as of September 30, 2025 was 4.31%%

3M SOFR - 3 Month SOFR as of September 30, 2025 was 4.35%

6M SOFR - 6 Month SOFR as of September 30, 2025 was 4.37%

1Y US TI - 1 Year TI as of September 30, 2025 was 3.68%

5Y US TI - 5 Year TI as of September 30, 2025 was 3.74%

10Y US TI - 10 Year TI as of September 30, 2025 was 4.16%

(a)	Security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(b)	Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at September 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(c)	Less than 0.005%.
(d)	Security does not have a market value or rate. Security will not be entitled to distributions in respect of principal or interest other than excess interest paid with respect to the mortgage loans.
(e)	The Level 3 assets were a result of unavailable quoted prices from an active market or the unavailability of other significant observable inputs.
(f)	Non-income producing security.
(g)	Affiliated company. See Notes to Financial Statements.
(h)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, as amended, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, as amended, or pursuant to an exemption from registration. These securities have been deemed liquid under procedures approved by the Fund's Board of Trustees. As of September 30, 2025, the aggregate fair value of those securities was $10,042,934, representing 0.85% of net assets.
(i)	Pay-in-kind securities. Rate paid in-kind is shown in parenthesis.
(j)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities have been deemed liquid under procedures approved by the Fund's Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. Total fair value of Rule 144A securities amounts to $336,410,008, which represents approximately 28.34% of net assets as of September 30, 2025.
(k)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(l)	Security is currently in default.
(m)	Step up bond. Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at September 30, 2025.
(n)	Interest only securities.
(o)	Principal amount of security is adjusted for inflation.

See Notes to Financial Statements and Financial Highlights.

60	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

September 30, 2025

Futures Contracts:

Description	Contracts	Expiration Date	Notional Value	Value and Unrealized Appreciation/(Depreciation)
2-Yr U.S. Treasury Note Futures	100	December 2025	$20,839,844	$13,231
			$20,839,844	$13,231

Futures Contracts Sold:

Description	Contracts (Short)	Expiration Date	Notional Value	Value and Unrealized Appreciation/(Depreciation)
U.S. Treasury Bond Futures	(32)	December 2025	$3,731,000	$(77,016)
Ultra 10-Yr U.S. Treasury Note Futures	(30)	December 2025	3,452,344	(35,640)
Ultra U.S. Treasury Bond Futures	(85)	December 2025	10,205,313	(265,668)
			$17,388,657	$(378,324)

Over-the-Counter Total Return Swap Contracts:

Reference Entity/Obligation	Counterparty	Pay Notional Amount	Financing Rate	Termination Date	Receive Notional Amount	Value and Unrealized Appreciation / (Depreciation)
PIMCO Dynamic Income Strategy Fund	TD Cowen	$2,592,707	OBFR + 0.45%	8/31/26	$2,625,702	$32,995

See Notes to Financial Statements and Financial Highlights.

Annual Report | September 30, 2025	61

RiverNorth/Oaktree High Income Fund	Schedule of Investments

September 30, 2025

Shares/Description		Value
BUSINESS DEVELOPMENT COMPANIES - 0.10%
United States - 0.10%
4,522	TCG BDC, Inc.	$56,525

TOTAL BUSINESS DEVELOPMENT COMPANIES
(Cost $59,345)		56,525

Closed-End Funds - 1.39%
United States - 1.39%
3	BlackRock Income Trust, Inc.	34
17,286	BlackRock Multi-Sector Income Trust	231,459
99	Saba Capital Income & Opportunities Fund	769
64,315	Western Asset Inflation-Linked Opportunities & Income Fund	571,760

TOTAL CLOSED-END FUNDS
(Cost $829,750)		804,022

Common Stocks - 1.15%
United States - 1.15%
8,967	Blue Owl Technology Finance Corp.	123,924
17,914	Morgan Stanley Direct Lending Fund	288,057
11,203	Oaktree Specialty Lending Corp.	146,199
3,304	PHI Group, Inc.(a)(b)	104,803

TOTAL COMMON STOCKS
(Cost $645,996)		662,983

Principal Amount/Description		Rate	Maturity	Value
BANK LOANS - 1.09%(c)
United States - 1.09%
$129,952	AI Aqua Merger Sub, Inc., First Lien	1M SOFR + 3.00%, 0.50% Floor	07/31/2028	130,356
73,359	EG America LLC, First Lien	3M SOFR + 4.25%	02/07/2028	73,876
75,670	Electron BidCo, Inc. TL 1L	1M SOFR + 2.75%	10/07/2028	75,896
240,120	IRB Holding Corp., First Lien	1M SOFR + 2.50%, 0.75% Floor	12/15/2027	240,438
4,664	Naked Juice, LLC	3M SOFR + 3.25%	01/24/2029	3,533
14,404	Naked Juice, LLC	3M SOFR + 6.00%	01/24/2030	6,026

See Notes to Financial Statements and Financial Highlights.

62	(888) 848-7569 | www.rivernorth.com

RiverNorth/Oaktree High Income Fund	Schedule of Investments

September 30, 2025

Principal Amount/Description		Rate	Maturity	Value
$120,341	Skopima Consilio Parent LLC, First Lien	1M SOFR + 3.75%, 0.50% Floor	05/17/2028	$102,553
				632,678
TOTAL BANK LOANS
(Cost $643,541)				632,678

HIGH YIELD DEBT- 92.23%
Australia - 0.92%
$20,000	Mineral Resources, Ltd.(d)	9.25%	10/01/2028	20,981
330,000	Mineral Resources, Ltd.(d)	8.50%	05/01/2030	343,527
185,000	Nufarm Australia, Ltd. / Nufarm Americas, Inc.(d)	5.00%	01/27/2030	168,321
				532,829
Canada - 3.53%
265,000	1261229 BC, Ltd.(d)	10.00%	04/15/2032	271,848
100,000	Bombardier, Inc.(d)	6.00%	02/15/2028	100,332
90,000	Bombardier, Inc.(d)	8.75%	11/15/2030	97,168
30,000	Bombardier, Inc.(d)	7.25%	07/01/2031	31,838
90,000	Bombardier, Inc.(d)	7.00%	06/01/2032	94,179
120,000	Bombardier, Inc.(d)	6.75%	06/15/2033	125,377
110,000	Cascades, Inc./Cascades USA, Inc.(d)	5.38%	01/15/2028	109,414
175,000	Cascades, Inc./Cascades USA, Inc.(d)	6.75%	07/15/2030	178,390
325,000	Dye & Durham, Ltd.(d)	8.63%	04/15/2029	321,668
170,000	Garda World Security Corp.(d)	8.38%	11/15/2032	176,611
180,000	goeasy, Ltd.(d)	9.25%	12/01/2028	187,990
65,000	goeasy, Ltd.(d)	6.88%	02/15/2031	63,016
225,000	Mercer International, Inc.	5.13%	02/01/2029	166,044
70,000	Northriver Midstream Finance LP(d)	5.63%	02/15/2026	69,976
20,000	Open Text Corp.(d)	6.90%	12/01/2027	20,831
25,000	Precision Drilling Corp.(d)	6.88%	01/15/2029	25,153
				2,039,835
Finland - 0.47%
225,000	Mehilainen Yhtiot Oy(d)	5.13%	06/30/2032	270,029

France - 3.32%
130,000	Afflelou SAS(e)	6.00%	07/25/2029	159,725
370,000	Altice France SA	11.50%	02/01/2027	422,656
55,000	Altice France SA(d)	5.13%	07/15/2029	47,248
100,000	CAB SELAS(e)	3.38%	02/01/2028	110,407
65,000	Constellium SE(d)	6.38%	08/15/2032	66,495
140,000	Maya SAS/Paris France(d)	5.38%	04/15/2030	168,207
100,000	Maya SAS/Paris France	6.88%	04/15/2031	125,127
290,000	Maya SAS/Paris France(d)(e)	8.50%	04/15/2031	311,263
220,000	Opal Bidco SAS(d)	5.50%	03/31/2032	267,587

See Notes to Financial Statements and Financial Highlights.

Annual Report | September 30, 2025	63

RiverNorth/Oaktree High Income Fund	Schedule of Investments

September 30, 2025

Principal Amount/Description		Rate	Maturity	Value
$200,000	Roquette Freres SA(c)(f)		Perpetual Maturity	$240,398
				1,919,113
Germany - 3.16%
100,000	Cheplapharm Arzneimittel GmbH(e)	7.50%	05/15/2030	121,759
100,000	Cheplapharm Arzneimittel GmbH(d)	7.13%	06/15/2031	120,587
140,000	CT Investment GmbH(e)	6.38%	04/15/2030	170,759
200,000	CTEC II GmbH(e)	5.25%	02/15/2030	218,780
205,000	Dynamo Newco II GmbH(e)	6.25%	10/15/2031	250,588
200,000	IHO Verwaltungs GmbH(e)(g)	7.00% (7.75%)	11/15/2031	254,406
140,000	Motel One GmbH/Muenchen(e)	7.75%	04/02/2031	177,553
140,000	Nidda Healthcare Holding GmbH(d)	5.63%	02/21/2030	169,295
171,000	Techem Verwaltungsgesellschaft 675 mbH(e)	4.63%	07/15/2032	201,447
115,000	TUI Cruises GmbH(d)	6.25%	04/15/2029	141,555
				1,826,729
Great Britain - 4.28%
225,000	Ardonagh Finco, Ltd.(e)	6.88%	02/15/2031	274,137
130,000	California Buyer, Ltd. / Atlantica Sustainable Infrastructure PLC(d)	5.63%	02/15/2032	159,207
100,000	CD&R Firefly Bidco PLC(d)	8.63%	04/30/2029	141,817
120,000	Edge Finco PLC(e)	8.13%	08/15/2031	172,679
140,000	EG Global Finance PLC(e)	11.00%	11/30/2028	180,798
105,000	Galaxy Bidco, Ltd.(d)	8.13%	12/19/2029	146,695
105,000	Heathrow Finance PLC	6.63%	03/01/2031	142,520
220,000	Howden UK Refinance PLC / Howden UK Refinance 2 PLC / Howden US Refinance LLC(d)	8.13%	02/15/2032	228,448
200,000	INEOS Finance PLC(d)	7.50%	04/15/2029	194,829
105,000	INEOS Quattro Finance 2 PLC(d)	6.75%	04/15/2030	116,148
105,000	Miller Homes Group Finco PLC(c)(d)	3M EUR L + 4.25%	10/15/2030	125,543
40,000	Virgin Media Finance PLC(d)	5.00%	07/15/2030	37,187
225,000	Vmed O2 UK Financing I PLC(d)(e)	4.75%	07/15/2031	211,921
200,000	Vmed O2 UK Financing I PLC	4.50%	07/15/2031	247,109
90,000	Vmed O2 UK Financing I PLC(d)	7.75%	04/15/2032	94,670
				2,473,708
Ireland - 0.43%
130,000	Adient Global Holdings, Ltd.(d)	7.50%	02/15/2033	134,711
100,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.(e)	2.13%	08/15/2026	114,723
				249,434
Italy - 3.56%
100,000	Cedacri SpA(c)(d)	3M EUR L + 4.63%	05/15/2028	118,430
110,000	Cerved Group SpA(c)(e)	3M EUR L + 5.25%	02/15/2029	118,651
205,000	Dolcetto Holdco SpA(d)	5.63%	07/14/2032	247,961
115,000	Fedrigoni SpA(c)(e)	3M EUR L + 4.00%	01/15/2030	134,935

See Notes to Financial Statements and Financial Highlights.

64	(888) 848-7569 | www.rivernorth.com

RiverNorth/Oaktree High Income Fund	Schedule of Investments

September 30, 2025

Principal Amount/Description		Rate	Maturity	Value
$63,000	Fibercop SpA(d)	6.38%	11/15/2033	$62,841
90,000	Fibercop SpA(d)	6.00%	09/30/2034	86,235
125,000	Irca SpA(c)(d)	3M EUR L + 3.75%	12/15/2029	148,155
210,000	Kepler SpA(c)(d)	3M EUR L + 4.13%	12/18/2029	250,576
220,000	Mooney Group SpA(c)(e)	3M EUR L + 3.88%	12/17/2026	250,442
100,000	Neopharmed Gentili SPA(e)	7.13%	04/08/2030	122,959
115,000	Neopharmed Gentili SPA(d)	7.13%	04/08/2030	141,403
150,000	Sammontana Italia SpA(c)(e)	3M EUR L + 3.75%	10/15/2031	177,083
165,000	TeamSystem SpA(d)	5.00%	07/01/2031	196,722
				2,056,393
Japan - 0.84%
140,000	Nissan Motor Co., Ltd.(d)	7.50%	07/17/2030	147,032
145,000	Nissan Motor Co., Ltd.(d)	7.75%	07/17/2032	153,556
170,000	Nissan Motor Co., Ltd.(d)	8.13%	07/17/2035	182,600
				483,188
Luxembourg - 3.43%
95,000	Albion Financing 1 SARL / Aggreko Holdings, Inc.(d)	7.00%	05/21/2030	98,496
100,000	Albion Financing 1 SARL / Aggreko Holdings, Inc.(d)	5.38%	05/21/2030	121,910
200,000	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl(d)	4.63%	06/01/2028	196,292
155,000	Aramark International Finance Sarl(d)	4.38%	04/15/2033	182,534
145,000	Eurofins Scientific SE(c)(f)	3M EUR L + 3.19%	Perpetual Maturity	179,032
150,000	Grand City Properties Finance Sarl(c)(f)	5Y EUR SWAP + 3.51%	Perpetual Maturity	183,259
160,000	LHMC Finco 2 Sarl(e)(g)	8.63% (9.375%)	05/15/2030	195,430
165,000	Luna 2 5SARL(d)	5.50%	07/01/2032	197,728
100,000	Sani/Ikos Financial Holdings 1 Sarl(e)	7.25%	07/31/2030	123,908
100,000	Sani/Ikos Financial Holdings 1 Sarl(d)	7.25%	07/31/2030	123,908
16,000	Telecom Italia Capital SA	6.38%	11/15/2033	16,833
335,000	Telecom Italia Capital SA	7.20%	07/18/2036	362,121
				1,981,451
Netherlands - 1.46%
125,000	Boels Topholding BV(e)	5.75%	05/15/2030	152,525
110,000	Flora Food Management BV(d)	6.88%	07/02/2029	129,361
100,000	Odido Group Holding BV(e)	5.50%	01/15/2030	118,402
100,000	Telefonica Europe BV(c)(f)		Perpetual Maturity	124,586
100,000	Telefonica Europe BV(c)(f)	8Y EUR SWAP + 3.62%	Perpetual Maturity	131,391
200,000	Ziggo BV(d)	4.88%	01/15/2030	188,946
				845,211

See Notes to Financial Statements and Financial Highlights.

Annual Report | September 30, 2025	65

RiverNorth/Oaktree High Income Fund	Schedule of Investments

September 30, 2025

Principal Amount/Description		Rate	Maturity	Value
Spain - 0.71%
$139,000	Gestamp Automocion SA(d)	4.38%	10/15/2030	$164,022
200,000	Grifols SA(d)	7.13%	05/01/2030	247,975
				411,997
Sweden - 0.32%
151,000	Assemblin Caverion Group AB(e)	6.25%	07/01/2030	185,810

United States - 65.80%
40,000	Academy, Ltd.(d)	6.00%	11/15/2027	40,103
235,000	Acadia Healthcare Co., Inc.(d)	7.38%	03/15/2033	244,268
95,000	ACCO Brands Corp.(d)	4.25%	03/15/2029	85,893
105,000	Acuris Finance US, Inc. / Acuris Finance SARL(d)	5.00%	05/01/2028	102,366
210,000	ADT 15 OCT 2033	5.88%	10/15/2033	210,000
25,000	Advance Auto Parts, Inc.(d)	7.00%	08/01/2030	25,740
90,000	Advance Auto Parts, Inc.(d)	7.38%	08/01/2033	92,881
160,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer(d)	6.75%	04/15/2028	162,963
25,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer(d)	7.00%	01/15/2031	25,851
275,000	Allied Universal Holdco LLC(d)	7.88%	02/15/2031	288,577
70,000	Alpha Generation LLC(d)	6.75%	10/15/2032	72,310
150,000	AMC Networks, Inc.(d)	10.25%	01/15/2029	158,194
4,000	AMC Networks, Inc.	4.25%	02/15/2029	3,483
75,000	AMC Networks, Inc.(d)	10.50%	07/15/2032	79,380
75,000	American Airlines, Inc.(d)	7.25%	02/15/2028	76,897
45,000	American Airlines, Inc.(d)	8.50%	05/15/2029	46,970
45,000	AmeriGas Partners LP / AmeriGas Finance Corp.	5.75%	05/20/2027	45,024
185,000	AmeriGas Partners LP / AmeriGas Finance Corp.(d)	9.38%	06/01/2028	190,201
145,000	Anywhere Real Estate Group LLC / Anywhere Co.-Issuer Corp.(d)	7.00%	04/15/2030	146,857
65,000	Anywhere Real Estate Group LLC / Realogy Co.-Issuer Corp.(d)	5.75%	01/15/2029	62,715
235,000	Arches Buyer, Inc.(d)	4.25%	06/01/2028	230,491
65,000	Arsenal AIC Parent LLC(d)	8.00%	10/01/2030	68,903
80,000	Ascent Resources Utica Holdings LLC / ARU Finance Corp.(d)	6.63%	07/15/2033	81,400
245,000	AthenaHealth Group, Inc.(d)	6.50%	02/15/2030	243,205
85,000	Avient Corp.(d)	7.13%	08/01/2030	87,419
165,000	Beach Acquisition Bidco LLC	5.25%	07/15/2032	199,051
105,000	Beacon Mobility Corp.(d)	7.25%	08/01/2030	109,242
145,000	BellRing Brands, Inc.(d)	7.00%	03/15/2030	149,902
60,000	Big River Steel LLC / BRS Finance Corp.(d)	6.63%	01/31/2029	60,072
387,000	BlackRock TCP Capital Corp.	6.95%	05/30/2029	399,203

See Notes to Financial Statements and Financial Highlights.

66	(888) 848-7569 | www.rivernorth.com

RiverNorth/Oaktree High Income Fund	Schedule of Investments

September 30, 2025

Principal Amount/Description		Rate	Maturity	Value
$240,000	Block Communications, Inc.(d)	4.88%	03/01/2028	$230,057
165,000	Bloomin' Brands, Inc. / OSI Restaurant Partners LLC(d)	5.13%	04/15/2029	143,871
1,242,000	Blue Owl Capital Corp.	3.13%	04/13/2027	1,209,440
105,000	Blue Racer Midstream LLC / Blue Racer Finance Corp.(d)	7.00%	07/15/2029	108,959
60,000	Blue Racer Midstream LLC / Blue Racer Finance Corp.(d)	7.25%	07/15/2032	63,145
215,000	BlueLinx Holdings, Inc.(d)	6.00%	11/15/2029	212,360
55,000	Boost Newco Borrower LLC(d)	7.50%	01/15/2031	58,390
205,000	Boots Group Finco LP(d)	5.38%	08/31/2032	247,842
45,000	Buckeye Partners LP(d)	4.50%	03/01/2028	44,473
105,000	Buckeye Partners LP(d)	6.88%	07/01/2029	108,897
175,000	Cable One, Inc.(h)	0.00%	03/15/2026	170,888
70,000	Cablevision Lightpath LLC(d)	3.88%	09/15/2027	68,017
337,000	Cablevision Lightpath LLC(d)	5.63%	09/15/2028	331,799
110,000	California Resources Corp.(d)	7.00%	01/15/2034	109,312
50,000	CCO Holdings LLC / CCO Holdings Capital Corp.(d)	5.50%	05/01/2026	49,973
175,000	CCO Holdings LLC / CCO Holdings Capital Corp.(d)	6.38%	09/01/2029	177,548
120,000	CCO Holdings LLC / CCO Holdings Capital Corp.(d)	4.75%	03/01/2030	115,242
145,000	CCO Holdings LLC / CCO Holdings Capital Corp.(d)	7.38%	03/01/2031	149,700
250,000	CCO Holdings LLC / CCO Holdings Capital Corp.(d)	4.50%	06/01/2033	222,421
135,000	CCO Holdings LLC / CCO Holdings Capital Corp.(d)	4.25%	01/15/2034	116,800
465,000	Celanese US Holdings LLC	6.75%	04/15/2033	463,329
130,000	Century Aluminum Co.(d)	6.88%	08/01/2032	134,894
55,000	Century Communities, Inc.(d)	6.63%	09/15/2033	55,523
75,000	Chart Industries, Inc.(d)	7.50%	01/01/2030	78,149
35,000	Chart Industries, Inc.(d)	9.50%	01/01/2031	37,529
40,000	CHS/Community Health Systems, Inc.(d)	6.00%	01/15/2029	38,863
165,000	CHS/Community Health Systems, Inc.(d)	5.25%	05/15/2030	149,415
230,000	CHS/Community Health Systems, Inc.(d)	10.88%	01/15/2032	243,880
65,000	CHS/Community Health Systems, Inc.(d)	9.75%	01/15/2034	66,674
10,000	Churchill Downs, Inc.(d)	4.75%	01/15/2028	9,874
55,000	Churchill Downs, Inc.(d)	5.75%	04/01/2030	54,988
100,000	Churchill Downs, Inc.(d)	6.75%	05/01/2031	102,610
65,000	Clear Channel Outdoor Holdings, Inc.(d)	7.88%	04/01/2030	68,299
220,000	Clear Channel Outdoor Holdings, Inc.(d)	7.50%	03/15/2033	230,182
125,000	Cleveland-Cliffs, Inc.(d)	7.00%	03/15/2032	126,402
275,000	Cloud Software Group, Inc.(d)	6.50%	03/31/2029	277,783

See Notes to Financial Statements and Financial Highlights.

Annual Report | September 30, 2025	67

RiverNorth/Oaktree High Income Fund	Schedule of Investments

September 30, 2025

Principal Amount/Description		Rate	Maturity	Value
$210,000	Cloud Software Group, Inc.(d)	8.25%	06/30/2032	$222,990
35,000	Cloud Software Group, Inc.(d)	6.63%	08/15/2033	35,665
85,000	Clydesdale Acquisition Holdings, Inc.(d)	6.63%	04/15/2029	86,036
35,000	Clydesdale Acquisition Holdings, Inc.(d)	6.88%	01/15/2030	35,947
30,000	Cogent Communications Group LLC / Cogent Finance, Inc.(d)	7.00%	06/15/2027	29,946
45,000	Cogent Communications Group LLC / Cogent Finance, Inc.(d)	7.00%	06/15/2027	44,918
110,000	Cogent Communications Group LLC / Cogent Finance, Inc.(d)	6.50%	07/01/2032	107,001
25,000	CommScope LLC(d)	7.13%	07/01/2028	25,113
273,000	CommScope LLC(d)	4.75%	09/01/2029	271,589
147,537	Compass Group Diversified Holdings LLC(d)	5.25%	04/15/2029	136,419
80,000	Comstock Resources, Inc.(d)	6.75%	03/01/2029	79,925
125,000	Comstock Resources, Inc.(d)	6.75%	03/01/2029	124,344
70,000	Comstock Resources, Inc.(d)	5.88%	01/15/2030	67,470
30,000	Consolidated Communications, Inc.(d)	5.00%	10/01/2028	30,375
65,000	Coty, Inc./HFC Prestige Products Inc/HFC Prestige International US LLC(d)	6.63%	07/15/2030	66,503
225,000	Cougar JV Subsidiary LLC(d)	8.00%	05/15/2032	239,544
250,000	CQP Holdco LP / BIP-V Chinook Holdco LLC(d)	7.50%	12/15/2033	271,465
115,000	CrossCountry Intermediate HoldCo LLC(d)	6.50%	10/01/2030	115,567
460,000	CSC Holdings LLC(d)	5.50%	04/15/2027	436,997
115,000	CSC Holdings LLC(d)	5.75%	01/15/2030	43,919
25,000	CSC Holdings LLC(d)	5.00%	11/15/2031	8,797
110,000	Cushman & Wakefield US Borrower LLC(d)	8.88%	09/01/2031	117,492
145,000	CVR Energy, Inc.(d)	5.75%	02/15/2028	142,883
185,000	DaVita, Inc.(d)	6.88%	09/01/2032	191,258
60,000	DaVita, Inc.(d)	6.75%	07/15/2033	61,922
80,000	Dcli Bidco LLC(d)	7.75%	11/15/2029	83,258
180,000	Diebold Nixdorf, Inc.(d)	7.75%	03/31/2030	190,326
50,000	Directv Financing LLC(d)	8.88%	02/01/2030	49,449
80,000	Directv Financing LLC / Directv Financing Co.-Obligor, Inc.(d)	5.88%	08/15/2027	79,971
100,000	EMRLD Borrower LP / Emerald Co.- Issuer, Inc.(d)	6.38%	12/15/2030	123,030
85,000	Endo Finance Holdings, Inc.(d)	8.50%	04/15/2031	91,300
180,000	EQT Corp.(d)	4.75%	01/15/2031	179,703
275,000	EquipmentShare.com, Inc.(d)	9.00%	05/15/2028	291,355
65,000	EquipmentShare.com, Inc.(d)	8.00%	03/15/2033	69,527
95,000	EZCORP, Inc.(d)	7.38%	04/01/2032	101,458
50,000	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.(d)	6.75%	01/15/2030	46,955

See Notes to Financial Statements and Financial Highlights.

68	(888) 848-7569 | www.rivernorth.com

RiverNorth/Oaktree High Income Fund	Schedule of Investments

September 30, 2025

Principal Amount/Description		Rate	Maturity	Value
$90,000	Fiesta Purchaser, Inc.(d)	7.88%	03/01/2031	$95,096
130,000	Fiesta Purchaser, Inc.(d)	9.63%	09/15/2032	140,672
10,000	FirstCash, Inc.(d)	4.63%	09/01/2028	9,813
170,000	FirstCash, Inc.(d)	5.63%	01/01/2030	169,894
50,000	FirstCash, Inc.(d)	6.88%	03/01/2032	51,743
55,000	Five Point Operating Co. LP(d)	8.00%	10/01/2030	55,847
160,000	Fortress Intermediate 3, Inc.(d)	7.50%	06/01/2031	167,727
650,000	Franklin BSP Capital Corp.	3.25%	03/30/2026	644,349
600,000	Franklin BSP Capital Corp.	7.20%	06/15/2029	621,864
35,000	Freedom Mortgage Corp.(d)	12.25%	10/01/2030	39,074
140,000	Freedom Mortgage Holdings LLC(d)	9.13%	05/15/2031	149,072
105,000	Freedom Mortgage Holdings LLC(d)	8.38%	04/01/2032	110,143
10,000	Frontier Communications Holdings LLC(d)	5.00%	05/01/2028	9,986
20,000	Frontier Communications Holdings LLC(d)	8.75%	05/15/2030	20,909
500,000	FS KKR Capital Corp.	6.13%	01/15/2030	497,981
200,000	FTAI Aviation Investors LLC(d)	5.50%	05/01/2028	200,208
23,000	FTAI Aviation Investors LLC(d)	7.88%	12/01/2030	24,461
235,000	FTAI Aviation Investors LLC(d)	7.00%	06/15/2032	246,138
155,000	Global Partners LP / GLP Finance Corp.(d)	7.13%	07/01/2033	158,992
35,000	Go Daddy Operating Co. LLC / GD Finance Co, Inc.(d)	5.25%	12/01/2027	34,979
145,000	Gray Media, Inc.(d)	9.63%	07/15/2032	148,264
70,000	Gray Media, Inc.(d)	7.25%	08/15/2033	69,411
115,000	Great Lakes Dredge & Dock Corp.(d)	5.25%	06/01/2029	111,530
120,000	Greystar Real Estate Partners LLC(d)	7.75%	09/01/2030	126,949
90,000	Gulfport Energy Operating Corp.(d)	6.75%	09/01/2029	92,470
140,000	Hanesbrands, Inc.(d)	9.00%	02/15/2031	148,372
75,000	Hawaiian Electric Co., Inc.(d)	6.00%	10/01/2033	75,699
130,000	Helios Software Holdings, Inc. / ION Corporate Solutions Finance Sarl(d)	8.75%	05/01/2029	134,893
115,000	Helios Software Holdings, Inc. / ION Corporate Solutions Finance Sarl(d)	7.88%	05/01/2029	141,764
90,000	Herc Holdings, Inc.(d)	6.63%	06/15/2029	92,543
170,000	Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower, Inc.(d)	5.00%	06/01/2029	163,607
130,000	Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower, Inc.(d)	4.88%	07/01/2031	121,417
135,000	HLF Financing Sarl LLC / Herbalife International, Inc.(d)	4.88%	06/01/2029	119,373
95,000	Howard Midstream Energy Partners LLC(d)	6.63%	01/15/2034	96,919
45,000	HUB International, Ltd.(d)	5.63%	12/01/2029	44,991
80,000	HUB International, Ltd.(d)	7.25%	06/15/2030	83,494
255,000	Hunt Companies, Inc.(d)	5.25%	04/15/2029	248,826

See Notes to Financial Statements and Financial Highlights.

Annual Report | September 30, 2025	69

RiverNorth/Oaktree High Income Fund	Schedule of Investments

September 30, 2025

Principal Amount/Description		Rate	Maturity	Value
$145,000	Imola Merger Corp.(d)	4.75%	05/15/2029	$141,157
75,000	Inversion Escrow Issuer LLC(d)	6.75%	08/01/2032	73,930
15,000	Iron Mountain, Inc.(d)	5.00%	07/15/2028	14,920
55,000	Iron Mountain, Inc.(d)	7.00%	02/15/2029	56,721
55,000	Iron Mountain, Inc.(d)	5.25%	07/15/2030	54,429
135,000	JB Poindexter & Co., Inc.(d)	8.75%	12/15/2031	141,561
85,000	JELD-WEN, Inc.(d)	7.00%	09/01/2032	71,847
230,000	JetBlue Airways Corp.	0.50%	04/01/2026	224,546
55,000	K Hovnanian Enterprises, Inc.(d)	8.00%	04/01/2031	56,433
75,000	K Hovnanian Enterprises, Inc.(d)	8.38%	10/01/2033	76,941
310,000	Kennedy-Wilson, Inc.	4.75%	02/01/2030	289,735
130,000	Kennedy-Wilson, Inc.	5.00%	03/01/2031	121,027
230,000	Kinetik Holdings LP(d)	6.63%	12/15/2028	236,250
55,000	Kinetik Holdings LP(d)	5.88%	06/15/2030	55,361
80,000	Kodiak Gas Services LLC(d)	6.50%	10/01/2033	81,504
90,000	Kodiak Gas Services LLC(d)	6.75%	10/01/2035	92,464
115,000	Kraken Oil & Gas Partners LLC(d)	7.63%	08/15/2029	114,080
120,000	Kronos International, Inc.(e)	9.50%	03/15/2029	148,944
155,000	LBM Acquisition LLC(d)	6.25%	01/15/2029	143,621
295,000	LCM Investments Holdings II LLC(d)	8.25%	08/01/2031	312,220
350,000	Level 3 Financing, Inc.(d)	4.00%	04/15/2031	302,666
150,000	Level 3 Financing, Inc.(d)	7.00%	03/31/2034	152,712
185,000	LFS Topco LLC(d)	5.88%	10/15/2026	186,191
260,000	LFS Topco LLC(d)	8.75%	07/15/2030	261,404
130,000	LifePoint Health, Inc.(d)	8.38%	02/15/2032	138,663
50,000	Marriott Ownership Resorts, Inc.	4.75%	01/15/2028	49,220
215,000	Marriott Ownership Resorts, Inc.(d)	4.50%	06/15/2029	207,614
65,000	Marriott Ownership Resorts, Inc.(d)	6.50%	10/01/2033	64,749
155,000	Match Group Financeco 2, Inc.(d)	0.88%	06/15/2026	150,925
210,000	Mativ Holdings, Inc.(d)	8.00%	10/01/2029	208,175
110,000	Medline Borrower LP(d)	5.25%	10/01/2029	109,130
100,000	Nabors Industries, Inc.(d)	8.88%	08/15/2031	93,207
30,000	Nabors Industries, Ltd.(d)	7.50%	01/15/2028	30,001
20,000	Nationstar Mortgage Holdings, Inc.(d)	7.13%	02/01/2032	20,934
80,000	NCL Corp., Ltd.(d)	7.75%	02/15/2029	85,226
70,000	NCL Corp., Ltd.(d)	6.25%	09/15/2033	70,406
115,000	NCR Atleos Corp.(d)	9.50%	04/01/2029	124,575
34,000	NCR Voyix Corp.(d)	5.13%	04/15/2029	33,494
35,000	New Enterprise Stone & Lime Co., Inc.(d)	9.75%	07/15/2028	35,233
175,000	Northern Oil & Gas, Inc.(d)	7.88%	10/15/2033	174,417
265,000	Novelis Corp.(d)	6.88%	01/30/2030	275,018
260,000	NRG Energy, Inc.(d)	3.63%	02/15/2031	240,594
150,000	NRG Energy, Inc.(d)	6.00%	01/15/2036	150,115
5,000	NuStar Logistics LP	6.00%	06/01/2026	5,031
28,000	NuStar Logistics LP	6.38%	10/01/2030	29,018
5,000	Oceaneering International, Inc.	6.00%	02/01/2028	5,081

See Notes to Financial Statements and Financial Highlights.

70	(888) 848-7569 | www.rivernorth.com

RiverNorth/Oaktree High Income Fund	Schedule of Investments

September 30, 2025

Principal Amount/Description		Rate	Maturity	Value
$155,000	Oceaneering International, Inc.	6.00%	02/01/2028	$157,504
115,000	Olympus Water US Holding Corp.(d)(e)	4.25%	10/01/2028	110,686
115,000	Olympus Water US Holding Corp.	9.63%	11/15/2028	141,675
65,000	Olympus Water US Holding Corp.(d)	6.25%	10/01/2029	63,170
120,000	Olympus Water US Holding Corp.(d)	7.25%	06/15/2031	121,729
95,000	Olympus Water US Holding Corp.(d)	7.25%	02/15/2033	95,158
109,000	Olympus Water US Holding Corp.(d)	6.13%	02/15/2033	128,417
40,000	OneMain Finance Corp.	7.88%	03/15/2030	42,358
20,000	OneMain Finance Corp.	7.13%	11/15/2031	20,755
265,000	ONEOK, Inc.	5.05%	04/01/2045	235,729
210,000	Open Text Holdings, Inc.(d)	4.13%	02/15/2030	199,195
225,000	Organon & Co. / Organon Foreign Debt Co-Issuer BV(d)	5.13%	04/30/2031	197,290
65,000	Organon & Co. / Organon Foreign Debt Co-Issuer BV(d)	7.88%	05/15/2034	60,297
20,000	Outfront Media Capital LLC / Outfront Media Capital Corp.(d)	5.00%	08/15/2027	19,915
135,000	Owens-Brockway Glass Container, Inc.(d)	7.25%	05/15/2031	137,596
200,000	Owens-Brockway Glass Container, Inc.(d)	7.38%	06/01/2032	202,186
140,000	Panther Escrow Issuer LLC(d)	7.13%	06/01/2031	145,714
70,000	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer(d)	5.88%	10/01/2028	69,926
45,000	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer(d)	7.00%	02/01/2030	46,426
62,000	Pebblebrook Hotel Trust	1.75%	12/15/2026	61,255
79,000	Pebblebrook Hotel Trust(d)	1.63%	01/15/2030	77,869
145,000	Pediatrix Medical Group, Inc.(d)	5.38%	02/15/2030	144,149
235,000	PennyMac Financial Services, Inc.(d)	6.88%	02/15/2033	242,958
280,000	PetSmart LLC / PetSmart Finance Corp.(d)	7.50%	09/15/2032	281,116
75,000	Phinia, Inc.(d)	6.75%	04/15/2029	77,358
165,000	Pike Corp.(d)	8.63%	01/31/2031	177,209
165,000	Quikrete Holdings, Inc.(d)	6.75%	03/01/2033	171,674
351,000	QVC, Inc.(d)	6.88%	04/15/2029	191,464
100,000	Railworks Holdings LP / Railworks Rally, Inc.(d)	8.25%	11/15/2028	101,253
100,000	RAY Financing LLC(e)	6.50%	07/15/2031	120,015
100,000	RAY Financing LLC(d)	6.50%	07/15/2031	120,015
120,000	RHP Hotel Properties LP / RHP Finance Corp.	7.25%	07/15/2028	123,885
145,000	RHP Hotel Properties LP / RHP Finance Corp.(d)	6.50%	04/01/2032	149,181
40,000	RLJ Lodging Trust LP(d)	4.00%	09/15/2029	37,805
55,000	Rocket Cos., Inc.(d)	6.38%	08/01/2033	56,835

See Notes to Financial Statements and Financial Highlights.

Annual Report | September 30, 2025	71

RiverNorth/Oaktree High Income Fund	Schedule of Investments

September 30, 2025

Principal Amount/Description		Rate	Maturity	Value
$75,000	Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc.(d)	4.00%	10/15/2033	$68,551
115,000	Rocket Software, Inc.(d)	9.00%	11/28/2028	118,718
135,000	Royal Caribbean Cruises, Ltd.(d)	6.25%	03/15/2032	139,414
170,000	Sally Holdings LLC / Sally Capital, Inc.	6.75%	03/01/2032	176,959
100,000	SCIL IV LLC / SCIL USA Holdings LLC(d)	5.38%	11/01/2026	100,002
98,000	Sealed Air Corp./Sealed Air Corp US(d)	7.25%	02/15/2031	102,956
141,000	Service Properties Trust(d)	8.63%	11/15/2031	150,231
330,000	Service Properties Trust	8.88%	06/15/2032	332,143
85,000	Sirius XM Radio LLC(d)	5.50%	07/01/2029	85,087
245,000	Sirius XM Radio LLC(d)	4.13%	07/01/2030	229,957
80,000	Six Flags Entertainment Corp.(d)	5.50%	04/15/2027	79,927
95,000	Six Flags Entertainment Corp.(d)	7.25%	05/15/2031	95,100
130,000	Six Flags Entertainment Corp. / Canada's Wonderland Co. / Magnum Management Corp	5.25%	07/15/2029	125,801
235,000	SM Energy Co.(d)	7.00%	08/01/2032	235,353
255,000	Sotera Health Holdings LLC(d)	7.38%	06/01/2031	268,073
145,000	Specialty Building Products Holdings LLC / SBP Finance Corp.(d)	7.75%	10/15/2029	147,427
22,000	Spectrum Brands, Inc.(d)	3.88%	03/15/2031	17,765
255,000	Suburban Propane Partners LP/Suburban Energy Finance Corp.(d)	5.00%	06/01/2031	242,794
145,000	Sunoco LP(d)	7.25%	05/01/2032	152,282
105,000	Sunoco LP(d)	6.25%	07/01/2033	106,950
135,000	TMS International Corp.(d)	6.25%	04/15/2029	131,028
350,000	TransDigm, Inc.(d)	6.38%	05/31/2033	354,810
195,000	TransDigm, Inc.(d)	6.75%	01/31/2034	201,761
95,000	UKG, Inc.(d)	6.88%	02/01/2031	98,096
130,000	Univision Communications, Inc.(d)	8.00%	08/15/2028	134,811
10,000	Univision Communications, Inc.(d)	7.38%	06/30/2030	10,056
140,000	Univision Communications, Inc.(d)	9.38%	08/01/2032	149,311
95,000	US Foods, Inc.(d)	7.25%	01/15/2032	99,578
195,000	USA Compression Partners LP / USA Compression Finance Corp.(d)	7.13%	03/15/2029	201,245
85,000	USA Compression Partners LP / USA Compression Finance Corp.(d)	6.25%	10/01/2033	85,378
135,000	Velocity Vehicle Group LLC(d)	8.00%	06/01/2029	135,481
240,000	Venture Global LNG, Inc.(d)	8.13%	06/01/2028	248,585
110,000	Venture Global LNG, Inc.(d)	9.50%	02/01/2029	121,291
50,000	Venture Global LNG, Inc.(d)	7.00%	01/15/2030	51,774
35,000	Venture Global LNG, Inc.(d)	8.38%	06/01/2031	36,774
30,000	Venture Global Plaquemines LNG LLC(d)	7.50%	05/01/2033	33,169
65,000	Venture Global Plaquemines LNG LLC(d)	7.75%	05/01/2035	73,407
45,000	Venture Global Plaquemines LNG LLC(d)	6.75%	01/15/2036	47,826
40,000	Vistra Operations Co. LLC(d)	7.75%	10/15/2031	42,357

See Notes to Financial Statements and Financial Highlights.

72	(888) 848-7569 | www.rivernorth.com

RiverNorth/Oaktree High Income Fund	Schedule of Investments

September 30, 2025

Principal Amount/Description		Rate	Maturity	Value
$140,000	Vistra Operations Co. LLC(d)	6.88%	04/15/2032	$146,525
75,000	Vital Energy, Inc.(d)	7.88%	04/15/2032	72,857
180,000	Walker & Dunlop, Inc.(d)	6.63%	04/01/2033	184,226
255,000	Wand NewCo 3, Inc.(d)	7.63%	01/30/2032	268,872
380,000	Warnermedia Holdings, Inc.	5.05%	03/15/2042	303,599
160,000	Waste Pro USA, Inc.(d)	7.00%	02/01/2033	166,127
85,000	WBI Operating LLC	6.50%	10/15/2033	85,000
115,000	Weatherford International, Ltd.(d)	6.75%	10/15/2033	115,152
120,000	Weekley Homes LLC / Weekley Finance Corp.(d)	4.88%	09/15/2028	117,604
110,000	WESCO Distribution, Inc.(d)	6.63%	03/15/2032	114,452
180,000	Western Midstream Operating LP	5.50%	08/15/2048	160,404
70,000	Williams Scotsman, Inc.(d)	7.38%	10/01/2031	73,148
225,000	Windsor Holdings III LLC(d)	8.50%	06/15/2030	238,131
135,000	Windstream Services LLC(d)	7.50%	10/15/2033	135,048
145,000	WR Grace Holdings LLC(d)	5.63%	08/15/2029	134,892
70,000	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.(d)	5.13%	10/01/2029	70,310
55,000	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.(d)	7.13%	02/15/2031	59,245
130,000	XPLR Infrastructure LP(d)(h)	0.00%	11/15/2025	129,350
105,000	XPLR Infrastructure Operating Partners LP(d)	7.25%	01/15/2029	107,881
20,000	XPLR Infrastructure Operating Partners LP(d)	8.38%	01/15/2031	20,975
40,000	XPLR Infrastructure Operating Partners LP(d)	8.63%	03/15/2033	41,978
183,109	ZAYO GROUP HOLDI ZAYO 9 1/4 03/09/30	9.25% (0.00%)	03/09/2030	175,556
35,000	ZF North America Capital, Inc.(d)	6.88%	04/14/2028	35,511
35,000	ZF North America Capital, Inc.(d)	7.13%	04/14/2030	34,684
165,000	ZipRecruiter, Inc.(d)	5.00%	01/15/2030	132,983
				38,034,971
TOTAL HIGH YIELD DEBT
(Cost $51,665,779)				53,310,698

BUSINESS DEVELOPMENT COMPANY NOTES - 0.23%
United States - 0.23%
4,239	Golub Capital BDC, Inc.	2.05%	02/15/2027	58,032

See Notes to Financial Statements and Financial Highlights.

Annual Report | September 30, 2025	73

RiverNorth/Oaktree High Income Fund	Schedule of Investments

September 30, 2025

Principal Amount/Description		Rate	Maturity	Value
$3,018	MidCap Financial Investment Corp.	8.00%	12/15/2028	$76,024

TOTAL BUSINESS DEVELOPMENT COMPANY NOTES
(Cost $135,107)				134,056

Shares/Description		Value
WARRANTS - 0.00%(i)
United States - 0.00%(i)
3	BlackRock Income Trust, Inc., Strike Price 0.01, Expires 10/21/2025(b)	–

TOTAL WARRANTS
(Cost $0)		–

SHORT-TERM INVESTMENTS - 3.91%
Money Market Fund - 3.91%
2,258,797	State Street Institutional Treasury Money Market Fund Premier Class (7 Day Yield 4.06%)	2,258,797

TOTAL SHORT-TERM INVESTMENTS
(Cost $2,258,797)		2,258,797

TOTAL INVESTMENTS - 100.10%
(Cost $56,238,315)		$57,859,759
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.10)%		(60,405)
NET ASSETS - 100.00%		$57,799,354

Investment Abbreviations:

CME - Chicago Mercantile Exchange

EURIBOR - Euro Interbank Offered Rate

LLC - Limited Liability Company

LP - Limited Partnership

PLC - Public Limited Company

SOFR - Secured Overnight Financing Rate Data

Rates:

6M CME TERM - 6 Month CME TERM as of September 30, 2025 was 3.85%

1M SOFR - 1 Month SOFR as of September 30, 2025 was 4.31%

3M SOFR - 3 Month SOFR as of September 30, 2025 was 4.35%

3M EUR L - 3 Month EURIBOR as of September 30, 2025 was 2.03%

5Y EUR SWAP - 5 Year Euro ICE Swap Rate as of September 30, 2025 was 2.32%

8Y EUR SWAP - 8 year Euro ICE Swap Rate as of September 30, 2025 was 2.55%

See Notes to Financial Statements and Financial Highlights.

74	(888) 848-7569 | www.rivernorth.com

RiverNorth/Oaktree High Income Fund	Schedule of Investments

September 30, 2025

(a)	The Level 3 assets were a result of unavailable quoted prices from an active market or the unavailability of other significant observable inputs.
(b)	Non-income producing security.
(c)	Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at September 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities have been deemed liquid under procedures approved by the Fund's Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. Total fair value of Rule 144A securities amounts to $39,381,864, which represents approximately 68.14% of net assets as of September 30, 2025.
(e)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, as amended, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, as amended, or pursuant to an exemption from registration. These securities have been deemed liquid under procedures approved by the Fund's Board of Trustees. As of September 30, 2025, the aggregate fair value of those securities was $4,890,735, representing 8.46% of net assets.
(f)	Security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(g)	Pay-in-kind securities. Rate paid in-kind is shown in parenthesis.
(h)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(i)	Less than 0.005%.

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS

Counterparty	Settlement Date	Fund Receiving	U.S. $ Value at September 30, 2025	Fund Delivering	U.S. $ Value at September 30, 2025	Unrealized Appreciation/ (Depreciation)
BANK OF MONTREAL	10/8/2025	GBP	6,725	USD	6,749	$(24)
BANK OF MONTREAL	10/8/2025	USD	9,988,135	EUR	10,060,457	(72,322)
BANK OF MONTREAL	10/8/2025	USD	234,102	EUR	234,896	(794)
BANK OF MONTREAL	10/8/2025	USD	53,015	EUR	52,852	163
BANK OF MONTREAL	10/8/2025	USD	869,381	GBP	871,193	(1,812)
CANADIAN IMPERIAL BANK OF COMMERCE	10/8/2025	USD	164,697	EUR	164,427	270
WELLS FARGO	10/8/2025	USD	7,215	GBP	7,193	22
						$(74,497)

See Notes to Financial Statements and Financial Highlights.

Annual Report | September 30, 2025	75

RiverNorth/DoubleLine Strategic Income Fund

Statement of Assets and Liabilities	September 30, 2025

ASSETS:
Investment in securities:
At cost	$1,233,010,911
At value	$1,144,517,685

Investment in affiliates:
At cost	40,217,749
At value	39,212,424
Cash	281,551
Foreign currency, at value (Cost $544)	587
Interest receivable	8,176,933
Receivable for fund investments sold	4,366,690
Dividends receivable	1,168,895
Receivable for fund shares sold	927,327
Deposit with broker for total return swap contracts	920,000
Deposit with broker for futures contracts	649,199
Variation margin receivable	68,626
Unrealized appreciation on total return swap contracts	32,995
Prepaid expenses and other assets	15,351
Total Assets	1,200,338,263
LIABILITIES:
Payable for fund investments purchased	11,520,036
Payable for fund shares redeemed	624,583
Interest payable on total return swap contracts	2,005
Payable to Adviser	714,031
Payable for fund accounting and administration fees	154,130
Accrued 12b-1 fees - Class R Shares	6,675
Payable for custodian fees	20,208
Payable for audit fees	54,201
Payable to transfer agent	18,057
Loan facility fee payable	60,920
Payable for Compliance fees	85,696
Other accrued expenses	190,365
Total Liabilities	13,450,907
Net Assets	$1,186,887,356
NET ASSETS CONSIST OF:
Paid-in capital	$1,446,916,415
Total distributable earnings/(accumulated deficit)	(260,029,059)
Net Assets	$1,186,887,356

See Notes to Financial Statements and Financial Highlights.

76	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund

Statement of Assets and Liabilities	September 30, 2025

PRICING OF SHARES:
Class I Shares
Net Assets	$1,154,458,790
Shares of common stock outstanding (unlimited number of shares, no par value)	129,832,004
Net Asset Value Per Share, Offering and Redemption Price Per Share	$8.89
Class R Shares
Net Assets	$32,428,566
Shares of common stock outstanding (unlimited number of shares, no par value)	3,638,639
Net Asset Value Per Share, Offering and Redemption Price Per Share	$8.91

See Notes to Financial Statements and Financial Highlights.

Annual Report | September 30, 2025	77

RiverNorth/Oaktree High Income Fund

Statement of Assets and Liabilities	September 30, 2025

ASSETS:
Investment in securities:
At cost	$56,238,315
At value	$57,859,759

Cash	3,791
Foreign currency, at value (Cost $274,211)	274,154
Interest receivable	896,465
Receivable for fund investments sold	401,201
Dividends receivable	27,117
Receivable for fund shares sold	4,565
Unrealized appreciation on forward foreign currency contracts	455
Prepaid expenses and other assets	6,843
Total Assets	59,474,350
LIABILITIES:
Payable for fund investments purchased	1,491,128
Unrealized depreciation on forward foreign currency contracts	74,952
Payable to Adviser	31,417
Payable for fund accounting and administration fees	26,546
Accrued 12b-1 fees - Class R Shares	825
Payable for custodian fees	4,295
Payable for audit fees	26,715
Payable to transfer agent	3,579
Loan facility fee payable	2,969
Payable for Compliance fees	5,401
Other accrued expenses	7,169
Total Liabilities	1,674,996
Net Assets	$57,799,354
NET ASSETS CONSIST OF:
Paid-in capital	$63,357,148
Total distributable earnings/(accumulated deficit)	(5,557,794)
Net Assets	$57,799,354
PRICING OF SHARES:
Class I Shares
Net Assets	$53,826,603
Shares of common stock outstanding (unlimited number of shares, no par value)	6,107,053
Net Asset Value Per Share, Offering and Redemption Price Per Share	$8.81
Class R Shares
Net Assets	$3,972,751
Shares of common stock outstanding (unlimited number of shares, no par value)	451,162
Net Asset Value Per Share, Offering and Redemption Price Per Share	$8.81

See Notes to Financial Statements and Financial Highlights.

78	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund

Statement of Operations	For the Year Ended September 30, 2025

INVESTMENT INCOME:
Dividend income	$14,114,074
Dividend income from affiliated securities	2,739,439
Interest income	47,143,078
Foreign taxes withheld	1,695
Total Investment Income	63,998,286

EXPENSES:
Investment Adviser fee	9,116,889
Accounting and administration fee	1,092,354
Facility loan fees	283,536
Legal expenses	275,456
Transfer agent expenses	148,529
Trustee expenses	138,895
12b-1 fees - Class R Shares	117,707
Compliance expense	107,311
Printing expenses	72,754
Registration expenses	55,864
Custodian expenses	55,280
Audit expenses	42,446
Insurance expenses	20,129
Miscellaneous expenses	84,198
Total expenses	11,611,348
Less fees waived/reimbursed by Investment Adviser:	(216,516)
Net Expenses	11,394,832
Net Investment Income	52,603,454

REALIZED AND UNREALIZED GAIN/(LOSS):
Net realized gain/(loss) on:
Investments	(4,729,881)
Futures Contracts	987,819
Total return swap contracts	3,129
Net realized loss	(3,738,933)
Net change in unrealized appreciation/depreciation on:
Investments	6,464,624
Affiliated Investments	630,368
Futures Contracts	(357,638)
Total return swaps	32,995
Translation of assets and liabilities denominated in foreign currencies	30
Net change in unrealized appreciation/depreciation	6,770,379
Net Realized and Unrealized Gain on Investments	3,031,446
Net Increase in Net Assets Resulting from Operations	$55,634,900

See Notes to Financial Statements and Financial Highlights.

Annual Report | September 30, 2025	79

RiverNorth/Oaktree High Income Fund

Statement of Operations	For the Year Ended September 30, 2025

INVESTMENT INCOME:
Dividend income	$232,510
Interest income	3,625,189
Other income	22,384
Total Investment Income	3,880,083

EXPENSES:
Investment Adviser fee	562,393
Accounting and administration fee	131,045
Transfer agent expenses	41,989
Registration expenses	36,293
Audit expenses	29,577
Compliance expense	22,344
Legal expenses	13,473
Facility loan fees	13,089
Custodian expenses	11,140
12b-1 fees - Class R Shares	10,112
Printing expenses	6,661
Trustee expenses	6,342
Insurance expenses	927
Miscellaneous expenses	15,412
Total expenses	900,797
Less fees waived/reimbursed by Investment Adviser:
Class I Shares	(121,895)
Class R Shares	(9,425)
Net Expenses	769,477
Net Investment Income	3,110,606

REALIZED AND UNREALIZED GAIN/(LOSS):
Net realized gain/(loss) on:
Investments	23,912
Forward foreign currency contracts	(333,557)
Translation of assets and liabilities denominated in foreign currencies	8,457
Net realized loss	(301,188)
Net change in unrealized appreciation/depreciation on:
Investments	674,534
Forward foreign currency contracts	(13,906)
Translation of assets and liabilities denominated in foreign currencies	(1,229)
Net change in unrealized appreciation/depreciation	659,399
Net Realized and Unrealized Gain on Investments, translation of assets and liabilities denominated in foreign currencies and forward foreign currency contracts	358,211
Net Increase in Net Assets Resulting from Operations	$3,468,817

See Notes to Financial Statements and Financial Highlights.

80	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund

Statements of Changes in Net Assets

	For the Year Ended September 30, 2025	For the Year Ended September 30, 2024
NET INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$52,603,454	$54,631,993
Net realized loss	(3,738,933)	(46,370,084)
Net change in unrealized appreciation/depreciation on investments	6,770,379	181,772,327
Net increase in net assets resulting from operations	55,634,900	190,034,236

DISTRIBUTIONS TO SHAREHOLDERS:
Class I shares	(45,899,975)	(50,340,006)
Class R shares	(1,730,437)	(2,244,260)
From tax return of capital
Class I shares	(30,005,206)	(20,751,276)
Class R shares	(1,131,202)	(925,134)
Net decrease in net assets from distributions to shareholders	(78,766,820)	(74,260,676)

CAPITAL SHARE TRANSACTIONS:
Class I Shares
Proceeds from shares sold	243,489,131	409,004,876
Reinvestment of distributions	61,998,466	58,872,004
Cost of shares redeemed	(352,173,568)	(521,923,520)
Net decrease in net assets from capital share transactions	(46,685,971)	(54,046,640)
Class R Shares
Proceeds from shares sold	5,776,733	17,638,577
Reinvestment of distributions	2,703,174	3,027,646
Cost of shares redeemed	(31,769,352)	(28,045,803)
Net decrease in net assets from capital share transactions	(23,289,445)	(7,379,580)
Net Increase/(Decrease) in Net Assets	(93,107,336)	54,347,340

NET ASSETS:
Beginning of year	$1,279,994,692	$1,225,647,352
End of year	$1,186,887,356	$1,279,994,692

See Notes to Financial Statements and Financial Highlights.

Annual Report | September 30, 2025	81

RiverNorth/DoubleLine Strategic Income Fund

Statements of Changes in Net Assets

	For the Year Ended September 30, 2025	For the Year Ended September 30, 2024
OTHER INFORMATION:
Share Transactions:
Class I Shares
Shares sold	27,527,574	47,481,336
Shares issued in reinvestment of distributions	7,018,842	6,776,917
Shares redeemed	(39,848,685)	(60,912,349)
Net decrease from share transactions	(5,302,269)	(6,654,096)

Class R Shares
Shares sold	651,820	2,012,138
Shares issued in reinvestment of distributions	305,376	347,941
Shares redeemed	(3,588,655)	(3,239,310)
Net decrease from share transactions	(2,631,459)	(879,231)

See Notes to Financial Statements and Financial Highlights.

82	(888) 848-7569 | www.rivernorth.com

RiverNorth/Oaktree High Income Fund

Statements of Changes in Net Assets

	For the Year Ended September 30, 2025	For the Year Ended September 30, 2024
NET INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$3,110,606	$3,212,304
Net realized loss	(301,188)	(496,627)
Net change in unrealized appreciation/depreciation	659,399	3,997,197
Net increase in net assets resulting from operations	3,468,817	6,712,874

DISTRIBUTIONS TO SHAREHOLDERS:
Class I Shares	(2,735,824)	(2,698,026)
Class R Shares	(204,080)	(195,771)
From tax return of capital
Class I Shares	(1,059,407)	(734,921)
Class R Shares	(79,027)	(54,197)
Net decrease in net assets from distributions to shareholders	(4,078,338)	(3,682,915)

CAPITAL SHARE TRANSACTIONS:
Class I Shares
Proceeds from shares sold	144,493	1,231,613
Reinvestment of distributions	3,795,164	3,432,207
Cost of shares redeemed	(1,342,645)	(5,170,779)
Net increase/(decrease) in net assets from capital share transactions	2,597,012	(506,959)

Class R Shares
Proceeds from shares sold	470,011	653,125
Reinvestment of distributions	282,127	249,143
Cost of shares redeemed	(749,478)	(705,799)
Net increase in net assets from capital share transactions	2,660	196,469

Net Increase in Net Assets	1,990,151	2,719,469

NET ASSETS:
Beginning of year	$55,809,203	$53,089,734
End of year	$57,799,354	$55,809,203

See Notes to Financial Statements and Financial Highlights.

Annual Report | September 30, 2025	83

RiverNorth/Oaktree High Income Fund

Statements of Changes in Net Assets

	For the Year Ended September 30, 2025	For the Year Ended September 30, 2024
OTHER INFORMATION:
Share Transactions:
Class I Shares
Shares sold	16,370	141,620
Shares issued in reinvestment of distributions	432,219	393,377
Shares redeemed	(152,637)	(592,493)
Net increase/(decrease) from share transactions	295,952	(57,496)

Class R Shares
Shares sold	53,449	74,812
Shares issued in reinvestment of distributions	32,160	28,575
Shares redeemed	(85,437)	(81,561)
Net increase from share transactions	172	21,826

See Notes to Financial Statements and Financial Highlights.

84	(888) 848-7569 | www.rivernorth.com

Intentionally Left Blank

RiverNorth/DoubleLine Strategic Income Fund	Class I

Financial Highlights	For a share outstanding throughout the periods presented

Net asset value - beginning of period
Income/(loss) from investment operations:
Net investment income(a)
Net realized and unrealized gain/(loss) on investments
Total income/(loss) from investment operations

Less distributions:
From net investment income
From tax return of capital
Total distributions
Paid-in capital from redemption fees(a)
Net increase/(decrease) in net asset value
Net asset value - end of period

Total Return(b)

Ratios/Supplemental Data:
Net assets, end of period (in thousands)
Ratios to Average Net Assets (including interest expense):
Ratio of expenses to average net assets excluding fee waivers and reimbursements(c)
Ratio of expenses to average net assets including fee waivers and reimbursements(c)
Ratio of net investment income to average net assets excluding fee waivers and reimbursements(c)
Ratio of net investment income to average net assets including fee waivers and reimbursements(c)
Ratios to Average Net Assets (excluding interest expense):
Ratio of expenses to average net assets excluding fee waivers and reimbursements(c)
Ratio of expenses to average net assets including fee waivers and reimbursements(c)
Ratio of net investment income to average net assets excluding fee waivers and reimbursements(c)
Ratio of net investment income to average net assets including fee waivers and reimbursements(c)
Portfolio turnover rate

See Notes to Financial Statements and Financial Highlights.

86	(888) 848-7569 | www.rivernorth.com

For a share outstanding throughout the periods presented

For the	For the	For the	For the	For the
Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
September 30,	September 30,	September 30,	September 30,	September 30,
2025	2024	2023	2022	2021

$9.05	$8.23	$8.51	$10.52	$10.20

0.38	0.39	0.44	0.21	0.38
0.04	0.96	(0.14)	(1.64)	0.38
0.42	1.35	0.30	(1.43)	0.76

(0.35)	(0.37)	(0.06)	(0.58)	(0.44)
(0.23)	(0.16)	(0.52)	–	–
(0.58)	(0.53)	(0.58)	(0.58)	(0.44)
–	–	–	–	–
(0.16)	0.82	(0.28)	(2.01)	0.32
$8.89	$9.05	$8.23	$8.51	$10.52

4.84%	16.82%	3.50%	(14.04%)	7.52%

$1,154,459	$1,223,115	$1,166,687	$1,267,978	$1,894,398

N/A	N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A

N/A	N/A	N/A	N/A	N/A

N/A	N/A	N/A	N/A	N/A

0.95%	0.95%	0.91%	0.88%	0.87%
0.93%	0.94%	0.90%	0.87%	0.86%

4.32%	4.44%	5.18%	2.10%	3.66%

4.34%	4.45%	5.18%	2.10%	3.66%
50%	84%	68%	104%	100%

See Notes to Financial Statements and Financial Highlights.

Annual Report | September 30, 2025	87

RiverNorth/DoubleLine Strategic Income Fund	Class I

Financial Highlights	For a share outstanding throughout the periods presented

(a)	Based on average shares outstanding during the period.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Schedule of Investments.

See Notes to Financial Statements and Financial Highlights.

88	(888) 848-7569 | www.rivernorth.com

Intentionally Left Blank

RiverNorth/DoubleLine Strategic Income Fund	Class R

Financial Highlights	For a share outstanding throughout the periods presented

Net asset value - beginning of period
Income/(loss) from investment operations:
Net investment income(a)
Net realized and unrealized gain/(loss) on investments
Total income/(loss) from investment operations

Less distributions:
From net investment income
From tax return of capital
Total distributions
Paid-in capital from redemption fees(a)
Net increase/(decrease) in net asset value
Net asset value - end of period

Total Return(b)

Ratios/Supplemental Data:
Net assets, end of period (in thousands)
Ratios to Average Net Assets (including interest expense):
Ratio of expenses to average net assets excluding fee waivers and reimbursements(c)
Ratio of expenses to average net assets including fee waivers and reimbursements(c)
Ratio of net investment income to average net assets excluding fee waivers and reimbursements(c)
Ratio of net investment income to average net assets including fee waivers and reimbursements(c)
Ratios to Average Net Assets (excluding interest expense):
Ratio of expenses to average net assets excluding fee waivers and reimbursements(c)
Ratio of expenses to average net assets including fee waivers and reimbursements(c)
Ratio of net investment income to average net assets excluding fee waivers and reimbursements(c)
Ratio of net investment income to average net assets including fee waivers and reimbursements(c)
Portfolio turnover rate

See Notes to Financial Statements and Financial Highlights.

90	(888) 848-7569 | www.rivernorth.com

For a share outstanding throughout the periods presented

For the	For the	For the	For the	For the
Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
September 30,	September 30,	September 30,	September 30,	September 30,
2025	2024	2023	2022	2021

$9.07	$8.25	$8.53	$10.54	$10.22

0.36	0.36	0.38	0.17	0.36
0.04	0.97	(0.10)	(1.63)	0.37
0.40	1.33	0.28	(1.46)	0.73

(0.34)	(0.36)	(0.06)	(0.55)	(0.41)
(0.22)	(0.15)	(0.50)	–	–
(0.56)	(0.51)	(0.56)	(0.55)	(0.41)
–	–	–	–	–
(0.16)	0.82	(0.28)	(2.01)	0.32
$8.91	$9.07	$8.25	$8.53	$10.54

4.58%	16.50%	3.24%	(14.23%)	7.23%

$32,429	$56,879	$58,961	$70,390	$140,863

N/A	N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A

N/A	N/A	N/A	N/A	N/A

N/A	N/A	N/A	N/A	N/A

1.19%	1.20%	1.17%	1.13%	1.12%
1.17%	1.19%	1.15%	1.12%	1.11%

4.01%	4.14%	4.47%	1.67%	3.41%

4.03%	4.16%	4.47%	1.67%	3.42%
50%	84%	68%	104%	100%

See Notes to Financial Statements and Financial Highlights.

Annual Report | September 30, 2025	91

RiverNorth/DoubleLine Strategic Income Fund	Class R

Financial Highlights	For a share outstanding throughout the periods presented

(a)	Based on average shares outstanding during the period.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Schedule of Investments.

See Notes to Financial Statements and Financial Highlights.

92	(888) 848-7569 | www.rivernorth.com

Intentionally Left Blank

RiverNorth/Oaktree High Income Fund	Class I

Financial Highlights	For a share outstanding throughout the periods presented

Net asset value - beginning of period
Income/(loss) from investment operations:
Net investment income(a)
Net realized and unrealized gain/(loss) on investments
Total income/(loss) from investment operations

Less distributions:
From net investment income
From tax return of capital
Total distributions
Paid-in capital from redemption fees(a)
Net increase/(decrease) in net asset value
Net asset value - end of period

Total Return(b)

Supplemental Data:
Net assets, end of period (in thousands)
Ratios to Average Net Assets (including interest expense)
Ratio of expenses to average net assets excluding fee waivers and reimbursements(c)
Ratio of expenses to average net assets including fee waivers and reimbursements(c)
Ratio of net investment income to average net assets excluding fee waivers and reimbursements(c)
Ratio of net investment income to average net assets including fee waivers and reimbursements(c)
Ratios to Average Net Assets (excluding interest expense)
Ratio of expenses to average net assets excluding fee waivers and reimbursements(c)
Ratio of expenses to average net assets including fee waivers and reimbursements(c)
Ratio of net investment income to average net assets excluding fee waivers and reimbursements(c)
Ratio of net investment income to average net assets including fee waivers and reimbursements(c)
Portfolio turnover rate

See Notes to Financial Statements and Financial Highlights.

94	(888) 848-7569 | www.rivernorth.com

RiverNorth/Oaktree High Income Fund	Class I

Financial Highlights	For a share outstanding throughout the periods presented

For the	For the	For the	For the	For the
Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
September 30, 2025	September 30, 2024	September 30, 2023	September 30, 2022	September 30, 2021

$8.91	$8.43	$8.26	$9.53	$9.09

0.49	0.52	0.50	0.33	0.33
0.05	0.56	0.35	(1.27)	0.44
0.54	1.08	0.85	(0.94)	0.77

(0.46)	(0.47)	(0.66)	(0.33)	(0.33)
(0.18)	(0.13)	(0.02)	–	–
(0.64)	(0.60)	(0.68)	(0.33)	(0.33)
–	–	–	–	–
(0.10)	0.48	0.17	(1.27)	0.44
$8.81	$8.91	$8.43	$8.26	$9.53

6.33%	13.16%	10.59%	(10.03%)	8.55%

$53,827	$51,793	$49,475	$44,223	$41,386

1.58%	1.64%	1.57%	1.62%	1.75%
1.35%	1.35%	1.35%	1.35%	1.35%

5.32%	5.66%	5.72%	3.38%	3.07%

5.55%	5.95%	5.94%	3.65%	3.47%

1.58%	1.64%	1.57%	1.62%	1.75%
1.35%	1.35%	1.35%	1.35%	1.35%

5.32%	5.66%	5.72%	3.38%	3.07%

5.55%	5.95%	5.94%	3.65%	3.47%
67%	57%	75%	57%	72%

See Notes to Financial Statements and Financial Highlights.

Annual Report | September 30, 2025	95

RiverNorth/Oaktree High Income Fund	Class I

Financial Highlights	For a share outstanding throughout the periods presented

(a)	Based on average shares outstanding during the period.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Schedule of Investments.

See Notes to Financial Statements and Financial Highlights.

96	(888) 848-7569 | www.rivernorth.com

Intentionally Left Blank

RiverNorth/Oaktree High Income Fund	Class R

Financial Highlights	For a share outstanding throughout the periods presented

Net asset value - beginning of period
Income/(loss) from investment operations:
Net investment income(a)
Net realized and unrealized gain/(loss) on investments
Total income/(loss) from investment operations

Less distributions:
From net investment income
From tax return of capital
Total distributions
Paid-in capital from redemption fees(a)
Net increase/(decrease) in net asset value
Net asset value - end of period

Total Return(b)

Supplemental Data:
Net assets, end of period (in thousands)
Ratios to Average Net Assets (including interest expense)
Ratio of expenses to average net assets excluding fee waivers and reimbursements(c)
Ratio of expenses to average net assets including fee waivers and reimbursements(c)
Ratio of net investment income to average net assets excluding fee waivers and reimbursements(c)
Ratio of net investment income to average net assets including fee waivers and reimbursements(c)
Ratios to Average Net Assets (excluding interest expense)
Ratio of expenses to average net assets excluding fee waivers and reimbursements(c)
Ratio of expenses to average net assets including fee waivers and reimbursements(c)
Ratio of net investment income to average net assets excluding fee waivers and reimbursements(c)
Ratio of net investment income to average net assets including fee waivers and reimbursements(c)
Portfolio turnover rate

See Notes to Financial Statements and Financial Highlights.

98	(888) 848-7569 | www.rivernorth.com

For a share outstanding throughout the periods presented

For the	For the	For the	For the	For the
Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
September 30, 2025	September 30, 2024	September 30, 2023	September 30, 2022	September 30, 2021

$8.90	$8.42	$8.25	$9.52	$9.08

0.47	0.50	0.48	0.31	0.30
0.06	0.55	0.35	(1.27)	0.45
0.53	1.05	0.83	(0.96)	0.75

(0.45)	(0.45)	(0.64)	(0.31)	(0.31)
(0.17)	(0.12)	(0.02)	–	–
(0.62)	(0.57)	(0.66)	(0.31)	(0.31)
–	–	–	–	–
(0.09)	0.48	0.17	(1.27)	0.44
$8.81	$8.90	$8.42	$8.25	$9.52

6.19%	12.88%	10.33%	(10.27%)	8.31%

$3,973	$4,016	$3,615	$3,845	$4,548

1.83%	1.90%	1.82%	1.88%	2.00%
1.60%	1.60%	1.60%	1.60%	1.60%

5.06%	5.41%	5.46%	3.10%	2.83%

5.29%	5.71%	5.69%	3.37%	3.22%

1.83%	1.90%	1.82%	1.88%	2.00%
1.60%	1.60%	1.60%	1.60%	1.60%

5.06%	5.41%	5.46%	3.10%	2.83%

5.29%	5.71%	5.69%	3.37%	3.22%
67%	57%	75%	57%	72%

(a)	Based on average shares outstanding during the period.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Schedule of Investments.

See Notes to Financial Statements and Financial Highlights.

Annual Report | September 30, 2025	99

RiverNorth Funds	Notes to Financial Statements and Financial Highlights

September 30, 2025

1. ORGANIZATION

The RiverNorth Funds (the “Trust” or “Funds”) was established under the laws of Ohio by an Agreement and Declaration of Trust dated July 18, 2006 (the “Trust Agreement”). The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board” or “Trustees”) to authorize and issue an unlimited number of shares of beneficial interest of a separate series without par value. All classes of shares for each of the Funds have identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes. The Funds are considered investment companies and therefore follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services Investment Companies.

The RiverNorth/DoubleLine Strategic Income Fund (the “Strategic Income Fund”) is a diversified series of the Trust and commenced investment operations on December 30, 2010. The Strategic Income Fund offers two classes of shares, Class I Shares and Class R Shares. The investment adviser to the Strategic Income Fund is RiverNorth Capital Management, LLC (the “Adviser”). The Strategic Income Fund’s sub-adviser is DoubleLine Capital, LP (“DoubleLine”). The investment objective of the Strategic Income Fund is current income and overall total return.

The RiverNorth/Oaktree High Income Fund (the “High Income Fund”) is a diversified series of the Trust and commenced investment operations on December 28, 2012. The High Income Fund offers two classes of shares, Class I Shares and Class R Shares. The investment adviser to the High Income Fund is RiverNorth Capital Management, LLC. The High Income Fund’s sub-adviser is Oaktree Fund Advisors, LLC (“Oaktree Capital,” and with DoubleLine, each a “Sub-Adviser” or collectively, the “Sub-Advisers”). Effective August 10, 2021, as part of an internal corporate reorganization, Oaktree Capital Management, L.P., the Fund’s previous sub-adviser, transferred its sub-advisory agreement with the High Income Fund to Oaktree Capital. The investment objective of the High Income Fund is overall total return consisting of long-term capital appreciation and income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The financial statements and financial highlights are prepared in accordance with GAAP, which requires management to make estimates and assumptions that affect the reported amounts and disclosures, including the disclosure of contingent assets and liabilities, in the financial statements and financial highlights during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements and financial highlights may differ from the value the Funds ultimately realize upon sale of the securities. The financial statements and financial highlights have been prepared as of the close of the New York Stock Exchange (“NYSE” or the "Exchange") on September 30, 2025.

Security Valuation: The Funds’ assets and other financial instruments are recorded at their estimated fair value as described in Note 3.

100	(888) 848-7569 | www.rivernorth.com

RiverNorth Funds	Notes to Financial Statements and Financial Highlights

September 30, 2025

Security Transactions and Related Income: The Funds follow industry practice and record security transactions on the trade date basis. The specific identification method is used for determining gains or losses for financial statements and financial highlights, and income tax purposes. Dividend income is recorded on the ex-dividend date or for certain foreign securities, when the information becomes available to the Funds, and interest income and expenses are recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region. Settlement on bank loans transactions may be in excess of seven business days. Interest only stripped mortgage backed securities ("IO Strips") are securities that receive only interest payments from a pool of mortgage loans. Little to no principal will be received by the Funds upon maturity of an IO Strip. Periodic adjustments are recorded to reduce the cost of the security until maturity, which are included in interest income.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. Eastern Time). The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Foreign Securities: The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Certain foreign countries impose a capital gains tax which is accrued by the Funds based on the unrealized appreciation, if any, on affected securities. Any accrual would reduce a Fund’s net asset value ("NAV"). The tax is paid when the gain is realized and is included in capital gains tax in the Statements of Operations. During the year ended September 30, 2025, no foreign capital gains tax was accrued or paid by the Funds.

Other: The Funds hold certain investments which pay dividends to their shareholders based upon available funds from operations. It is possible for these dividends to exceed the underlying investments’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

Principal Investment Risks: All mutual funds carry a certain amount of risk. For more information on the related risks of investing in the Funds, please refer to the prospectus of each Fund.

Annual Report | September 30, 2025	101

RiverNorth Funds	Notes to Financial Statements and Financial Highlights

September 30, 2025

Share Valuation: The NAV is generally calculated as of the close of trading on the NYSE (normally 4:00 p.m. Eastern Time) every day the Exchange is open. The NAV is calculated by taking the total value of each Fund’s or class’s assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent. The offering price and redemption price per share is equal to the NAV per share.

Expenses: Some expenses of the Trust can be directly attributed to a Fund or a Fund specific share class. Expenses which cannot be directly attributed are apportioned among all Funds and Fund classes in the Trust based on average net assets or another method approved by the Board.

Federal Income Taxes: The Funds make no provision for federal income tax. Each Fund intends to qualify each year as a “regulated investment company” under subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), by distributing substantially all of its taxable income. If the required amount of net investment income is not distributed, the Funds could incur a tax expense.

As of and during the year ended September 30, 2025, the Funds did not have a liability for any unrecognized tax benefits. The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expenses in the Statements of Operations. During the year ended September 30, 2025, the Funds did not incur any interest or penalties.

Distributions to Shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassification will have no effect on net assets, results of operations or net asset values per share of the Funds.

Segment Reporting: In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted disclosures only and did not affect the Funds’ financial position nor the results of their operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by a public entity’s chief operating decision maker (the “CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Funds’ Principal Financial Officer, acting as the Funds’ CODM, has determined that the Funds have each operated as a single segment since inception. The CODM monitors the operating results of each Fund, as a whole, and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of the related Prospectus, based on the defined investment objectives and strategies that are executed by each Fund’s portfolio management team. The financial information, in the form of each Fund’s holdings, total returns, expense ratios, and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) are used by the CODM to assess each Fund’s performance versus its benchmark and to make resource allocation decisions for each Fund’s segment, which is consistent with that presented within the Funds’ financial statements. Segment assets are reflected on each Fund’s Statement of Assets and Liabilities as “Total Assets” and significant segment expenses are listed on the Statement of Operations.

102	(888) 848-7569 | www.rivernorth.com

RiverNorth Funds	Notes to Financial Statements and Financial Highlights

September 30, 2025

3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

The Funds value their investments at fair value. Fair value is defined as the price that a Fund might reasonably expect to receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. For example, the risk inherent in a particular valuation technique used to measure fair value including using such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

●	Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

●	Level 3 – Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Annual Report | September 30, 2025	103

RiverNorth Funds	Notes to Financial Statements and Financial Highlights

September 30, 2025

Effective September 8, 2022, and pursuant to the requirements of Rule 2a-5 under the 1940 Act, the Board approved updated valuation procedures for the Funds and designated the Adviser as the Funds’ valuation designee to make all fair valuation determinations with respect to the Funds’ portfolio investments, subject to the Board's oversight.

Equity securities, including common stocks, warrants, closed-end funds, exchange traded funds, preferred stocks, and business development companies, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Funds will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Futures contracts are normally valued at the final settlement price or official closing price provided by independent pricing services. These securities will be categorized as Level 1 securities.

Investments in mutual funds, including short-term investments and open-end funds, are generally priced at the ending NAV provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Domestic and foreign fixed income securities, including foreign and U.S. corporate bonds, U.S. government bonds and notes, foreign government bonds and notes, supranationals and foreign agencies, non-agency collateralized mortgage obligations, U.S. government/agency mortgage backed securities, business development companies-preferred shares and notes, bank loans, collateralized loan obligations, equity-linked notes, mortgage-backed securities, and high yield debt, as well as non-exchange traded derivatives, including forward foreign currency contracts and total return swaps, are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services. Total Return swaps are valued based on a formula of the underlying asset’s nightly value, the Overnight Bank Funding Rate (“OBFR”) and an annual fee or various agreed upon inputs. Foreign currency positions, including forward foreign currency contracts, are priced at the mean between the closing bid and asked prices at 4:00 p.m. Eastern Time. Prices obtained from independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Data used to establish quotes includes analysis of cash flows, pre-payment speeds, default rates, delinquency assumptions and assumptions regarding collateral and loss assumptions. These securities will be classified as Level 2 securities.

104	(888) 848-7569 | www.rivernorth.com

RiverNorth Funds	Notes to Financial Statements and Financial Highlights

September 30, 2025

Short-term investments in fixed income securities, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Funds’ good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) discounted cash flow models; (iii) weighted average cost or weighted average price; (iv) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (v) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

Good faith pricing may also be used in instances when the bonds in which the Funds invest default or otherwise cease to have market quotations readily available. Investments in foreign securities, junk bonds, or other thinly traded securities are more likely to trigger good faith pricing than other securities.

Annual Report | September 30, 2025	105

RiverNorth Funds	Notes to Financial Statements and Financial Highlights

September 30, 2025

The following is a summary of the inputs used at September 30, 2025 in valuing the Funds’ assets and liabilities:

Strategic Income Fund

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3		Total
Closed-End Funds	$97,820,557	$–	$–		$97,820,557
Closed-End Funds - Preferred Shares	7,237,795	–	–		7,237,795
Business Development Companies	–	8,943,240	–		8,943,240
Business Development Companies - Preferred Shares	8,736,000	3,949,402	–		12,685,402
Common Stocks	32,268,630	566	–	***	32,269,196
Open-End Funds	39,212,424	–	–		39,212,424
Preferred Stocks	536,331	–	–		536,331
Business Development Company Notes	–	2,217,093	–		2,217,093
Foreign Corporate Bonds	–	28,011,210	–		28,011,210
U.S. Corporate Bonds	–	154,381,542	–		154,381,542
Foreign Government Bonds and Notes, Supranationals and Foreign Agencies	–	1,341,862	–		1,341,862
Bank Loans	–	19,795,754	–		19,795,754
Collateralized Loan Obligations	–	50,770,345	–		50,770,345
Equity - Linked Notes	–	–	–	***	–
Non-Agency Collateralized Mortgage Obligations	–	203,684,038	–		203,684,038
U.S. Government Bonds and Notes	–	85,511,634	–		85,511,634
Rights	–	–	–		–
Mortgage-Backed Securities	–	62,096,828	–		62,096,828
U.S. Government / Agency Mortgage Backed Securities	–	287,533,008	–		287,533,008
Warrants	–	–	–	***	–
Short-Term Investments	89,681,850	–	–		89,681,850
Total	$275,493,587	$908,236,522	$–		$1,183,730,109

	Valuation Inputs
Other Financial Instruments**	Level 1	Level 2	Level 3	Total
Assets
Total Return Swaps	$–	$32,995	$–	$32,995
Future Contracts	13,231	–	–	13,231
Liabilities
Future Contract	$(378,324)	$–	$–	$(378,324)
Total	$(365,093)	$32,995	$–	$(332,098)

High Income Fund

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Business Development Companies	$56,525	$–	$–	$56,525
Business Development Company Notes	134,056	–	–	134,056
Closed-End Funds	804,022	–	–	804,022
Common Stocks	558,180	–	104,803	662,983
Bank Loans	–	632,678	–	632,678
High Yield Debt	–	53,310,698	–	53,310,698
Warrants	0	–	–	0
Short-Term Investments	2,258,797	–	–	2,258,797
Total	$3,811,580	$53,943,376	$104,803	$57,859,759

106	(888) 848-7569 | www.rivernorth.com

RiverNorth Funds	Notes to Financial Statements and Financial Highlights

September 30, 2025

	Valuation Inputs
Other Financial Instruments**	Level 1	Level 2	Level 3	Total
Assets
Forward Foreign Currency Contracts	$–	$455	$–	$455
Liabilities
Forward Foreign Currency Contracts	$–	$(74,952)	$–	$(74,952)
Total	$–	$(74,497)	$–	$(74,497)

*	Refer to each Fund’s Schedule of Investments for a listing of securities by type.
**	Other financial instruments are derivative instruments reflected in the Summary of Investments. Futures and swap contracts are reported at their unrealized appreciation/depreciation.
***	Level 3 security has no value.

The changes of the fair value of investments for which the Funds have used Level 3 inputs to determine the fair value are as follows:

Asset Type	Balance as of September 30, 2024	Accrued Discount/ premium	Return of Capital	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ Depreciation	Purchases	Sales Proceeds	Transfer into Level 3	Transfer Out of Level 3	Balance as of September 30, 2025	Net change in unrealized appreciation/ (depreciation) included in the Statements of Operations attributable to Level 3 investments held at September 30, 2025
High Income Fund
Common Stocks	$88,812	$–	$–	$–	$15,991	$–	$–	$–	$–	$104,803	$15,991
	$88,812	$–	$–	$–	$15,991	$–	$–	$–	$–	$104,803	$15,991

Annual Report | September 30, 2025	107

RiverNorth Funds	Notes to Financial Statements and Financial Highlights

September 30, 2025

The table below provides additional information about the Level 3 Fair Value Measurements as of September 30, 2025:

Quantitative Information about Level 3 Fair Value Measurements

High Income Fund

Asset Class	Fair Value (USD)	Valuation Technique	Unobservable Inputs(a)	Value/Range (Weighted Average)
Common Stocks	$104,803	Market Comparable Companies	EBITDA Multiple	3.50x-4.00x (3.75x)

(a)	A change to the unobservable input may result in a significant change to the value of the investment as follows:

Unobservable Inputs	Impact to Value if Input Increases	Impact to Value if Input Decreases
EBITDA Multiple	Increase	Decrease

4. DERIVATIVE FINANCIAL INSTRUMENTS

The following discloses the Funds’ use of derivative instruments. The Funds’ investment objectives not only permit the Funds to purchase investment securities; they also allow the Funds to enter into various types of derivative contracts such as futures, total return swap contracts and forward foreign currency contracts. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Market Risk Factors: In pursuit of their investment objectives, the Funds may seek to use derivatives to increase or decrease their exposure to the following market risk factors:

Foreign Exchange Rate Risk: Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the value of the foreign currency denominated security will increase as the dollar depreciates against the currency.

Risk of Investing in Derivatives

The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

108	(888) 848-7569 | www.rivernorth.com

RiverNorth Funds	Notes to Financial Statements and Financial Highlights

September 30, 2025

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

In the ordinary course of business, the Funds may enter into transactions subject to enforceable International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. The use of derivatives is also subject to operational and legal risks. Operational risks generally refer to risks related to potential operational issues, including documentation issues, settlement issues, system failures, inadequate controls, and human error. Legal risks generally refer to risks of loss resulting from insufficient documentation, insufficient capacity or authority of counterparty, or legality or enforceability of a contract.

Futures

The Funds may invest in futures contracts in accordance with their investment objectives. The Funds may do so for a variety of reasons including for cash management, hedging or non-hedging purposes in an attempt to achieve the Funds’ investment objective. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Futures transactions may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in a fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. There can be no assurance that a liquid market will exist at a time when a fund seeks to close out a futures contract or a futures option position. Lack of a liquid market for any reason may prevent a fund from liquidating an unfavorable position, and the fund would remain obligated to meet margin requirements until the position is closed. In addition, a fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of their contracts. With exchange-traded futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. The Funds are party to certain enforceable master netting arrangements, which provide for the right of offset under certain circumstances, such as the event of default.

Annual Report | September 30, 2025	109

RiverNorth Funds	Notes to Financial Statements and Financial Highlights

September 30, 2025

When a purchase or sale of a futures contract is made by a fund, the fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of liquid assets (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to the Funds upon termination of the contract, assuming all contractual obligations have been satisfied. These amounts are included in Deposits with broker for futures contracts on the Statement of Assets and Liabilities. Each day the Funds may pay or receive cash, called “variation margin,” equal to the daily change in value of the futures contract. Such payments or receipts are recorded for financial statement purposes as unrealized gains or losses by the Funds. Variation margin does not represent a borrowing or loan by the Funds but instead is a settlement between the Funds and the broker of the amount one would owe the other if the futures contract expired. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Total Return Swaps

Certain Funds may enter into total return swaps. During the year ended September 30, 2025, the Strategic Income Fund invested in a total return swap. Total return swaps are agreements that provide the Strategic Income Fund with a return based on the performance of an underlying asset, in exchange for fee payments to a counterparty based on a specific rate. The difference in the value of these income streams is recorded daily by the Strategic Income Fund, and is settled in cash periodically. The fee paid by the Strategic Income Fund will typically be determined by multiplying the face value of the swap agreement by an agreed upon interest rate. Generally, the basis of the total return swap is the unamortized premium received or paid. The periodic swap payments received or made by the Strategic Income Fund is recorded in the Statement of Operations as realized gains or losses, respectively. When the swap is terminated, the Strategic Income Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Strategic Income Fund’s basis in the contract, if any. In addition, if the reference asset declines in value over the term of the swap, the Strategic Income Fund would also be required to pay the dollar value of that decline to the counterparty. Total return swaps could result in losses if the reference asset does not perform as anticipated by the Adviser. The Strategic Income Fund may use its own net asset value as the underlying asset in a total return swap. This strategy serves to reduce cash drag (the impact of cash on the Strategic Income Fund’s overall return) by replacing it with the impact of market exposure based upon the Strategic Income Fund’s own investment holdings. The Strategic Income Fund records fluctuations in the value of open swap contracts on a daily basis as unrealized gains or losses. Net amounts received or paid on the swap contracts are recorded as realized gains or losses. The Strategic Income Fund values the total return swaps in which it enters based on a formula of the underlying asset’s nightly value, the OBFR and an annual fee or various agreed upon inputs. These securities will be categorized as Level 2 securities.

At September 30, 2025, the Strategic Income Fund’s receivable for the open swap agreement was $32,995.

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RiverNorth Funds	Notes to Financial Statements and Financial Highlights

September 30, 2025

Forward Foreign Currency Contracts

The Funds may engage in currency transactions with counterparties to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value, to gain or reduce exposure to certain currencies, or to generate income or gains. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. During the year ended September 30, 2025, the High Income Fund engaged in forward foreign currency contracts. The contracts are marked-to-market daily and the change in value is recorded by the High Income Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the High Income Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The High Income Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

The effect of derivatives instruments on each Fund's Statement of Assets and Liabilities as of September 30, 2025:

	Asset Derivatives
	Statement of Assets
	and Liabilities
Risk Exposure	Location	Fair Value
RiverNorth/DoubleLine Strategic Income Fund
Interest rate risk (Futures contracts)*	Variation margin receivable	$13,231
Equity risk (Total return swap contracts)	Unrealized appreciation on total return swap contracts	$32,995

RiverNorth/Oaktree High Income Fund
Foreign exchange rate risk (Forward foreign currency contracts)	Unrealized appreciation on forward foreign currency contracts	$455

Annual Report | September 30, 2025	111

RiverNorth Funds	Notes to Financial Statements and Financial Highlights

September 30, 2025

	Liabilities Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value
RiverNorth/DoubleLine Strategic Income Fund
Interest rate risk (Futures contracts)*	Variation margin receivable	$(378,324)

RiverNorth/Oaktree High Income Fund

Foreign exchange rate risk (Forward foreign currency contracts)	Unrealized depreciation on forward foreign currency contracts	$(74,952)

*	Fair Value represents the cumulative unrealized appreciation (depreciation) on open futures contracts as reported in the Fund’s Schedule of Investments. Only the variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as variation margin receivable.

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RiverNorth Funds	Notes to Financial Statements and Financial Highlights

September 30, 2025

The effect of derivatives instruments on each Fund's Statement of Operations for the year ended September 30, 2025:

			Change in
		Realized	Unrealized
		Gain/(Loss)	Gain/(Loss)
		on Derivatives	on Derivatives
		Recognized	Recognized
Risk Exposure	Statement of Operations Location	in Income	in Income
RiverNorth/DoubleLine Strategic Income Fund
Interest rate risk (Future contracts)	Net realized gain/(loss) on Futures Contracts/Net change in unrealized appreciation/depreciation on Futures Contracts	$987,819	$(357,638)
Equity risk (Total return swap contracts)	Net realized gain/(loss) on Total return swap contracts/Net change in unrealized appreciation/(depreciation) on Total return swap contracts	$3,129	$32,995
Total		$990,948	$(324,643)

RiverNorth/Oaktree High Income Fund
Foreign exchange rate risk (Forward foreign currency contracts)	Net realized gain/(loss) on Forward Foreign Currency Contracts/Net change in unrealized appreciation/depreciation on Forward Foreign Currency Contracts	$(333,557)	$(13,906)
Total		$(333,557)	$(13,906)

The derivative financial instruments’ average monthly notional amount during the year ended September 30, 2025, is noted below.

			Average		Average
			Monthly	Average Long	Short
	Average	Average	Notional	Monthly	Monthly
	Monthly	Monthly	Amount of	Notional	Notional
	Notional	Notional of	Forward	Amount of	Amount of
	Amount of	Futures	Foreign	Total Return	Total Return
	Futures	Contracts	Currency	Swap	Swap
Fund	Contracts	Sold	Contracts	Contracts	Contracts
High Income Fund	$–	$–	$8,353,266	$–	$–
Strategic Income Fund	$23,413,872	$10,238,826	$–	$1,139,287	$(1,123,833)

Offsetting Arrangements: Certain derivative contracts are executed under standardized netting agreements. A derivative netting arrangement creates an enforceable right of set-off that becomes effective, and affects the realization of settlement on individual assets, liabilities and collateral amounts, only following a specified event of default or early termination. Default events may include the failure to make payments or deliver securities timely, material adverse changes in financial condition or insolvency, the breach of minimum regulatory capital requirements, or loss of license, charter or other legal authorization necessary to perform under the contract. These agreements mitigate counterparty credit risk by providing for a single net settlement with a counterparty of all financial transactions covered by the agreement in an event of default as defined under such agreement.

Annual Report | September 30, 2025	113

RiverNorth Funds	Notes to Financial Statements and Financial Highlights

September 30, 2025

The following table presents derivative financial instruments that are subject to enforceable netting arrangements, collateral arrangements or other similar agreements as of September 30, 2025.

Offsetting of Derivatives Asset

				Gross Amounts Not Offset in the Statements of Assets and Liabilities
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset(a)	Cash Collateral Received(a)	Net Amount
Strategic Income Fund
Total Return Swap Contracts	$32,995	$–	$32,995	$–	$–	$32,995
Total	$32,995	$–	$32,995	$–	$–	$32,995
High Income Fund
Forward Foreign Currency Contracts	$455	$–	$455	$(455)	$–	$–
Total	$455	$–	$455	$(455)	$–	$–

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RiverNorth Funds	Notes to Financial Statements and Financial Highlights

September 30, 2025

Offsetting of Derivatives Liability

				Gross Amounts Not Offset in the Statements of Assets and Liabilities
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset(a)	Cash Collateral Received(a)	Net Amount
High Income Fund
Forward Foreign Currency Contracts	$74,952	$–	$74,952	$(455)	$–	$74,497
Total	$74,952	$–	$74,952	$(455)	$–	$74,497

(a)	These amounts are limited to the derivatives asset/liability balance and, accordingly, do not include excess collateral received/pledged.

5. LOAN PARTICIPATIONS AND ASSIGNMENTS

The Strategic Income Fund and High Income Fund may each invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Strategic Income Fund and High Income Fund will normally invest in corporate debt issuers in North America and Europe. The Strategic Income Fund’s and High Income Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Strategic Income Fund and High Income Fund may each invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Strategic Income Fund and High Income Fund will generally purchase assignments of these loans, in which case they will typically become lenders for purposes of the relevant loan agreement with direct contractual rights against the borrower, including the right to receive payments of principal and interest. When purchasing participation interests in a loan, the Strategic Income Fund and High Income Fund generally have no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Strategic Income Fund and High Income Fund may each be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. The Strategic Income Fund and High Income Fund may each enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation, the Strategic Income Fund and High Income Fund have the right to receive payments of principal, interest and any fees to which they are entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Strategic Income Fund and High Income Fund may each receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Strategic Income Fund and High Income Fund may each receive a penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations.

Annual Report | September 30, 2025	115

RiverNorth Funds	Notes to Financial Statements and Financial Highlights

September 30, 2025

As of September 30, 2025, the Funds had the following unfunded loan commitments outstanding, as detailed below:

Fund	Borrower	Amount
Rivernorth/Doubleline Strategic Income Fund	First Eagle Holdings, Inc.	$28,838
Rivernorth/Doubleline Strategic Income Fund	Pinnacle Buyer	9,653
Rivernorth/Doubleline Strategic Income Fund	Savor Acquisition, Inc.	9,646
Rivernorth/Doubleline Strategic Income Fund	Signia Aerospace LLC	12,385
		$60,522

The Funds may commit to an investment that has yet to fund because the applicable deal has not closed. Additionally, the Adviser or its affiliates may commit to an investment that it intends to allocate to the Funds for which certain terms are not yet finalized at the time of the commitment and as such the Fund’s allocation may change prior to the date of funding. In this regard, a Fund may have to fund additional commitments in the future that it is currently not obligated to fund. Such investments are not included in the unfunded commitments outstanding table above.

6. ADVISORY FEES, TRUSTEE FEES AND OTHER AGREEMENTS

The Adviser serves as the investment adviser to the Funds. Under the terms of the management agreement (the “Agreement”), the Adviser, subject to the supervision of the Board, provides or arranges to be provided to the Funds such investment advice as it deems advisable and will furnish or arrange to be furnished a continuous investment program for the Funds consistent with the Funds’ investment objectives and policies. As compensation for its management services, the Funds are obligated to pay the Adviser a fee computed and accrued daily and paid monthly in arrears at an annual rate of the average daily net assets of the Funds.

The following table reflects the Funds’ contractual management fee rates (expressed as an annual rate).

Fund	Contractual Management Fee
Strategic Income Fund	0.75%
High Income Fund	1.00%

For the year ended September 30, 2025, the Adviser earned fees of $9,116,889, and $562,393, for the Strategic Income Fund and the High Income Fund, respectively. Of those advisor fees, $714,031, and $31,417 remained payable for the Strategic Income Fund and the High Income Fund, respectively, as of September 30, 2025. The Adviser has contractually agreed to waive the High Income Fund’s management fees and/or reimburse expenses (excluding brokerage fees and commissions; borrowing costs such as (a) interest and (b) dividends on securities sold short; taxes; indirect expenses incurred by the underlying funds in which the Fund invests; and extraordinary expenses) of the High Income Fund until at least January 31, 2026 in order to maintain the Total Annual Fund Operating Expenses After Fee Deferral and/or Reimbursement at 1.60% and 1.35% for the Class R shares and Class I shares, respectively. This agreement may be terminated by the Board on 60 days’ written notice to the Adviser. Any waiver or reimbursement is subject to repayment by the High Income Fund within three years following the fiscal year in which the expenses occurred if the Fund is able to make the repayment without exceeding its current expense limitation and the repayment is approved by the Board. The recoupment period is limited to three years from the time the expenses were waived or incurred, and such recoupment is limited to the lesser of (i) the expense cap in effect at the time of the waiver, and (ii) the expense cap in effect at the time of recapture.

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RiverNorth Funds	Notes to Financial Statements and Financial Highlights

September 30, 2025

For the year ended September 30, 2025, reimbursed expenses for the High Income Fund subject to potential recovery by year of expiration are as follows:

	Expiring September 30,
	2026	2027	2028
High Income Fund
Class I	$109,573	$147,345	$121,895
Class R	$8,271	$11,201	$9,425
Total	$117,844	$158,546	$131,320

The Adviser has contractually agreed to waive fees and/or reimburse certain expenses in an amount equal to the sum of any acquired fund fees and expenses, if any, incurred by the Strategic Income Fund that are attributable to the Strategic Income Fund’s investment in acquired funds managed by the Adviser or an investment adviser controlling, controlled by, or under common control with the Adviser until at least January 31, 2026. This contractual agreement will continue automatically for successive annual periods unless terminated by the Fund's Board of Trustees on 60 days' written notice to the Adviser.

For the year ended September 30, 2025, the Adviser waived $216,516 in affiliated management fees attributable to the Strategic Income Fund related to the Fund's investment in an affiliated fund, the High Income Fund. The waived fees are not subject to recoupment by the Adviser.

DoubleLine is the investment sub-adviser to the Strategic Income Fund. Oaktree Capital is the investment sub-adviser to the High Income Fund. Under the terms of the sub-advisory agreements, the Sub-Advisers, subject to the supervision of the Adviser and the Board of Trustees, provide to the Strategic Income Fund and the High Income Fund such investment advice as deemed advisable and will furnish a continuous investment program for the portion of assets managed in the respective Fund consistent with the respective Fund's investment objective and policies. As compensation for its sub-advisory services, the Adviser, out of its own fee, is obligated to pay each Sub-Adviser a fee computed and accrued daily and paid monthly in arrears based on an annual rate of the average daily net assets of the Strategic Income Fund and the High Income Fund.

ALPS Fund Services, Inc. (“ALPS”) provides the Funds with fund administration and fund accounting services. ALPS also serves as transfer agent, dividend paying and shareholder servicing agent for the Funds (“Transfer Agent”). ALPS receives an annual fee based on the Funds' average daily net assets, subject to certain minimums.

Annual Report | September 30, 2025	117

RiverNorth Funds	Notes to Financial Statements and Financial Highlights

September 30, 2025

State Street Bank & Trust, Co. serves as the Funds’ custodian.

The Funds have adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). The Plan permits the Funds to pay the Adviser for distribution and promotion expenses related to marketing shares of the Funds. The amount payable annually by the Class R Shares of the Strategic Income Fund, and the Class R Shares of the High Income Fund is 0.25% of the average daily net assets. The expenses of the Funds’ Plan are reflected as 12b-1 fees in the Statements of Operations.

The Funds have entered into a Distribution Agreement with ALPS Distributors, Inc., an affiliate of ALPS, to provide distribution services to the Funds. The Distributor serves as underwriter/distributor of shares of the Funds.

Trustees who are “interested persons” of the Trust receive no salary or fees from the Trust. Each Trustee who is not an “interested person” receives a fee of $28,000 per year, plus $2,000 per meeting and $1,500 per special meeting attended from the Trust. In addition, the lead Independent Director receives $1,333 annually, the Chair of the Audit Committee receives $1,111 annually and the Chair of the Nominating and Corporate Governance Committee receives $667 annually. The Trust reimburses each Trustee and Officer for his or her travel and other expenses relating to attendance at such meetings.

A Trustee and certain Officers of the Trust are also employees of the Adviser, the Distributor or ALPS.

The Trust's officers receive no compensation directly from the Trust for performing the duties of their offices. The Trust's Chief Compliance Officer ("CCO") provides compliance services to the Trust and is also an employee and CCO of the Adviser. The CCO receives compensation directly from the Adviser for his compliance services. The Trust reimburses the Adviser for certain compliance costs related to the Funds, inclusive of a portion of the CCO's compensation. The expenses of the CCO are reflected as Compliance expenses in the Statements of Operations.

7. TAX BASIS INFORMATION

Tax Basis of Distributions to Shareholders: The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain were recorded by a Fund.

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RiverNorth Funds	Notes to Financial Statements and Financial Highlights

September 30, 2025

The tax character of distributions paid by the Funds during the fiscal year ended September 30, 2025, was as follows:

			Distributions
			paid from
	Ordinary	Tax-Exempt	Long-Term	Return of
	Income	Income	Capital Gain	Capital	Total
Strategic Income Fund	$47,630,412	$–	$–	$31,136,408	$78,766,820
High Income Fund	2,939,904	–	–	1,138,434	4,078,338

The tax character of distributions paid by the Funds during the fiscal year ended September 30, 2024, was as follows:

			Distributions
			paid from
	Ordinary	Tax-Exempt	Long-Term	Return of
	Income	Income	Capital Gain	Capital	Total
Strategic Income Fund	$52,584,266	$–	$–	$21,676,410	$74,260,676
High Income Fund	2,893,797	–	–	789,118	3,682,915

Components of Distributable Earnings / (Accumulated Deficit) on a Tax Basis: The tax components of distributable earnings / (accumulated deficit) are determined in accordance with income tax regulations which may differ from the composition of net assets reported under GAAP. Accordingly, for the year ended September 30, 2025, certain differences were reclassified. The amounts reclassified did not affect net assets. The reclassifications were as follows:

		Total Distributable
		Earnings/(Accumulated
	Paid-in Capital	Deficit)
Strategic Income Fund	$(2,666,906)	$2,666,906
High Income Fund	(22,591)	22,591

At September 30, 2025, the components of distributable earnings / (accumulated deficit) on a tax basis for the Funds were as follows:

				Other
	Undistributed	Accumulated	Net Unrealized	Cumulative
	Ordinary	Capital and	Appreciation/	Effect of Timing
	Income	Other Losses	(Depreciation)	Differences	Total
Strategic Income Fund	$–	$(190,210,535)	$(69,818,524)	$–	$(260,029,059)
High Income Fund	–	(6,828,588)	1,615,677	(344,883)	(5,557,794)

Capital Losses: As of September 30, 2025, the following Funds had capital loss carryforwards which may reduce the applicable Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus may reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax pursuant to the Code. The capital loss carryforwards may be carried forward indefinitely.

Annual Report | September 30, 2025	119

RiverNorth Funds	Notes to Financial Statements and Financial Highlights

September 30, 2025

Capital losses carried forward were as follows:

	Non-Expiring Short-	Non-Expiring Long-
Fund	Term	Term
Strategic Income Fund	$49,841,846	$140,368,689
High Income Fund	923,437	5,905,151

Unrealized Appreciation and Depreciation on Investments: The amount of net unrealized appreciation/(depreciation) and the cost of investment securities for tax purposes, including short-term securities at September 30, 2025, were as follows:

	Gross	Gross	Net
	Appreciation	Depreciation	Appreciation		Cost of
	(excess of	(excess of tax	on Foreign	Net Unrealized	Investments for
	value over	cost over	Currency and	Appreciation/	Income Tax
Fund	tax)	value)	Derivatives	(Depreciation)	Purposes
Strategic Income Fund*	$58,472,767	$(128,291,334)	$43	$(69,818,524)	$1,253,548,676
High Income Fund*	2,213,884	(599,742)	1,535	1,615,677	56,245,617

*	The difference between book and tax basis unrealized appreciation/(depreciation) for the Funds is attributable primarily to wash sales, forward contract mark to market, tax treatment of premium amortization, the tax treatment of interest only securities, and tax treatment of certain other investments.

The High Income Fund elects to defer to the period ending September 30, 2026, late year ordinary losses in the amount of $344,883.

8. INVESTMENT TRANSACTIONS

Investment transactions for the year ended September 30, 2025, excluding U.S. government obligations and short-term investments, were as follows:

	Purchases of	Proceeds from
Fund	Securities	Sales of Securities
Strategic Income Fund	$499,495,657	$488,261,514
High Income Fund	37,715,501	34,575,174

Investment Transactions in long term U.S. Government Obligations for the year ended September 30, 2025 were as follows:

	Purchases of Securities	Proceeds from Sales of Securities
Strategic Income Fund	$68,863,805	$171,764,013

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RiverNorth Funds	Notes to Financial Statements and Financial Highlights

September 30, 2025

9. INVESTMENTS IN AFFILIATED COMPANIES

The Funds may invest in certain securities that are considered securities issued by affiliated companies. As defined by the 1940 Act, an affiliated person, including an affiliated company, is one in which a Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The purchases, sales, dividend income, capital gains, shares and value of investment in affiliated companies for the year ended September 30, 2025 were as follows:

Strategic Income Fund

								Share
	Market						Market	Balance
	Value as			Change in			Value as of	as of
	of October			Unrealized	Return of	Realized	September	September
Security Name	1, 2024	Purchases	Sales	Gain (Loss)	Capital	Gain/Loss	30, 2025	30, 2025	Dividends
RiverNorth/Oaktree High Income Fund	$36,877,835	$2,739,439	$–	$630,368	$(1,035,218)	$–	$39,212,424	4,449,435	$2,739,439
				$630,368	$(1,035,218)	$–	$39,212,424	4,449,435	$2,739,439

10. REVOLVING LINE OF CREDIT

On April 8, 2014, the Funds entered into a $100,000,000 committed, unsecured Revolving Credit Agreement with State Street Bank & Trust, Co. The Revolving Credit Agreement was most recently amended on March 25, 2025. The Revolving Credit Agreement expires on March 24, 2026. Borrowings under this arrangement bear interest at the higher of the Federal Funds Rate and the Overnight Bank Funding Rate in effect on the day the loan is made plus 1.25%, which was 5.34% at September 30, 2025. For the year ended September 30, 2025, the Funds paid a facility fee on unloaned balances equal to the product of $100,000,000 less the principal amount of loans outstanding and 0.25%.

For the year ended September 30, 2025, the Funds had no borrowings under the Revolving Credit Agreement.

11. BENEFICIAL OWNERSHIP

On September 30, 2025, there were an unlimited number of no par value shares of beneficial interest authorized for each Fund. Transactions in shares of beneficial interest are shown in the Statements of Changes in Net Assets.

Annual Report | September 30, 2025	121

RiverNorth Funds	Notes to Financial Statements and Financial Highlights

September 30, 2025

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. Beneficial owners owning more than 25% of the voting securities for the benefit of their customers of each class of each Fund, as of September 30, 2025, are listed below:

Fund	Shareholder Name	Percentage Interest
Strategic Income Fund – Class I	Charles Schwab & Company, Inc.	47.59%
Strategic Income Fund – Class R	Charles Schwab & Company, Inc.	54.84%
High Income Fund – Class I	RiverNorth/DoubleLine Strategic Income Fund	72.87%
High Income Fund – Class R	Charles Schwab & Company, Inc.	89.09%

12. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

13. SUBSEQUENT EVENTS

The Trust has performed an evaluation of subsequent events through the date the financial statements and financial highlights were issued and has determined that no additional items require recognition or disclosure, other than the item noted below.

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RiverNorth Funds	Report of Independent Registered Public Accounting Firm

September 30, 2025

To the Shareholders and Board of Trustees of RiverNorth Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of RiverNorth Funds, comprising RiverNorth/DoubleLine Strategic Income Fund and RiverNorth/Oaktree High Income Fund (the “Funds”) as of September 30, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2025, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025, by correspondence with the custodian, agent banks, and brokers; when replies were not received from agent banks or brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of RiverNorth Capital Management, LLC’s investment companies since 2006.

COHEN & COMPANY, LTD.
Cleveland, Ohio
November 25, 2025

Annual Report | September 30, 2025	123

RiverNorth Funds	Additional Information

September 30, 2025 (Unaudited)

PROXY VOTING GUIDELINES

A description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, are available without charge upon request by (1) calling the Funds at (888) 848-7569 and (2) from Form N-PX filed by the Funds with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

The Funds file a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Part F of N-PORT. The Funds’ first and third fiscal quarters end on December 31 and June 30. The Form N-PORT must be made within 60 days of the end of the quarter. The Funds’ Form N-PORT is available on the SEC’s website at www.sec.gov. You may also obtain copies by calling the Funds at 1-888-848-7569 or on the Funds' website, www.rivernorth.com.

UNAUDITED TAX INFORMATION

Of the distributions paid by the Funds from ordinary income for the calendar year ended December 31, 2024, the following percentages met the requirements to be treated as qualifying for the corporate dividends received deduction and qualified dividend income:

	Dividend Received Deduction	Qualified Dividend Income
RiverNorth/DoubleLine Strategic Income Fund	1.53%	2.97%
RiverNorth/Oaktree High Income Fund	0.00%	0.00%

The percentage of the total ordinary distributions paid during the calendar year ended December 31, 2024 that qualify as 163(j) interest dividends:

163(j) Percentage
RiverNorth/DoubleLine Strategic Income Fund	61.83%
RiverNorth/Oaktree High Income Fund	100.00%

In early 2025, if applicable, shareholders of record received this information for the distributions paid to them by the Funds during the calendar year 2024 via Form 1099. The Funds will notify shareholders in early 2026 of amounts paid to them by the Funds, if any, during the calendar year 2025.

124	(888) 848-7569 | www.rivernorth.com

RiverNorth Funds

RiverNorth/DoubleLine Strategic Income Fund

RiverNorth/Oaktree High Income Fund

Board of Trustees

Patrick W. Galley, CFA, Chairman

Jerry R. Raio

David M. Swanson

John K. Carter

J. Wayne Hutchens

Investment Adviser

RiverNorth Capital Management, LLC

Sub Advisers

DoubleLine Capital LP

Oaktree Fund Advisors, LLC

Transfer Agent, Administrator and

Dividend Disbursing Agent

ALPS Fund Services, Inc.

Distributor

ALPS Distributors, Inc.

Custodian

State Street Bank & Trust, Co.

Independent Registered

Public Accounting Firm

Cohen & Company, Ltd.

This report is provided for the general information of the shareholders of the RiverNorth Funds. This report is not intended for distribution to prospective investors in the Funds, unless preceded or accompanied by an effective prospectus.

(b)	The Registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form N-CSR.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable during the period covered by this report.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable during the period covered by this report.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration Paid to Directors, Officers, and Others is included as part of the Financial Statements filed under Item 7(a) of this Form N-CSR.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable during the period covered by this report.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 15.	Submission of Matters to a Vote of Security Holders.

The Registrant has not adopted procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16.	Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective based on their evaluation of these controls and procedures, required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this document.

(b)	There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Code of Ethics that is subject to Item 2 is attached hereto.

(a)(2)	Not applicable to the Registrant.

(a)(3)	The certifications of the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) of the 1940 Act, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.CERT.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	The certifications of the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: RiverNorth Funds

By:	/s/ Patrick W. Galley
Name:	Patrick W. Galley
Title:	President and Principal Executive Officer

Date:	December 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick W. Galley
Name:	Patrick W. Galley
Title:	President and Principal Executive Officer

Date:	December 5, 2025

By:	/s/ Jonathan M. Mohrhardt
Name:	Jonathan M. Mohrhardt
Title:	Treasurer and Chief Financial Officer

Date:	December 5, 2025